UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22717

First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549p. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)       The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded Fund VI

First Trust Nasdaq Bank ETF (FTXO)

First Trust Nasdaq Food & Beverage ETF (FTXG)

First Trust Nasdaq Oil & Gas ETF (FTXN)

First Trust Nasdaq Pharmaceuticals ETF (FTXH)

First Trust S-Network E-Commerce ETF (ISHP)
(formerly known as First Trust Nasdaq Retail ETF)

First Trust Nasdaq Semiconductor ETF (FTXL)

First Trust Nasdaq Transportation ETF (FTXR)

First Trust S-Network Streaming & Gaming ETF (BNGE)

Semi-Annual Report
For the Period Ended
September 30, 2022

First Trust Exchange-Traded Fund VI
Semi-Annual Report
September 30, 2022

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
September 30, 2022
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the six months ended September 30, 2022.
It is times like these that really test the mettle of investors. Are you someone that is implementing an investment plan with a long time horizon, a trader by nature, or do you fall somewhere in between? Frankly, the current climate is challenging for just about any strategy. While most investors are accustomed to dealing with high levels of volatility in the stock market, some of the daily swings we have witnessed lately have not only been uncharacteristically sharp but have occasionally seemed nearly inexplicable, in my opinion.
In case you have not noticed, volatility is also elevated in the fixed-income market. Bond valuations are down big in 2022. Year-to-date through October 31, 2022, the ICE BofA 15+ Year U.S. Treasury Index experienced a price decline of 33.51%, according to Bloomberg. It was down 31.87% on a total return basis, which includes reinvested interest. To put this into perspective, over the past 40 years, the worst annual showing by the U.S. Long-Term Government Bond Index (20-Year) tracked by Morningstar was the -14.90% total return posted in 2009 (think 2008-2009 global financial crisis). For those who may be unaware, investors benefitted from a trend of declining bond yields from September 1981 through August 2020. While that is an incredible run, nothing lasts forever. Suffice it to say, a lot of pain has been endured by investors in the markets this year and we believe there could be more to come in the near-term. The aggressive interest rate hikes by the Federal Reserve (the “Fed”) are a signal to the markets that it is behind the inflation curve. Moving forward, the Fed will be looking to lower inflation while simultaneously engineering a soft landing in the economy. That will be easier said than done, in my opinion.
There are far more headwinds challenging the securities markets than tailwinds. Here are just a few of those headwinds: stubbornly high inflation; additional rate hikes expected from the Fed from their November and December 2022 meetings, which could potentially push bond yields higher; the ongoing war between Russia and Ukraine, which is impacting the supply and prices of crude oil and natural gas; China enforcing a zero-tolerance policy to combat the spread of the coronavirus by locking down entire cities to its own economic detriment; and the potential for food and energy shortages this coming winter. With the housing market looking like it is finally cooling off, due largely to a huge spike in mortgage rates this year, which were up more than double the rate at the start of the year, the last big tailwind standing may just be the strong U.S. labor market. If the job market can hang in there, the Fed’s goal of a soft landing for the economy may be attainable. I think we will have a clearer picture of things at the start of 2023.
Year-to-date through October 31, 2022, the S&P 500® Index (the “Index”) posted a total return of -17.70%, according to Bloomberg, which puts the Index in bear market territory. A bear market is defined as a 20% or greater decline in the price of a security or index from its most recent peak. While the 17.70% decline in the Index would technically qualify as a stock market correction, investors should continue to view the current downturn as a bear market, in my opinion. Keep in mind, since World War II, there have been 12 bear markets in the Index, excluding the current bear market, according to Yardeni Research. The average price decline of those 12 bear markets was 33.6%. The average price gain over the 12-months following the trough reached during those bear markets was 40.8%, according to Bloomberg. Bear markets come and go. You can’t catch the turn if you are not in the market when the turn comes.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report
September 30, 2022
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
The International Monetary Fund (“IMF”) reported in its October release that global gross domestic product (“GDP”) growth is expected to come in at 3.2% in 2022 and 2.7% in 2023, down from 6.0% in 2021. The IMF sees the U.S. economy growing 1.6% in 2022 and 1.0% in 2023, down from 5.7% in 2021. With respect to all Advanced Economies, the IMF is projecting GDP growth of 2.4% in 2022 and 1.1% in 2023, down from 5.2% in 2021. Lastly, it sees Emerging Markets and Developing Economies growing 3.7% in 2022 and 3.7% again in 2023, down from 6.6% in 2021. From 1970 to 2021, the average global GDP growth rate was 3.6%, according to the IMF. Looking ahead, the IMF notes that the global economy must navigate three key pressures: the war in Ukraine, world-wide inflation and continued economic headwinds in the U.S., Europe and China.
Russia’s war with Ukraine continues to destabilize the global economy, increasing the cost of living and impeding economic growth. European natural gas prices have spiked four-fold since 2021, according to the IMF. Russia has decreased natural gas deliveries to Europe by over 80% of their 2021 total, greatly increasing the likelihood of an energy shortage. Worldwide inflationary pressures continue to fester, with global inflation forecast to surge to 8.8% in 2022, up from 4.7% in 2021. Central banks have rapidly tightened monetary policy in response, and will likely have to continue to do so, in our opinion. These tighter financial conditions have produced significant headwinds to growth among most major economies and are likely to have at least some impact in 2023.
Performance of Global Stocks and Bonds
U.S. equities have turned negative over the past six-month period. The S&P 500® (the “Index”), S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of -20.20%, -17.50% and -18.58%, respectively, for the six-month period ended September 30, 2022, according to Bloomberg. Value stocks outperformed growth stocks over the period. The S&P 500® Value Index posted a total return of -16.43% versus -23.87% for the S&P 500® Growth Index; an indication that investors may be anticipating slower growth over the near-term and are opting for companies that are trading at more attractive valuations. All eleven sectors that comprise the Index were down on a total return basis. Energy was down least for the period, losing 2.94%, while the worst showing came from Communication Services, down 30.79%.
A Bloomberg survey of 23 equity strategists found that the average 2022 year-end price target for the Index was 4,346 as of September 15, 2022, down from 4,376 on August 16, 2022, according to its own release. Heading into 2022 (December 16, 2021), strategists had an average target of 4,950. The highest and lowest estimates on September 15, 2022, were 5,100 and 3,400, respectively. On September 15, 2022, the Index closed at 3,901.35, which was 18.66% below its all-time closing high of 4,796.56 on January 3, 2022. As of September 30, 2022, Bloomberg’s 2022, 2023 and 2024 consensus earnings growth rate estimates for the Index stood at 9.61%, 6.14% and 8.44%, respectively.
The performance of foreign equities continues to lag that of major U.S. stock indices. Over the past six months, the MSCI World ex USA and MSCI Emerging Markets equity indices posted total returns of -22.50% (USD) and -21.70% (USD), respectively, according to Bloomberg. Major foreign bond indices were also in negative territory. The Bloomberg Global Aggregate Index of higher quality debt posted a total return of -14.63% (USD), while the EM Hard Currency Aggregate Index of emerging markets debt fell by 13.90% (USD), according to Bloomberg. Over that same period, the U.S. dollar surged by 14.04% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY), pressuring the returns on unhedged foreign securities held by U.S. investors.
U.S. bond indices have not been immune to the aggressive tightening of monetary policy by central banks, particularly the U.S. Federal Reserve. Over the past six months, the best performing index we track was the U.S. Treasury: Intermediate Index, which posted a total return of -4.69%. The worst performer was the Municipal Long Bond: Long Bond (22+), which posted a total return of -12.15%. The yield on the benchmark 10-Year Treasury Note (“T-Note”) rose by 149 basis points (a 63.70% increase over the period) to close at 3.83%, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.10% for the 10-year period ended September 30, 2022.

Fund Performance Overview (Unaudited)
First Trust Nasdaq Bank ETF (FTXO)
The First Trust Nasdaq Bank ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Banks IndexTM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXO.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the banking sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the Nasdaq US Benchmark Index that have been classified as comprising the banking sector according to the Industry Classification Benchmark. The Nasdaq US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes companies providing a broad range of financial services, including retail banking, loans and money transmissions.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/22	1 Year Ended 9/30/22	5 Years Ended 9/30/22	Inception (9/20/16) to 9/30/22	5 Years Ended 9/30/22	Inception (9/20/16) to 9/30/22
Fund Performance
NAV	-17.16%	-18.52%	1.40%	6.89%	7.22%	49.44%
Market Price	-17.18%	-18.54%	1.41%	6.90%	7.26%	49.50%
Index Performance
Nasdaq US Smart Banks IndexTM	-16.98%	-18.10%	2.06%	7.60%	10.76%	55.50%
Nasdaq US Benchmark Banks Index	-19.12%	-23.82%	2.31%	8.02%	12.11%	59.17%
Nasdaq US Benchmark Index	-20.68%	-18.01%	8.68%	10.51%	51.60%	82.63%
(See Notes to Fund Performance Overview on page 20.)

Nasdaq® and Nasdaq US Smart Banks IndexTM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Bank ETF (FTXO) (Continued)
Sector Allocation	% of Total Investments
Financials	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
M&T Bank Corp.	8.1%
Popular, Inc.	8.1
Regions Financial Corp.	8.0
Wells Fargo & Co.	8.0
New York Community Bancorp, Inc.	7.5
Cullen/Frost Bankers, Inc.	4.4
Old National Bancorp	4.3
First Citizens BancShares, Inc., Class A	4.2
PNC Financial Services Group (The), Inc.	4.1
Synovus Financial Corp.	4.0
Total	60.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Food & Beverage ETF (FTXG)
The First Trust Nasdaq Food & Beverage ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Food & Beverage IndexTM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXG.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the food and beverage sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the Nasdaq US Benchmark Index that have been classified as comprising either the beverages sector or food producers sector according to the Industry Classification Benchmark (“ICB”). The Nasdaq US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. These classifications include: (i) manufacturers and shippers of cider or malt products; (ii) producers, distillers, vintners, blenders and shippers of wine and spirits; (iii) manufacturers, bottlers and distributors of non-alcoholic beverages; (iv) companies that grow crops or raise livestock, operate fisheries or own non-tobacco plantations; (v) food producers, including meatpacking, snacks, fruits, vegetables, dairy products and frozen seafood; (vi) producers of pet food; and (vii) manufacturers of dietary supplements, vitamins and related items.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/22	1 Year Ended 9/30/22	5 Years Ended 9/30/22	Inception (9/20/16) to 9/30/22	5 Years Ended 9/30/22	Inception (9/20/16) to 9/30/22
Fund Performance
NAV	-7.76%	4.27%	6.16%	5.13%	34.82%	35.17%
Market Price	-7.82%	4.35%	6.15%	5.14%	34.78%	35.27%
Index Performance
Nasdaq US Smart Food & Beverage IndexTM	-7.51%	4.92%	6.84%	5.80%	39.18%	40.46%
Nasdaq US Benchmark Food, Beverage and Tobacco Index	-6.99%	4.35%	7.80%	7.07%	45.60%	50.99%
Nasdaq US Benchmark Index	-20.68%	-18.01%	8.68%	10.51%	51.60%	82.63%
(See Notes to Fund Performance Overview on page 20.)

Nasdaq® and Nasdaq US Smart Food & Beverage IndexTM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Food & Beverage ETF (FTXG) (Continued)
Sector Allocation	% of Total Investments
Consumer Staples	96.0%
Materials	4.0
Total	100.0%
Top Ten Holdings	% of Total Investments
Kellogg Co.	8.3%
General Mills, Inc.	8.1
Molson Coors Beverage Co., Class B	7.8
Campbell Soup Co.	7.6
Bunge Ltd.	7.2
Hostess Brands, Inc.	4.3
J.M. Smucker (The) Co.	4.2
Hershey (The) Co.	4.2
Conagra Brands, Inc.	4.1
PepsiCo, Inc.	4.1
Total	59.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Oil & Gas ETF (FTXN)
The First Trust Nasdaq Oil & Gas ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Oil & Gas IndexTM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXN.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the oil and gas sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the Nasdaq US Benchmark Index that have been classified as comprising either the oil & gas producers sector or the oil equipment, services & distribution sector according to the Industry Classification Benchmark (“ICB”). The Nasdaq US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. These classifications include: (i) companies engaged in the exploration for and drilling, production, refining and supply of oil and gas products; (ii) integrated oil and gas companies engaged in the exploration for, and drilling, production, refining, distribution and retail sales of, oil and gas products; (iii) suppliers of equipment and services to oil fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction; and (iv) operators of pipelines carrying oil, gas or other forms of fuel.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/22	1 Year Ended 9/30/22	5 Years Ended 9/30/22	Inception (9/20/16) to 9/30/22	5 Years Ended 9/30/22	Inception (9/20/16) to 9/30/22
Fund Performance
NAV	-6.13%	31.67%	7.40%	5.56%	42.89%	38.54%
Market Price	-6.13%	31.60%	7.40%	5.56%	42.89%	38.55%
Index Performance
Nasdaq US Smart Oil & Gas IndexTM	-6.01%	32.32%	8.09%	6.22%	47.52%	43.90%
Nasdaq US Benchmark Energy Index	-2.28%	42.75%	6.19%	6.02%	35.06%	42.23%
Nasdaq US Benchmark Index	-20.68%	-18.01%	8.68%	10.51%	51.60%	82.63%
(See Notes to Fund Performance Overview on page 20.)

Nasdaq® and Nasdaq US Smart Oil & Gas IndexTM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Oil & Gas ETF (FTXN) (Continued)
Sector Allocation	% of Total Investments
Energy	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
PBF Energy, Inc., Class A	9.3%
Occidental Petroleum Corp.	7.8
Chevron Corp.	6.8
Exxon Mobil Corp.	6.8
Williams (The) Cos., Inc.	6.2
Marathon Petroleum Corp.	4.4
ConocoPhillips	4.2
Kinder Morgan, Inc.	4.1
Marathon Oil Corp.	4.0
Valero Energy Corp.	4.0
Total	57.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
The First Trust Nasdaq Pharmaceuticals ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Pharmaceuticals IndexTM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXH.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the pharmaceutical sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the Nasdaq US Benchmark Index that have been classified as comprising the pharmaceuticals sub-sector according to the Industry Classification Benchmark. The Nasdaq US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes vaccine producers and manufacturers of prescription or over-the-counter drugs.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/22	1 Year Ended 9/30/22	5 Years Ended 9/30/22	Inception (9/20/16) to 9/30/22	5 Years Ended 9/30/22	Inception (9/20/16) to 9/30/22
Fund Performance
NAV	-9.33%	-4.71%	4.63%	4.14%	25.40%	27.73%
Market Price	-9.08%	-4.71%	4.65%	4.16%	25.50%	27.84%
Index Performance
Nasdaq US Smart Pharmaceuticals IndexTM	-9.00%	-4.03%	5.31%	4.83%	29.53%	32.91%
Nasdaq US Benchmark Pharmaceuticals Index	-5.48%	10.20%	10.94%	11.18%	68.05%	89.45%
Nasdaq US Benchmark Index	-20.68%	-18.01%	8.68%	10.51%	51.60%	82.63%
(See Notes to Fund Performance Overview on page 20.)

Nasdaq® and Nasdaq US Smart Pharmaceuticals IndexTM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Pharmaceuticals ETF (FTXH) (Continued)
Sector Allocation	% of Total Investments
Health Care	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
Bristol-Myers Squibb Co.	8.7%
Johnson & Johnson	8.4
Gilead Sciences, Inc.	8.0
Ironwood Pharmaceuticals, Inc.	8.0
Amgen, Inc.	7.8
Eli Lilly & Co.	4.4
Vertex Pharmaceuticals, Inc.	4.3
Merck & Co., Inc.	4.2
AbbVie, Inc.	4.1
Prestige Consumer Healthcare, Inc.	4.1
Total	62.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust S-Network E-Commerce ETF (ISHP)
The First Trust S-Network E-Commerce ETF (the “Fund”), formerly the First Trust Nasdaq Retail ETF, seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the S-Network Global E-Commerce IndexTM (the “Index”). The Fund lists and principally trades its shares on The Nasdaq Stock Market LLC under the symbol “ISHP.” The Fund will normally invest at least 90% of its net assets (plus any borrowings for investment purposes) in the common stocks and depository receipts that comprise the Index.
The Index seeks to provide exposure to companies with securities listed on recognized global securities exchanges that are principally engaged in the global e-commerce industry. According to VettaFi LLC, to be eligible for inclusion in the Index, a security must be issued by a company engaged in at least one of the four following business segments comprising the global e-commerce industry: (1) content navigation; (2) online retail; (3) online marketplace; and (4) e-commerce infrastructure. The Index is owned and is developed, maintained and sponsored by VettaFi LLC.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/22	1 Year Ended 9/30/22	5 Years Ended 9/30/22	Inception (9/20/16) to 9/30/22	5 Years Ended 9/30/22	Inception (9/20/16) to 9/30/22
Fund Performance
NAV	-30.21%	-36.36%	2.65%	2.36%	13.94%	15.07%
Market Price	-30.48%	-36.70%	2.55%	2.27%	13.42%	14.48%
Index Performance
S-Network Global E-Commerce IndexTM(1)(2)	-30.51%	-48.55%	N/A	N/A	N/A	N/A
MSCI ACWI Index(3)	-21.41%	-20.66%	4.44%	6.89%	24.27%	49.40%
Nasdaq US Smart Retail Index	-18.65%	-18.63%	8.39%	7.19%	49.61%	52.00%
Nasdaq US Benchmark Retail Index	-21.41%	-21.95%	12.90%	12.58%	83.46%	104.28%
Nasdaq US Benchmark Index	-20.68%	-18.01%	8.68%	10.51%	51.60%	82.63%
(See Notes to Fund Performance Overview on page 20.)

(1)	On January 26, 2022, the Fund’s underlying index changed from the Nasdaq US Smart Retail Index to the S-Network Global E-Commerce IndexTM. Therefore, performance and historical returns shown for the periods prior to January 26, 2022, are not necessarily indicative of the performance of the Fund, based on its current Index, would have generated.
(2)	Because the Fund’s new underlying Index had an inception date of April 30, 2021, performance data is not available for all the periods shown in the table for the Index because performance data does not exist for some of the entire periods.
(3)	The MSCI ACWI Index serves as the Fund’s new primary benchmark index. The Fund’s investment advisor determined that the MSCI ACWI Index provides a more appropriate comparison to Fund returns.
S-Network and S-Network Global E-Commerce IndexTM are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust S-Network E-Commerce ETF (ISHP) (Continued)
Sector Allocation	% of Total Investments
Consumer Discretionary	37.2%
Communication Services	22.0
Industrials	17.7
Information Technology	13.9
Real Estate	5.2
Consumer Staples	2.0
Financials	2.0
Total	100.0%
Top Ten Holdings	% of Total Investments
Uber Technologies, Inc.	2.3%
Pinterest, Inc., Class A	2.2
MercadoLibre, Inc.	2.2
PayPal Holdings, Inc.	2.2
Twitter, Inc.	2.2
CoStar Group, Inc.	2.2
Airbnb, Inc., Class A	2.1
KE Holdings, Inc., ADR	2.0
Walmart, Inc.	2.0
Coupang, Inc.	2.0
Total	21.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Semiconductor ETF (FTXL)
The First Trust Nasdaq Semiconductor ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Semiconductor IndexTM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXL.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the semiconductor sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the Nasdaq US Benchmark Index that have been classified as comprising the semiconductors sub-sector according to the Industry Classification Benchmark. The Nasdaq US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes producers and distributors of semiconductors and other integrated chips, including other products related to the semiconductor industry, such as semiconductor capital equipment and motherboards.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/22	1 Year Ended 9/30/22	5 Years Ended 9/30/22	Inception (9/20/16) to 9/30/22	5 Years Ended 9/30/22	Inception (9/20/16) to 9/30/22
Fund Performance
NAV	-30.21%	-27.30%	12.15%	16.68%	77.40%	153.37%
Market Price	-30.30%	-27.41%	12.14%	16.68%	77.34%	153.37%
Index Performance
Nasdaq US Smart Semiconductor IndexTM	-30.05%	-26.90%	12.84%	17.42%	82.95%	163.23%
Nasdaq US Benchmark Semiconductors IndexTM	-38.06%	-29.82%	13.09%	16.23%	84.99%	147.53%
Nasdaq US Benchmark Index	-20.68%	-18.01%	8.68%	10.51%	51.60%	82.63%
(See Notes to Fund Performance Overview on page 20.)

Nasdaq® and Nasdaq US Smart Semiconductor IndexTM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Semiconductor ETF (FTXL) (Continued)
Sector Allocation	% of Total Investments
Information Technology	98.6%
Health Care	1.4
Total	100.0%
Top Ten Holdings	% of Total Investments
Texas Instruments, Inc.	8.6%
ON Semiconductor Corp.	8.3
Broadcom, Inc.	8.2
Skyworks Solutions, Inc.	7.9
Intel Corp.	7.4
Microchip Technology, Inc.	4.3
Analog Devices, Inc.	4.2
NXP Semiconductors N.V.	4.1
Micron Technology, Inc.	4.1
Qorvo, Inc.	4.1
Total	61.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Transportation ETF (FTXR)
The First Trust Nasdaq Transportation ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Transportation IndexTM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXR.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the transportation sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the Nasdaq US Benchmark Index that have been classified as comprising the industrial transportation sector, the automobiles & parts sector or the airlines sub-sector according to the Industry Classification Benchmark. The Nasdaq US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. These classifications include: (i) operators of mail and package delivery services; (ii) providers of on-water transportation for commercial markets; (iii) providers of industrial railway transportation and railway lines; (iv) companies that manage airports, train depots, roads, bridges, tunnels, ports, and providers of logistic services to shippers of goods; (v) companies that provide commercial trucking services; (vi) makers of motorcycles and passenger vehicles; (vii) manufacturers and distributors of new and replacement parts for motorcycles and automobiles; (viii) manufacturers, distributors and retreaders of automobile, truck and motorcycle tires; and (ix) companies providing primarily passenger air transport.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/22	1 Year Ended 9/30/22	5 Years Ended 9/30/22	Inception (9/20/16) to 9/30/22	5 Years Ended 9/30/22	Inception (9/20/16) to 9/30/22
Fund Performance
NAV	-26.84%	-22.74%	0.54%	3.92%	2.72%	26.06%
Market Price	-26.86%	-22.72%	0.55%	3.92%	2.76%	26.06%
Index Performance
Nasdaq US Smart Transportation IndexTM	-26.81%	-22.59%	0.96%	4.40%	4.90%	29.65%
Nasdaq US Benchmark Industrial Transportation IndexTM	-24.02%	-10.78%	8.89%	12.52%	53.10%	103.57%
Nasdaq US Benchmark Index	-20.68%	-18.01%	8.68%	10.51%	51.60%	82.63%
(See Notes to Fund Performance Overview on page 20.)

Nasdaq® and Nasdaq US Smart Transportation IndexTM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Transportation ETF (FTXR) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	72.9%
Consumer Discretionary	27.1
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
PACCAR, Inc.	9.0%
Union Pacific Corp.	8.2
CH Robinson Worldwide, Inc.	8.0
CSX Corp.	7.9
Ford Motor Co.	6.9
United Rentals, Inc.	4.4
JB Hunt Transport Services, Inc.	4.2
Alaska Air Group, Inc.	4.2
LKQ Corp.	4.2
Lear Corp.	4.1
Total	61.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust S-Network Streaming & Gaming ETF (BNGE)
The First Trust S-Network Streaming & Gaming ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the S-Network Streaming & Gaming Index (the “Index”). The Fund lists and principally trades its shares on The NYSE Arca, Inc. under the ticker symbol “BNGE.” The Fund will normally invest at least 80% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index.
According to VettaFi LLC (the “Index Provider”), the Index is composed of common stock and depositary receipts issued by U.S. and non-U.S. companies that enable remote users to access online content; publish online content; participate in prospective wagering; spectate or participate in competitive video gaming; and that provide the products, services and technology that are necessary for the streaming and gaming industries. The Index is owned and is developed, maintained and sponsored by VettaFi LLC. The Index Provider retains the right at any time, upon prior written notice, to modify the Index methodology.
Performance
		Cumulative Total Returns
	6 Months Ended 9/30/22	Inception (1/25/22) to 9/30/22
Fund Performance
NAV	-31.24%	-34.55%
Market Price	-31.54%	-34.47%
Index Performance
S-Network Streaming & Gaming Index	-31.07%	-33.92%
MSCI ACWI Index	-21.41%	-19.86%
(See Notes to Fund Performance Overview on page 20.)

S-Network and S-Network Streaming & Gaming Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust S-Network Streaming & Gaming ETF (BNGE) (Continued)
Sector Allocation	% of Total Long-Term Investments
Communication Services	57.0%
Consumer Discretionary	28.9
Information Technology	14.1
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Netflix, Inc.	6.5%
Walt Disney (The) Co.	5.1
Activision Blizzard, Inc.	5.0
Nintendo Co., Ltd.	4.9
Electronic Arts, Inc.	4.8
Flutter Entertainment PLC	4.6
NetEase, Inc., ADR	4.5
Advanced Micro Devices, Inc.	4.2
Sony Group Corp.	4.1
NVIDIA Corp.	4.0
Total	47.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
September 30, 2022 (Unaudited)
As a shareholder of First Trust Nasdaq Bank ETF, First Trust Nasdaq Food & Beverage ETF, First Trust Nasdaq Oil & Gas ETF, First Trust Nasdaq Pharmaceuticals ETF, First Trust S-Network E-Commerce ETF, First Trust Nasdaq Semiconductor ETF, First Trust Nasdaq Transportation ETF or First Trust S-Network Streaming & Gaming ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2022.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Nasdaq Bank ETF (FTXO)
Actual	$1,000.00	$828.40	0.60%	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
First Trust Nasdaq Food & Beverage ETF (FTXG)
Actual	$1,000.00	$922.40	0.60%	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
First Trust Nasdaq Oil & Gas ETF (FTXN)
Actual	$1,000.00	$938.70	0.60%	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Actual	$1,000.00	$906.70	0.60%	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
First Trust S-Network E-Commerce ETF (ISHP)
Actual	$1,000.00	$697.90	0.60%	$2.55
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
First Trust Nasdaq Semiconductor ETF (FTXL)
Actual	$1,000.00	$697.90	0.60%	$2.55
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses (Continued)
September 30, 2022 (Unaudited)
	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Nasdaq Transportation ETF (FTXR)
Actual	$1,000.00	$731.60	0.60%	$2.60
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
First Trust S-Network Streaming & Gaming ETF (BNGE)
Actual	$1,000.00	$687.60	0.70%	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,021.56	0.70%	$3.55

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (April 1, 2022 through September 30, 2022), multiplied by 183/365 (to reflect the six-month period).

First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.7%
	Banks – 88.3%
259,239	Bank of America Corp.	$7,829,018
178,509	Citigroup, Inc.	7,438,470
93,173	Citizens Financial Group, Inc.	3,201,424
108,506	Comerica, Inc.	7,714,777
67,043	Cullen/Frost Bankers, Inc.	8,864,425
8,238	East West Bancorp, Inc.	553,099
17,409	Fifth Third Bancorp	556,392
10,731	First Citizens BancShares, Inc., Class A	8,557,221
3,916	First Republic Bank	511,234
44,368	Huntington Bancshares, Inc.	584,770
76,611	JPMorgan Chase & Co.	8,005,849
492,539	KeyCorp	7,890,475
92,288	M&T Bank Corp.	16,272,220
522,050	Old National Bancorp	8,598,163
7,367	Pinnacle Financial Partners, Inc.	597,464
55,146	PNC Financial Services Group (The), Inc.	8,239,915
225,668	Popular, Inc.	16,261,636
804,154	Regions Financial Corp.	16,139,371
3,410	Signature Bank	514,910
6,525	Silvergate Capital Corp., Class A (a)	491,659
1,463	SVB Financial Group (a)	491,246
216,958	Synovus Financial Corp.	8,138,095
186,016	Truist Financial Corp.	8,099,137
191,033	US Bancorp	7,702,451
12,636	Webster Financial Corp.	571,147
398,674	Wells Fargo & Co.	16,034,668
7,749	Western Alliance Bancorp	509,419
158,332	Zions Bancorp N.A.	8,052,766
		178,421,421
	Consumer Finance – 3.9%
86,705	Discover Financial Services	7,883,219
	Thrifts & Mortgage Finance – 7.5%
1,779,983	New York Community Bancorp, Inc.	15,183,255
	Total Investments – 99.7%	201,487,895
	(Cost $241,538,179)
	Net Other Assets and Liabilities – 0.3%	550,560
	Net Assets – 100.0%	$202,038,455

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 201,487,895	$ 201,487,895	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Beverages – 26.9%
20,201	Boston Beer (The) Co., Inc., Class A (a)	$6,538,054
93,664	Brown-Forman Corp., Class B	6,235,212
65,794	Celsius Holdings, Inc. (a)	5,966,200
580,349	Coca-Cola (The) Co.	32,511,151
145,551	Constellation Brands, Inc., Class A	33,430,154
939,493	Keurig Dr. Pepper, Inc.	33,652,639
1,347,304	Molson Coors Beverage Co., Class B	64,657,119
76,654	Monster Beverage Corp. (a)	6,665,832
207,894	PepsiCo, Inc.	33,940,774
		223,597,135
	Chemicals – 4.0%
582,994	Corteva, Inc.	33,318,107
	Food & Staples Retailing – 0.7%
222,374	US Foods Holding Corp. (a)	5,879,569
	Food Products – 67.7%
407,483	Archer-Daniels-Midland Co.	32,782,007
279,065	Beyond Meat, Inc. (a)	3,954,351
722,263	Bunge Ltd.	59,637,256
1,346,630	Campbell Soup Co.	63,453,206
1,041,696	Conagra Brands, Inc.	33,990,540
89,524	Darling Ingredients, Inc. (a)	5,922,013
156,422	Freshpet, Inc. (a)	7,835,178
876,819	General Mills, Inc.	67,173,104
159,407	Hershey (The) Co.	35,144,461
712,280	Hormel Foods Corp.	32,366,003
1,545,017	Hostess Brands, Inc. (a)	35,906,195
255,826	J.M. Smucker (The) Co.	35,153,051
984,700	Kellogg Co.	68,594,202
182,061	Kraft Heinz (The) Co.	6,071,734
85,620	Lamb Weston Holdings, Inc.	6,625,276
80,991	McCormick & Co., Inc.	5,772,228
578,941	Mondelez International, Inc., Class A	31,743,335
475,106	Tyson Foods, Inc., Class A	31,323,739
		563,447,879
	Personal Products – 0.6%
260,989	Herbalife Nutrition Ltd. (a)	5,191,071
	Total Investments – 99.9%	831,433,761
	(Cost $910,254,789)
	Net Other Assets and Liabilities – 0.1%	548,435
	Net Assets – 100.0%	$831,982,196

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 831,433,761	$ 831,433,761	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Energy Equipment & Services – 1.7%
114,200	Baker Hughes Co.	$2,393,632
132,261	ChampionX Corp.	2,588,348
95,742	Halliburton Co.	2,357,168
67,474	Helmerich & Payne, Inc.	2,494,514
163,249	NOV, Inc.	2,641,369
75,615	Schlumberger N.V.	2,714,578
796,854	Transocean Ltd. (a)	1,968,229
		17,157,838
	Oil, Gas & Consumable Fuels – 98.2%
300,343	Antero Midstream Corp.	2,757,149
1,024,880	Antero Resources Corp. (a)	31,289,586
1,178,694	APA Corp.	40,299,548
67,777	Callon Petroleum Co. (a)	2,372,873
18,005	Cheniere Energy, Inc.	2,987,210
138,175	Chesapeake Energy Corp.	13,017,467
487,485	Chevron Corp.	70,036,970
42,934	Civitas Resources, Inc.	2,463,982
163,249	CNX Resources Corp. (a)	2,535,257
421,187	ConocoPhillips	43,104,278
910,685	Coterra Energy, Inc.	23,787,092
32,435	Denbury, Inc. (a)	2,797,843
618,482	Devon Energy Corp.	37,189,323
54,324	Diamondback Energy, Inc.	6,543,869
81,310	EOG Resources, Inc.	9,084,766
60,348	EQT Corp.	2,459,181
311,176	Equitrans Midstream Corp.	2,327,596
796,434	Exxon Mobil Corp.	69,536,653
23,880	Hess Corp.	2,602,681
705,014	HF Sinclair Corp.	37,957,954
2,516,307	Kinder Morgan, Inc.	41,871,348
6,520,327	Kosmos Energy Ltd. (a)	33,710,091
37,171	Laredo Petroleum, Inc. (a)	2,336,197
1,801,435	Marathon Oil Corp.	40,676,402
457,553	Marathon Petroleum Corp.	45,448,739
551,520	Matador Resources, Co.	26,980,358
365,582	Murphy Oil Corp.	12,857,519
1,298,557	Occidental Petroleum Corp.	79,796,328
164,949	ONEOK, Inc.	8,451,987
207,040	Ovintiv, Inc.	9,523,840
2,698,986	PBF Energy, Inc., Class A (a)	94,896,348
42,475	PDC Energy, Inc.	2,454,630
1,817,631	Permian Resources Corp. (a)	12,359,891
32,241	Phillips 66	2,602,494
168,984	Pioneer Natural Resources Co.	36,590,106
87,784	Range Resources Corp.	2,217,424
1,046,033	SM Energy Co.	39,341,301
385,129	Southwestern Energy Co. (a)	2,356,989
42,274	Targa Resources Corp.	2,550,813
721,150	Tellurian, Inc. (a)	1,723,548
379,785	Valero Energy Corp.	40,580,027
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
2,222,849	Williams (The) Cos., Inc.	$63,640,167
		1,008,117,825
	Total Investments – 99.9%	1,025,275,663
	(Cost $1,044,155,289)
	Net Other Assets and Liabilities – 0.1%	771,111
	Net Assets – 100.0%	$1,026,046,774

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,025,275,663	$ 1,025,275,663	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Biotechnology – 45.7%
11,076	AbbVie, Inc.	$1,486,510
22,471	Alkermes PLC (a)	501,777
12,395	Amgen, Inc.	2,793,833
5,963	BioMarin Pharmaceutical, Inc. (a)	505,484
7,264	Blueprint Medicines Corp. (a)	478,625
22,143	Emergent BioSolutions, Inc. (a)	464,782
46,928	Gilead Sciences, Inc.	2,894,988
8,983	Horizon Therapeutics PLC (a)	555,958
12,509	Ionis Pharmaceuticals, Inc. (a)	553,273
276,814	Ironwood Pharmaceuticals, Inc. (a)	2,867,793
3,447	Seagen, Inc. (a)	471,653
6,572	United Therapeutics Corp. (a)	1,376,045
5,286	Vertex Pharmaceuticals, Inc. (a)	1,530,508
		16,481,229
	Health Care Providers & Services – 3.9%
21,059	Cardinal Health, Inc.	1,404,214
	Pharmaceuticals – 50.3%
44,185	Bristol-Myers Squibb Co.	3,141,112
6,044	Catalent, Inc. (a)	437,344
20,599	Corcept Therapeutics, Inc. (a)	528,158
35,154	Elanco Animal Health, Inc. (a)	436,261
4,944	Eli Lilly & Co.	1,598,642
3,427	Jazz Pharmaceuticals PLC (a)	456,785
18,461	Johnson & Johnson	3,015,789
17,447	Merck & Co., Inc.	1,502,536
52,200	Organon & Co.	1,221,480
10,135	Pacira BioSciences, Inc. (a)	539,081
14,214	Perrigo Co. PLC	506,871
32,926	Pfizer, Inc.	1,440,842
29,444	Prestige Consumer Healthcare, Inc. (a)	1,467,195
155,943	Viatris, Inc.	1,328,634
3,398	Zoetis, Inc.	503,889
		18,124,619
	Total Investments – 99.9%	36,010,062
	(Cost $39,883,862)
	Net Other Assets and Liabilities – 0.1%	25,513
	Net Assets – 100.0%	$36,035,575

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 36,010,062	$ 36,010,062	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.2%
	Air Freight & Logistics – 4.5%
2,264	Deutsche Post AG (a)	$68,236
361	FedEx Corp.	53,598
449	United Parcel Service, Inc., Class B	72,531
		194,365
	Banks – 1.1%
3,421	KakoaBank Corp. (a) (b)	47,390
	Commercial Services & Supplies – 1.8%
726	Copart, Inc. (b)	77,246
	Consumer Finance – 0.9%
14,518	Lufax Holding Ltd., ADR	36,876
	Entertainment – 1.4%
1,093	Sea Ltd., ADR (b)	61,263
	Food & Staples Retailing – 2.0%
667	Walmart, Inc.	86,510
	Hotels, Restaurants & Leisure – 7.8%
858	Airbnb, Inc., Class A (b)	90,124
47	Booking Holdings, Inc. (b)	77,231
865	Expedia Group, Inc. (b)	81,042
3,140	Trip.com Group Ltd., ADR (b)	85,753
		334,150
	Interactive Media & Services – 20.6%
704	Alphabet, Inc., Class A (b)	67,338
11,930	Auto Trader Group PLC (a) (c) (d)	67,656
541	Baidu, Inc., ADR (b)	63,562
1,045	IAC, Inc. (b)	57,872
3,079	Kanzhun Ltd., ADR (b)	51,974
486	Meta Platforms, Inc., Class A (b)	65,940
443	NAVER Corp. (a)	59,015
4,126	Pinterest, Inc., Class A (b)	96,136
999	REA Group Ltd. (a)	72,714
11,670	Rightmove PLC (a)	62,258
5,538	Snap, Inc., Class A (b)	54,383
2,156	Twitter, Inc. (b)	94,519
6,796	Yandex N.V., Class A (a) (b) (e) (f)	3,222
26,200	Z Holdings Corp. (a)	69,447
		886,036
	Internet & Direct Marketing Retail – 21.2%
683	Alibaba Group Holding Ltd., ADR (b)	54,633
117,334	Alibaba Health Information Technology Ltd. (a) (b)	53,448
Shares	Description	Value

	Internet & Direct Marketing Retail (Continued)
719	Amazon.com, Inc. (b)	$81,247
5,162	Coupang, Inc. (b)	86,051
2,118	Delivery Hero SE (a) (b) (c) (d)	77,365
1,100	DoorDash, Inc., Class A (b)	54,395
1,908	eBay, Inc.	70,233
10,206	JD Health International, Inc. (a) (b) (c) (d)	58,137
2,651	JD.com, Inc, Class A (a)	66,880
3,407	Meituan, Class B (a) (b) (c) (d)	71,603
116	MercadoLibre, Inc. (b)	96,022
1,344	Pinduoduo, Inc., ADR (b)	84,107
1,149	Prosus N.V. (a)	59,779
		913,900
	IT Services – 13.8%
57	Adyen N.V. (a) (b) (c) (d)	71,088
1,218	Block, Inc. (b)	66,978
891	Fidelity National Information Services, Inc.	67,333
896	Fiserv, Inc. (b)	83,839
384	FleetCor Technologies, Inc. (b)	67,649
736	Global Payments, Inc.	79,525
1,114	PayPal Holdings, Inc. (b)	95,882
2,367	Shopify, Inc., Class A (b)	63,767
		596,061
	Marine – 1.5%
35	AP Moller - Maersk A.S., Class B (a)	63,603
	Multiline Retail – 1.4%
1,129	Next PLC (a)	59,923
	Professional Services – 2.2%
1,356	CoStar Group, Inc. (b)	94,445
	Real Estate Management & Development – 3.6%
4,957	KE Holdings, Inc., ADR (b)	86,847
2,348	Zillow Group, Inc., Class C (b)	67,176
		154,023
	Road & Rail – 5.9%
738	Canadian National Railway Co.	79,701
3,677	Uber Technologies, Inc. (b)	97,441
393	Union Pacific Corp.	76,564
		253,706
	Specialty Retail – 4.9%
1,180	Best Buy Co., Inc.	74,741
881	CarMax, Inc. (b)	58,164
654	Williams-Sonoma, Inc.	77,074
		209,979

See Notes to Financial Statements

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods – 1.9%
288	Lululemon Athletica, Inc. (b)	$80,513
	Trading Companies & Distributors – 1.7%
4,900	MonotaRO Co., Ltd. (a)	75,190
	Total Common Stocks	4,225,179
	(Cost $6,497,155)
REAL ESTATE INVESTMENT TRUSTS – 1.6%
	Equity Real Estate Investment Trusts – 1.6%
682	Prologis, Inc.	69,291
	(Cost $105,008)
	Total Investments – 99.8%	4,294,470
	(Cost $6,602,163)
	Net Other Assets and Liabilities – 0.2%	9,763
	Net Assets – 100.0%	$4,304,233

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $1,106,954 or 25.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(f)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).

ADR	American Depositary Receipt
Currency Exposure Diversification	% of Total Investments
United States Dollar	72.4%
Euro	6.4
Hong Kong Dollar	5.8
British Pound Sterling	4.4
Japanese Yen	3.4
South Korean Won	2.5
Canadian Dollar	1.9
Australian Dollar	1.7
Danish Krone	1.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Air Freight & Logistics	$ 194,365	$ 126,129	$ 68,236	$ —
Banks	47,390	—	47,390	—
Interactive Media & Services	886,036	551,724	331,090	3,222
Internet & Direct Marketing Retail	913,900	526,688	387,212	—
IT Services	596,061	524,973	71,088	—
Marine	63,603	—	63,603	—
Multiline Retail	59,923	—	59,923	—
Trading Companies & Distributors	75,190	—	75,190	—
Other Industry Categories*	1,388,711	1,388,711	—	—
Real Estate Investment Trusts*	69,291	69,291	—	—
Total Investments	$ 4,294,470	$ 3,187,516	$ 1,103,732	$ 3,222

*	See Portfolio of Investments for industry breakout.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

See Notes to Financial Statements

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Electronic Equipment, Instruments & Components – 5.0%
63,631	Coherent Corp. (a)	$2,217,540
12,635	IPG Photonics Corp. (a)	1,065,762
		3,283,302
	Life Sciences Tools & Services – 1.4%
21,715	Azenta, Inc.	930,705
	Semiconductors & Semiconductor Equipment – 93.5%
13,487	Advanced Micro Devices, Inc. (a)	854,536
16,862	Ambarella, Inc. (a)	947,307
19,833	Analog Devices, Inc.	2,763,530
28,243	Applied Materials, Inc.	2,313,949
12,043	Broadcom, Inc.	5,347,212
12,064	Entegris, Inc.	1,001,553
188,301	Intel Corp.	4,852,517
8,733	KLA Corp.	2,642,868
2,766	Lam Research Corp.	1,012,356
21,236	Lattice Semiconductor Corp. (a)	1,045,024
24,447	Marvell Technology, Inc.	1,049,021
46,058	Microchip Technology, Inc.	2,810,920
53,163	Micron Technology, Inc.	2,663,466
2,526	Monolithic Power Systems, Inc.	917,948
7,583	NVIDIA Corp.	920,500
18,260	NXP Semiconductors N.V.	2,693,533
87,401	ON Semiconductor Corp. (a)	5,447,704
16,002	Power Integrations, Inc.	1,029,249
33,474	Qorvo, Inc. (a)	2,658,170
22,721	QUALCOMM, Inc.	2,567,019
9,133	Silicon Laboratories, Inc. (a)	1,127,378
10,757	SiTime Corp. (a)	846,899
60,990	Skyworks Solutions, Inc.	5,200,617
9,901	Synaptics, Inc. (a)	980,298
13,523	Teradyne, Inc.	1,016,254
36,381	Texas Instruments, Inc.	5,631,051
10,087	Wolfspeed, Inc. (a)	1,042,592
		61,383,471
	Total Investments – 99.9%	65,597,478
	(Cost $88,661,939)
	Net Other Assets and Liabilities – 0.1%	46,310
	Net Assets – 100.0%	$65,643,788

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 65,597,478	$ 65,597,478	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Air Freight & Logistics – 19.2%
56,927	CH Robinson Worldwide, Inc.	$5,482,639
31,579	Expeditors International of Washington, Inc.	2,788,742
15,413	FedEx Corp.	2,288,368
16,704	United Parcel Service, Inc., Class B	2,698,364
		13,258,113
	Airlines – 9.1%
74,590	Alaska Air Group, Inc. (a)	2,920,199
57,723	American Airlines Group, Inc. (a)	694,985
24,133	Delta Air Lines, Inc. (a)	677,172
96,254	JetBlue Airways Corp. (a)	638,164
20,431	Southwest Airlines Co. (a)	630,092
21,417	United Airlines Holdings, Inc. (a)	696,695
		6,257,307
	Auto Components – 10.1%
8,025	Aptiv PLC (a)	627,635
231,584	Goodyear Tire & Rubber (The) Co. (a)	2,336,682
23,436	Lear Corp.	2,805,055
86,986	Luminar Technologies, Inc. (a) (b)	633,693
67,980	QuantumScape Corp. (a) (b)	571,712
		6,974,777
	Automobiles – 12.8%
83,037	Fisker, Inc. (a) (b)	626,929
426,394	Ford Motor Co.	4,775,613
85,033	General Motors Co.	2,728,709
2,721	Tesla, Inc. (a)	721,745
		8,852,996
	Distributors – 4.2%
61,051	LKQ Corp.	2,878,555
	Machinery – 9.7%
139,892	Nikola Corp. (a) (b)	492,420
74,257	PACCAR, Inc.	6,214,568
		6,706,988
	Road & Rail – 30.4%
205,306	CSX Corp.	5,469,352
18,671	JB Hunt Transport Services, Inc.	2,920,518
13,364	Norfolk Southern Corp.	2,801,763
2,763	Old Dominion Freight Line, Inc.	687,351
3,625	Saia, Inc. (a)	688,750
28,944	Union Pacific Corp.	5,638,870
61,983	XPO Logistics, Inc. (a)	2,759,483
		20,966,087
Shares	Description	Value

	Trading Companies & Distributors – 4.4%
11,126	United Rentals, Inc. (a)	$3,005,355
	Total Common Stocks	68,900,178
	(Cost $93,675,535)
MONEY MARKET FUNDS – 2.6%
1,798,468	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.77% (c) (d)	1,798,468
	(Cost $1,798,468)
	Total Investments – 102.5%	70,698,646
	(Cost $95,474,003)
	Net Other Assets and Liabilities – (2.5)%	(1,711,979)
	Net Assets – 100.0%	$68,986,667

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,747,894 and the total value of the collateral held by the Fund is $1,798,468.
(c)	Rate shown reflects yield as of September 30, 2022.
(d)	This security serves as collateral for securities on loan.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$1,747,894
Non-cash Collateral (2)	(1,747,894)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

See Notes to Financial Statements

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 68,900,178	$ 68,900,178	$ —	$ —
Money Market Funds	1,798,468	1,798,468	—	—
Total Investments	$ 70,698,646	$ 70,698,646	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.7%
	Australia – 3.7%
4,781	Aristocrat Leisure Ltd. (a)	$100,815
25,623	Tabcorp Holdings Ltd. (a)	15,366
		116,181
	Cayman Islands – 15.1%
2,829	Agora, Inc., ADR (b)	10,269
2,183	Bilibili, Inc., ADR (b)	33,444
3,618	Hello Group, Inc., ADR	16,715
4,267	iQIYI, Inc., ADR (b)	11,564
647	JOYY, Inc., ADR	16,822
15,275	Kuaishou Technology (a) (b) (c) (d)	97,976
1,885	NetEase, Inc., ADR	142,506
3,771	Tencent Holdings Ltd. (a)	127,370
5,896	Tencent Music Entertainment Group, ADR (b)	23,938
		480,604
	Gibraltar – 0.3%
9,608	888 Holdings PLC (a) (b)	9,935
	Greece – 0.5%
1,450	OPAP S.A. (a)	17,389
	Ireland – 4.6%
1,346	Flutter Entertainment PLC (a) (b)	147,694
	Isle Of Man (U.K.) – 1.7%
4,602	Entain PLC (a)	55,024
	Japan – 11.0%
3,561	Nexon Co., Ltd. (a)	62,915
3,890	Nintendo Co., Ltd. (a)	156,900
2,023	Sony Group Corp. (a)	130,311
		350,126
	Luxembourg – 3.0%
1,104	Spotify Technology S.A. (b)	95,275
	Malta – 0.6%
2,348	Kindred Group PLC, SDR (a)	17,595
	South Korea – 0.4%
295	AfreecaTV Co., Ltd. (a)	12,893
	Sweden – 4.1%
1,439	Evolution AB (a) (c) (d)	113,749
830	Viaplay Group AB (a)	16,124
		129,873
	Switzerland – 0.6%
2,236	Sportradar Holding AG, Class A (b)	19,677
	United States – 54.1%
2,125	Activision Blizzard, Inc.	157,972
2,107	Advanced Micro Devices, Inc. (b)	133,500
Shares	Description	Value

	United States (Continued)
3,063	Draftkings, Inc., Class A (b)	$46,374
1,330	Electronic Arts, Inc.	153,894
6,513	fuboTV, Inc. (b)	23,121
2,037	GameStop Corp., Class A (b) (e)	51,190
2,522	iHeartMedia, Inc., Class A (b)	18,486
4,380	Intel Corp.	112,873
763	Light & Wonder, Inc. (b)	32,717
3,698	MGM Resorts International	109,905
883	Netflix, Inc. (b)	207,893
1,053	NVIDIA Corp.	127,824
1,317	Penn Entertainment, Inc. (b)	36,231
2,620	ROBLOX Corp., Class A (b)	93,901
966	Roku, Inc. (b)	54,482
3,320	Rush Street Interactive, Inc. (b)	12,218
1,149	Take-Two Interactive Software, Inc. (b)	125,241
1,479	Unity Software, Inc. (b)	47,121
1,715	Walt Disney (The) Co. (b)	161,776
1,246	Xperi Holding Corp.	17,618
		1,724,337
	Total Common Stocks	3,176,603
	(Cost $4,452,331)
WARRANTS – 0.0%
	Australia – 0.0%
339	PointsBet Holdings Ltd. (a) (b) (f)	0
	(Cost $0)
MONEY MARKET FUNDS – 1.6%
50,310	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.77% (g) (h)	50,310
	(Cost $50,310)
	Total Investments – 101.3%	3,226,913
	(Cost $4,502,641)
	Net Other Assets and Liabilities – (1.3)%	(41,885)
	Net Assets – 100.0%	$3,185,028

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $1,082,056 or 34.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.

See Notes to Financial Statements

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	All or a portion of this security is on loan (See Note 2E - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $48,627 and the total value of the collateral held by the Fund is $50,310.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(g)	Rate shown reflects yield as of September 30, 2022.
(h)	This security serves as collateral for securities on loan.

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$48,627
Non-cash Collateral (2)	(48,627)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Currency Exposure Diversification	% of Total Investments
United States Dollar	66.5%
Japanese Yen	10.8
Hong Kong Dollar	7.0
British Pound Sterling	6.6
Swedish Krona	4.6
Australian Dollar	3.6
Euro	0.5
South Korean Won	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 480,604	$ 255,258	$ 225,346	$ —
Luxembourg	95,275	95,275	—	—
Switzerland	19,677	19,677	—	—
United States	1,724,337	1,724,337	—	—
Other Country Categories*	856,710	—	856,710	—
Warrants*	—**	—	—**	—
Money Market Funds	50,310	50,310	—	—
Total Investments	$ 3,226,913	$ 2,144,857	$ 1,082,056	$—

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
September 30, 2022 (Unaudited)
	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)
ASSETS:
Investments, at value	$ 201,487,895	$ 831,433,761	$ 1,025,275,663
Cash	106,659	289,254	524,538
Foreign currency	—	—	—
Receivables:
Dividends	555,123	692,738	799,722
Dividend reclaims	—	—	—
Securities lending income	—	—	—
Investment securities sold	—	—	6,125,509
Total Assets	202,149,677	832,415,753	1,032,725,432
LIABILITIES:
Payables:
Investment advisory fees	111,222	433,557	549,373
Collateral for securities on loan	—	—	—
Fund shares redeemed	—	—	6,129,285
Total Liabilities	111,222	433,557	6,678,658
NET ASSETS	$202,038,455	$831,982,196	$1,026,046,774
NET ASSETS consist of:
Paid-in capital	$ 347,814,682	$ 944,804,174	$ 1,007,971,652
Par value	78,000	336,000	418,500
Accumulated distributable earnings (loss)	(145,854,227)	(113,157,978)	17,656,622
NET ASSETS	$202,038,455	$831,982,196	$1,026,046,774
NET ASSET VALUE, per share	$25.90	$24.76	$24.52
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	7,800,002	33,600,002	41,850,002
Investments, at cost	$241,538,179	$910,254,789	$1,044,155,289
Foreign currency, at cost (proceeds)	$—	$—	$—
Securities on loan, at value	$—	$—	$—

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)	First Trust S-Network E-Commerce ETF (ISHP)	First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)	First Trust S-Network Streaming & Gaming ETF (BNGE)

$ 36,010,062	$ 4,294,470	$ 65,597,478	$ 70,698,646	$ 3,226,913
21,066	4,603	56,583	45,100	6,314
—	479	—	—	—

22,611	1,886	26,275	64,225	3,856
287	5,165	—	80	203
—	—	—	15,789	71
—	—	—	—	—
36,054,026	4,306,603	65,680,336	70,823,840	3,237,357

18,451	2,370	36,548	38,705	2,019
—	—	—	1,798,468	50,310
—	—	—	—	—
18,451	2,370	36,548	1,837,173	52,329
$ 36,035,575	$ 4,304,233	$ 65,643,788	$ 68,986,667	$ 3,185,028

$ 40,480,925	$ 13,575,748	$ 102,719,744	$ 168,269,038	$ 4,617,862
15,000	2,000	13,500	29,500	2,000
(4,460,350)	(9,273,515)	(37,089,456)	(99,311,871)	(1,434,834)
$ 36,035,575	$ 4,304,233	$ 65,643,788	$ 68,986,667	$ 3,185,028
$24.02	$21.52	$48.62	$23.39	$15.92
1,500,002	200,002	1,350,002	2,950,002	200,002
$39,883,862	$6,602,163	$88,661,939	$95,474,003	$4,502,641
$—	$480	$—	$—	$—
$—	$—	$—	$1,747,894	$48,627
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended September 30, 2022 (Unaudited)
	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)
INVESTMENT INCOME:
Dividends	$ 4,021,295	$ 8,292,886	$ 19,920,967
Interest	2,162	6,766	9,185
Securities lending income (net of fees)	—	—	—
Foreign withholding tax	(28,122)	—	—
Other	—	—	—
Total investment income	3,995,335	8,299,652	19,930,152
EXPENSES:
Investment advisory fees	777,342	2,183,936	3,402,131
Total expenses	777,342	2,183,936	3,402,131
NET INVESTMENT INCOME (LOSS)	3,217,993	6,115,716	16,528,021
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(22,204,557)	(36,797,876)	(45,285,052)
In-kind redemptions	499,117	3,233,102	99,041,027
Foreign currency transactions	—	—	—
Net realized gain (loss)	(21,705,440)	(33,564,774)	53,755,975
Net change in unrealized appreciation (depreciation) on:
Investments	(34,857,978)	(79,615,598)	(184,268,695)
Foreign currency translation	—	—	—
Net change in unrealized appreciation (depreciation)	(34,857,978)	(79,615,598)	(184,268,695)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(56,563,418)	(113,180,372)	(130,512,720)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(53,345,425)	$(107,064,656)	$(113,984,699)

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)	First Trust S-Network E-Commerce ETF (ISHP)	First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)	First Trust S-Network Streaming & Gaming ETF (BNGE)

$298,413	$38,227	$577,144	$812,246	$17,412
228	109	604	712	—
—	—	—	181,134	71
—	(1,927)	(3,974)	—	(517)
—	154	—	—	—
298,641	36,563	573,774	994,092	16,966

90,887	28,417	255,521	379,564	11,353
90,887	28,417	255,521	379,564	11,353
207,754	8,146	318,253	614,528	5,613

(1,279,665)	(1,483,786)	(7,715,276)	(14,188,925)	(151,751)
2,912,478	(2,222,516)	856,811	(22,983,487)	—
—	(751)	—	—	(216)
1,632,813	(3,707,053)	(6,858,465)	(37,172,412)	(151,967)

(5,457,861)	(459,666)	(24,088,684)	(12,005,980)	(1,105,003)
—	(586)	—	—	(47)
(5,457,861)	(460,252)	(24,088,684)	(12,005,980)	(1,105,050)
(3,825,048)	(4,167,305)	(30,947,149)	(49,178,392)	(1,257,017)
$(3,617,294)	$(4,159,159)	$(30,628,896)	$(48,563,864)	$(1,251,404)
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	First Trust Nasdaq Bank ETF (FTXO)		First Trust Nasdaq Food & Beverage ETF (FTXG)
	Six Months Ended 9/30/2022 (Unaudited)	Year Ended 3/31/2022	Six Months Ended 9/30/2022 (Unaudited)	Year Ended 3/31/2022
OPERATIONS:
Net investment income (loss)	$ 3,217,993	$ 5,262,818	$ 6,115,716	$ 109,767
Net realized gain (loss)	(21,705,440)	(1,019,467)	(33,564,774)	(349,011)
Net change in unrealized appreciation (depreciation)	(34,857,978)	(11,467,228)	(79,615,598)	692,861
Net increase (decrease) in net assets resulting from operations	(53,345,425)	(7,223,877)	(107,064,656)	453,617
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(3,324,766)	(5,155,141)	(5,705,230)	(116,496)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	14,715,844	231,246,175	1,170,331,517	9,224,482
Cost of shares redeemed	(117,943,787)	(84,224,058)	(236,389,918)	(3,884,145)
Net increase (decrease) in net assets resulting from shareholder transactions	(103,227,943)	147,022,117	933,941,599	5,340,337
Total increase (decrease) in net assets	(159,898,134)	134,643,099	821,171,713	5,677,458
NET ASSETS:
Beginning of period	361,936,589	227,293,490	10,810,483	5,133,025
End of period	$202,038,455	$361,936,589	$831,982,196	$10,810,483
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	11,400,002	7,300,002	400,002	200,002
Shares sold	500,000	6,750,000	41,850,000	350,000
Shares redeemed	(4,100,000)	(2,650,000)	(8,650,000)	(150,000)
Shares outstanding, end of period	7,800,002	11,400,002	33,600,002	400,002

See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)		First Trust Nasdaq Pharmaceuticals ETF (FTXH)		First Trust S-Network E-Commerce ETF (ISHP)
Six Months Ended 9/30/2022 (Unaudited)	Year Ended 3/31/2022	Six Months Ended 9/30/2022 (Unaudited)	Year Ended 3/31/2022	Six Months Ended 9/30/2022 (Unaudited)	Year Ended 3/31/2022

$ 16,528,021	$ 6,902,387	$ 207,754	$ 185,875	$ 8,146	$ 174,149
53,755,975	170,957,349	1,632,813	387,327	(3,707,053)	359,766
(184,268,695)	162,037,630	(5,457,861)	444,270	(460,252)	(2,624,610)
(113,984,699)	339,897,366	(3,617,294)	1,017,472	(4,159,159)	(2,090,695)

(13,617,766)	(6,320,716)	(180,810)	(176,100)	(33,180)	(143,821)

753,517,525	1,655,064,859	42,534,102	2,582,284	—	36,521,440
(747,499,258)	(877,458,299)	(20,011,753)	(5,245,253)	(10,089,830)	(25,144,637)
6,018,267	777,606,560	22,522,349	(2,662,969)	(10,089,830)	11,376,803
(121,584,198)	1,111,183,210	18,724,245	(1,821,597)	(14,282,169)	9,142,287

1,147,630,972	36,447,762	17,311,330	19,132,927	18,586,402	9,444,115
$1,026,046,774	$1,147,630,972	$36,035,575	$17,311,330	$4,304,233	$18,586,402

43,350,002	2,350,002	650,002	750,002	600,002	300,002
28,150,000	76,750,000	1,600,000	100,000	—	1,050,000
(29,650,000)	(35,750,000)	(750,000)	(200,000)	(400,000)	(750,000)
41,850,002	43,350,002	1,500,002	650,002	200,002	600,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)
	First Trust Nasdaq Semiconductor ETF (FTXL)		First Trust Nasdaq Transportation ETF (FTXR)
	Six Months Ended 9/30/2022 (Unaudited)	Year Ended 3/31/2022	Six Months Ended 9/30/2022 (Unaudited)	Year Ended 3/31/2022
OPERATIONS:
Net investment income (loss)	$ 318,253	$ 361,146	$ 614,528	$ 10,254,406
Net realized gain (loss)	(6,858,465)	14,839,706	(37,172,412)	18,134,255
Net change in unrealized appreciation (depreciation)	(24,088,684)	(11,810,521)	(12,005,980)	(109,717,327)
Net increase (decrease) in net assets resulting from operations	(30,628,896)	3,390,331	(48,563,864)	(81,328,666)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(309,240)	(338,211)	(840,745)	(10,039,966)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	5,826,965	93,443,236	—	720,128,082
Cost of shares redeemed	(17,695,744)	(72,200,805)	(162,450,450)	(1,419,772,038)
Net increase (decrease) in net assets resulting from shareholder transactions	(11,868,779)	21,242,431	(162,450,450)	(699,643,956)
Total increase (decrease) in net assets	(42,806,915)	24,294,551	(211,855,059)	(791,012,588)
NET ASSETS:
Beginning of period	108,450,703	84,156,152	280,841,726	1,071,854,314
End of period	$65,643,788	$108,450,703	$68,986,667	$280,841,726
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,550,002	1,300,002	8,700,002	32,600,002
Shares sold	100,000	1,300,000	—	22,150,000
Shares redeemed	(300,000)	(1,050,000)	(5,750,000)	(46,050,000)
Shares outstanding, end of period	1,350,002	1,550,002	2,950,002	8,700,002

(a)	Inception date is January 25, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

See Notes to Financial Statements

First Trust S-Network Streaming & Gaming ETF (BNGE)
Six Months Ended 9/30/2022 (Unaudited)	Period Ended 3/31/2022 (a)

$ 5,613	$ 2,572
(151,967)	91
(1,105,050)	(170,718)
(1,251,404)	(168,055)

(14,970)	(405)

959,545	3,660,317
—	—
959,545	3,660,317
(306,829)	3,491,857

3,491,857	—
$ 3,185,028	$ 3,491,857

150,002	—
50,000	150,002
—	—
200,002	150,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust Nasdaq Bank ETF (FTXO)
	Six Months Ended 9/30/2022 (Unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 31.75	$ 31.14	$ 15.64	$ 24.41	$ 29.50	$ 25.94
Income from investment operations:
Net investment income (loss)	0.40	0.61	0.59 (a)	0.73	0.84	0.40
Net realized and unrealized gain (loss)	(5.85)	0.61 (b)	15.50	(8.77)	(5.14)	3.56
Total from investment operations	(5.45)	1.22	16.09	(8.04)	(4.30)	3.96
Distributions paid to shareholders from:
Net investment income	(0.40)	(0.61)	(0.59)	(0.73)	(0.79)	(0.40)
Net asset value, end of period	$25.90	$31.75	$31.14	$15.64	$24.41	$29.50
Total return (c)	(17.16)%	3.89%	105.13%	(33.93)%	(14.49)%	15.35%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 202,038	$ 361,937	$ 227,293	$ 58,658	$ 168,447	$ 1,314,444
Ratio of total expenses to average net assets	0.60% (d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.48% (d)	1.91%	2.65%	2.69%	1.83%	1.47%
Portfolio turnover rate (e)	27%	78%	176%	59%	87%	39%

(a)	Based on average shares outstanding.
(b)	The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Food & Beverage ETF (FTXG)
	Six Months Ended 9/30/2022 (Unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 27.03	$ 25.66	$ 17.28	$ 20.06	$ 19.71	$ 20.63
Income from investment operations:
Net investment income (loss)	0.19	0.41	0.32	0.27	0.27	0.35
Net realized and unrealized gain (loss)	(2.28)	1.39	8.38	(2.77)	0.33	(0.95)
Total from investment operations	(2.09)	1.80	8.70	(2.50)	0.60	(0.60)
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.43)	(0.32)	(0.28)	(0.25)	(0.32)
Net asset value, end of period	$24.76	$27.03	$25.66	$17.28	$20.06	$19.71
Total return (a)	(7.76)%	7.13%	50.65%	(12.69)%	3.13%	(2.96)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 831,982	$ 10,810	$ 5,133	$ 2,592	$ 2,006	$ 985
Ratio of total expenses to average net assets	0.60% (b)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.68% (b)	1.61%	1.44%	1.58%	1.55%	1.53%
Portfolio turnover rate (c)	32%	77%	131%	59%	108%	76%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Oil & Gas ETF (FTXN)
	Six Months Ended 9/30/2022 (Unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 26.47	$ 15.51	$ 8.10	$ 18.91	$ 19.95	$ 20.63
Income from investment operations:
Net investment income (loss)	0.39	0.31	0.22	0.31	0.41	0.36
Net realized and unrealized gain (loss)	(2.02)	10.96	7.39	(10.79)	(1.06)	(0.67)
Total from investment operations	(1.63)	11.27	7.61	(10.48)	(0.65)	(0.31)
Distributions paid to shareholders from:
Net investment income	(0.32)	(0.31)	(0.20)	(0.32)	(0.39)	(0.33)
Return of capital	—	—	—	(0.01)	—	(0.04)
Total distributions	(0.32)	(0.31)	(0.20)	(0.33)	(0.39)	(0.37)
Net asset value, end of period	$24.52	$26.47	$15.51	$8.10	$18.91	$19.95
Total return (a)	(6.13)%	73.19%	95.16%	(56.26)%	(3.27)%	(1.47)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 1,026,047	$ 1,147,631	$ 36,448	$ 6,885	$ 12,294	$ 3,991
Ratio of total expenses to average net assets	0.60% (b)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.92% (b)	1.87%	2.01%	2.14%	1.69%	1.96%
Portfolio turnover rate (c)	37%	139%	136%	76%	126%	92%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
	Six Months Ended 9/30/2022 (Unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 26.63	$ 25.51	$ 19.36	$ 21.50	$ 21.14	$ 19.83
Income from investment operations:
Net investment income (loss)	0.13	0.27	0.24	0.18	0.13	0.17
Net realized and unrealized gain (loss)	(2.61)	1.10	6.14	(2.13)	0.35	1.65
Total from investment operations	(2.48)	1.37	6.38	(1.95)	0.48	1.82
Distributions paid to shareholders from:
Net investment income	(0.13)	(0.25)	(0.23)	(0.19)	(0.12)	(0.17)
Net realized gain	—	—	—	—	—	(0.34)
Total distributions	(0.13)	(0.25)	(0.23)	(0.19)	(0.12)	(0.51)
Net asset value, end of period	$24.02	$26.63	$25.51	$19.36	$21.50	$21.14
Total return (a)	(9.33)%	5.39%	33.00%	(9.13)%	2.30%	9.32%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 36,036	$ 17,311	$ 19,133	$ 5,810	$ 5,376	$ 2,114
Ratio of total expenses to average net assets	0.60% (b)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.37% (b)	0.97%	1.07%	0.85%	0.69%	0.80%
Portfolio turnover rate (c)	27%	77%	83%	42%	107%	70%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S-Network E-Commerce ETF (ISHP)
	Six Months Ended 9/30/2022 (Unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 30.98	$ 31.48	$ 18.10	$ 22.34	$ 20.86	$ 19.68
Income from investment operations:
Net investment income (loss)	0.07	0.26	0.19	0.27	0.21	0.31
Net realized and unrealized gain (loss)	(9.42)	(0.54)	13.39	(4.22)	1.45	1.18
Total from investment operations	(9.35)	(0.28)	13.58	(3.95)	1.66	1.49
Distributions paid to shareholders from:
Net investment income	(0.11)	(0.22)	(0.20)	(0.29)	(0.18)	(0.31)
Net asset value, end of period	$21.52	$30.98	$31.48	$18.10	$22.34	$20.86
Total return (a)	(30.21)%	(0.94)%	75.23%	(17.90)%	7.98%	7.63%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 4,304	$ 18,586	$ 9,444	$ 3,619	$ 8,934	$ 1,043
Ratio of total expenses to average net assets	0.60% (b)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.17% (b)	0.91%	0.70%	1.11%	1.41%	1.54%
Portfolio turnover rate (c)	53%	213%	114%	65%	127%	126%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Semiconductor ETF (FTXL)
	Six Months Ended 9/30/2022 (Unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 69.97	$ 64.74	$ 33.00	$ 31.83	$ 32.58	$ 25.04
Income from investment operations:
Net investment income (loss)	0.23	0.27	0.23	0.38	0.25	0.14
Net realized and unrealized gain (loss)	(21.36)	5.22	31.75	1.18	(0.79)	7.54
Total from investment operations	(21.13)	5.49	31.98	1.56	(0.54)	7.68
Distributions paid to shareholders from:
Net investment income	(0.22)	(0.26)	(0.24)	(0.39)	(0.21)	(0.14)
Net asset value, end of period	$48.62	$69.97	$64.74	$33.00	$31.83	$32.58
Total return (a)	(30.21)%	8.46%	97.11%	4.82%	(1.62)%	30.77%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 65,644	$ 108,451	$ 84,156	$ 31,353	$ 30,242	$ 47,247
Ratio of total expenses to average net assets	0.60% (b)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.75% (b)	0.40%	0.45%	1.00%	0.78%	0.55%
Portfolio turnover rate (c)	25%	58%	113%	64%	94%	59%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Transportation ETF (FTXR)
	Six Months Ended 9/30/2022 (Unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 32.28	$ 32.88	$ 15.11	$ 23.33	$ 24.93	$ 22.78
Income from investment operations:
Net investment income (loss)	0.21	0.45	0.04	0.30	0.35	0.32
Net realized and unrealized gain (loss)	(8.86)	(0.62)	17.79	(8.22)	(1.62)	2.16
Total from investment operations	(8.65)	(0.17)	17.83	(7.92)	(1.27)	2.48
Distributions paid to shareholders from:
Net investment income	(0.24)	(0.43)	(0.06)	(0.30)	(0.33)	(0.33)
Net asset value, end of period	$23.39	$32.28	$32.88	$15.11	$23.33	$24.93
Total return (a)	(26.84)%	(0.53)%	118.10%	(34.35)%	(5.11)%	10.89%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 68,987	$ 280,842	$ 1,071,854	$ 1,511	$ 2,333	$ 3,740
Ratio of total expenses to average net assets	0.60% (b)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.97% (b)	0.92%	0.10%	1.04%	1.38%	1.27%
Portfolio turnover rate (c)	25%	43%	129%	89%	108%	78%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S-Network Streaming & Gaming ETF (BNGE)
	Six Months Ended 9/30/2022 (Unaudited)	Period Ended 3/31/2022 (a)
Net asset value, beginning of period	$ 23.28	$ 24.46
Income from investment operations:
Net investment income (loss)	0.05	0.02
Net realized and unrealized gain (loss)	(7.31)	(1.20)
Total from investment operations	(7.26)	(1.18)
Distributions paid to shareholders from:
Net investment income	(0.10)	(0.00) (b)
Net asset value, end of period	$15.92	$23.28
Total return (c)	(31.24)%	(4.81)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 3,185	$ 3,492
Ratio of total expenses to average net assets	0.70% (d)	0.70% (d)
Ratio of net investment income (loss) to average net assets	0.35% (d)	0.47% (d)
Portfolio turnover rate (e)	23%	0%

(a)	Inception date is January 25, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount is less than $0.01.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty-three exchange-traded funds that are offering shares. This report covers the eight funds (each a “Fund” and collectively, the “Funds”) listed below, each a non-diversified series of the Trust and listed and traded on The Nasdaq Stock Market LLC (“Nasdaq”) with the exception of BNGE which is listed and traded on The NYSE Arca, Inc.
First Trust Nasdaq Bank ETF - (ticker “FTXO”)
First Trust Nasdaq Food & Beverage ETF - (ticker “FTXG”)
First Trust Nasdaq Oil & Gas ETF - (ticker “FTXN”)
First Trust Nasdaq Pharmaceuticals ETF - (ticker “FTXH”)
First Trust S-Network E-Commerce ETF - (ticker “ISHP”)
First Trust Nasdaq Semiconductor ETF - (ticker “FTXL”)
First Trust Nasdaq Transportation ETF - (ticker “FTXR”)
First Trust S-Network Streaming & Gaming ETF - (ticker “BNGE”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust Nasdaq Bank ETF	Nasdaq US Smart Banks IndexTM
First Trust Nasdaq Food & Beverage ETF	Nasdaq US Smart Food & Beverage IndexTM
First Trust Nasdaq Oil & Gas ETF	Nasdaq US Smart Oil & Gas IndexTM
First Trust Nasdaq Pharmaceuticals ETF	Nasdaq US Smart Pharmaceuticals IndexTM
First Trust S-Network E-Commerce ETF	S-Network Global E-Commerce IndexTM
First Trust Nasdaq Semiconductor ETF	Nasdaq US Smart Semiconductor IndexTM
First Trust Nasdaq Transportation ETF	Nasdaq US Smart Transportation IndexTM
First Trust S-Network Streaming & Gaming ETF	S-Network Streaming & Gaming Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
2)	the type of security;
3)	the size of the holding;
4)	the initial cost of the security;
5)	transactions in comparable securities;
6)	price quotes from dealers and/or third-party pricing services;
7)	relationships among various securities;
8)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
9)	an analysis of the issuer’s financial statements;
10)	the existence of merger proposals or tender offers that might affect the value of the security; and
11)	other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur;
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
9)	other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2022, is included with each Fund’s Portfolio of Investments.
In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.
Effective September 8, 2022 and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees designated the Advisor as its valuation designee to perform fair value determinations and approved new Advisor Valuation Procedures for the Trust.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
E. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2022, FTXR and BNGE had securities in the securities lending program. During the six months ended September 30, 2022, only FTXR and BNGE participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.
F. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended September 30, 2022, were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of September 30, 2022.
G. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the period ended March 31, 2022, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Bank ETF	$ 5,155,141	$ —	$ —
First Trust Nasdaq Food & Beverage ETF	116,496	—	—
First Trust Nasdaq Oil & Gas ETF	6,320,716	—	—
First Trust Nasdaq Pharmaceuticals ETF	176,100	—	—
First Trust S-Network E-Commerce ETF	143,821	—	—
First Trust Nasdaq Semiconductor ETF	338,211	—	—
First Trust Nasdaq Transportation ETF	10,039,966	—	—
First Trust S-Network Streaming & Gaming ETF	405	—	—
As of March 31, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Bank ETF	$ 329,822	$ (80,781,438)	$ (8,732,420)
First Trust Nasdaq Food & Beverage ETF	—	(1,052,735)	664,643
First Trust Nasdaq Oil & Gas ETF	624,468	(12,848,893)	157,483,512
First Trust Nasdaq Pharmaceuticals ETF	21,285	(2,169,600)	1,486,069
First Trust S-Network E-Commerce ETF	24,184	(3,151,002)	(1,954,358)
First Trust Nasdaq Semiconductor ETF	45,521	(6,130,872)	(65,969)
First Trust Nasdaq Transportation ETF	214,440	(36,427,903)	(13,693,799)
First Trust S-Network Streaming & Gaming ETF	10,975	—	(179,435)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
H. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For all the Funds, with the exception of BNGE, the taxable years ended 2019, 2020, 2021, and 2022 remain open to federal and state audit. The taxable period ended 2022 remains open to federal and state audit for BNGE. As of September 30, 2022, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2022, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains.
Non-Expiring Capital Loss Carryforward
First Trust Nasdaq Bank ETF	$ 80,781,438
First Trust Nasdaq Food & Beverage ETF	1,052,735
First Trust Nasdaq Oil & Gas ETF	12,848,893
First Trust Nasdaq Pharmaceuticals ETF	2,169,600
First Trust S-Network E-Commerce ETF	3,151,002
First Trust Nasdaq Semiconductor ETF	6,130,872
First Trust Nasdaq Transportation ETF	36,427,903
First Trust S-Network Streaming & Gaming ETF	—
As of September 30, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Bank ETF	$ 241,538,179	$ 534,318	$ (40,584,602)	$ (40,050,284)
First Trust Nasdaq Food & Beverage ETF	910,254,789	6,112,649	(84,933,677)	(78,821,028)
First Trust Nasdaq Oil & Gas ETF	1,044,155,289	29,904,089	(48,783,715)	(18,879,626)
First Trust Nasdaq Pharmaceuticals ETF	39,883,862	568,546	(4,442,346)	(3,873,800)
First Trust S-Network E-Commerce ETF	6,602,163	41,286	(2,348,979)	(2,307,693)
First Trust Nasdaq Semiconductor ETF	88,661,939	1,335,097	(24,399,558)	(23,064,461)
First Trust Nasdaq Transportation ETF	95,474,003	23,810	(24,799,167)	(24,775,357)
First Trust S-Network Streaming & Gaming ETF	4,502,641	1,380	(1,277,108)	(1,275,728)
I. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
First Trust has entered into licensing agreements with Nasdaq, Inc. or VettaFi LLC (each, a “Licensor”), as applicable, for the Funds. The respective license agreement allows for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee of 0.60% of each Fund’s average daily net assets, except for BNGE. BNGE has agreed to pay First Trust an annual unitary management fee equal to 0.70% of its average daily net assets. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended September 30, 2022, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust Nasdaq Bank ETF	$ 69,225,906	$ 69,342,204
First Trust Nasdaq Food & Beverage ETF	233,229,663	232,123,588
First Trust Nasdaq Oil & Gas ETF	410,982,938	407,745,663
First Trust Nasdaq Pharmaceuticals ETF	8,061,959	7,977,871
First Trust S-Network E-Commerce ETF	5,006,317	5,347,303
First Trust Nasdaq Semiconductor ETF	20,795,583	20,653,102
First Trust Nasdaq Transportation ETF	34,048,333	33,714,636
First Trust S-Network Streaming & Gaming ETF	813,358	733,382

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
For the six months ended September 30, 2022, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust Nasdaq Bank ETF	$ 14,679,598	$ 117,646,317
First Trust Nasdaq Food & Beverage ETF	1,168,755,727	236,049,965
First Trust Nasdaq Oil & Gas ETF	750,337,054	743,304,768
First Trust Nasdaq Pharmaceuticals ETF	42,441,619	19,980,452
First Trust S-Network E-Commerce ETF	—	9,745,589
First Trust Nasdaq Semiconductor ETF	5,819,414	17,668,260
First Trust Nasdaq Transportation ETF	—	162,108,477
First Trust S-Network Streaming & Gaming ETF	878,675	—
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2023 for FTXO, FTXG, FTXN, FTXH, ISHP, FTXL, and FTXR, and May 24, 2023 for BNGE.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:
At a meeting on October 24, 2022, the Board of Trustees approved a breakpoint pricing arrangement for each of the series of the Trust, including the Funds. Pursuant to this arrangement, which is effective as of November 1, 2022, the management fee each Fund pays to First Trust, as investment manager, will be discounted as the Fund’s net assets reach certain predefined levels.

Additional Information
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
Advisory Agreement
Board Considerations Regarding Approval of Continuation of Investment Management Agreement
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following seven series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Nasdaq Bank ETF (FTXO)
First Trust Nasdaq Food & Beverage ETF (FTXG)
First Trust Nasdaq Oil & Gas ETF (FTXN)
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
First Trust S-Network E-Commerce ETF (ISHP)
First Trust Nasdaq Semiconductor ETF (FTXL)
First Trust Nasdaq Transportation ETF (FTXR)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2023 at a meeting held on June 12–13, 2022. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2022 and June 12–13, 2022, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 18, 2022, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 12–13, 2022 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 18, 2022 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate payable by each Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the April 18, 2022 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2021 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. With respect to ISHP, the Board noted that during 2021, it approved changes to the Fund’s investment objective and, effective January 26, 2022, the Fund changed its name and began tracking the S-Network Global E-Commerce Index and that the performance information reflected the Fund’s old index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index, but given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will likely increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2021 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board also considered the Advisor’s compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.  The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments.  The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 18, 2022 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee’s annual meeting held on March 17, 2022 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID.  The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Exchange-Traded Fund VI

Developed International Equity Select ETF (RNDM)

Emerging Markets Equity Select ETF (RNEM)

Large Cap US Equity Select ETF (RNLC)

Mid Cap US Equity Select ETF (RNMC)

Small Cap US Equity Select ETF (RNSC)

US Equity Dividend Select ETF (RNDV)

Semi-Annual Report
For the Period Ended
September 30, 2022

First Trust Exchange-Traded Fund VI
Semi-Annual Report
September 30, 2022

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
September 30, 2022
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the six months ended September 30, 2022.
It is times like these that really test the mettle of investors. Are you someone that is implementing an investment plan with a long time horizon, a trader by nature, or do you fall somewhere in between? Frankly, the current climate is challenging for just about any strategy. While most investors are accustomed to dealing with high levels of volatility in the stock market, some of the daily swings we have witnessed lately have not only been uncharacteristically sharp but have occasionally seemed nearly inexplicable, in my opinion.
In case you have not noticed, volatility is also elevated in the fixed-income market. Bond valuations are down big in 2022. Year-to-date through October 31, 2022, the ICE BofA 15+ Year U.S. Treasury Index experienced a price decline of 33.51%, according to Bloomberg. It was down 31.87% on a total return basis, which includes reinvested interest. To put this into perspective, over the past 40 years, the worst annual showing by the U.S. Long-Term Government Bond Index (20-Year) tracked by Morningstar was the -14.90% total return posted in 2009 (think 2008-2009 global financial crisis). For those who may be unaware, investors benefitted from a trend of declining bond yields from September 1981 through August 2020. While that is an incredible run, nothing lasts forever. Suffice it to say, a lot of pain has been endured by investors in the markets this year and we believe there could be more to come in the near-term. The aggressive interest rate hikes by the Federal Reserve (the “Fed”) are a signal to the markets that it is behind the inflation curve. Moving forward, the Fed will be looking to lower inflation while simultaneously engineering a soft landing in the economy. That will be easier said than done, in my opinion.
There are far more headwinds challenging the securities markets than tailwinds. Here are just a few of those headwinds: stubbornly high inflation; additional rate hikes expected from the Fed from their November and December 2022 meetings, which could potentially push bond yields higher; the ongoing war between Russia and Ukraine, which is impacting the supply and prices of crude oil and natural gas; China enforcing a zero-tolerance policy to combat the spread of the coronavirus by locking down entire cities to its own economic detriment; and the potential for food and energy shortages this coming winter. With the housing market looking like it is finally cooling off, due largely to a huge spike in mortgage rates this year, which were up more than double the rate at the start of the year, the last big tailwind standing may just be the strong U.S. labor market. If the job market can hang in there, the Fed’s goal of a soft landing for the economy may be attainable. I think we will have a clearer picture of things at the start of 2023.
Year-to-date through October 31, 2022, the S&P 500® Index (the “Index”) posted a total return of -17.70%, according to Bloomberg, which puts the Index in bear market territory. A bear market is defined as a 20% or greater decline in the price of a security or index from its most recent peak. While the 17.70% decline in the Index would technically qualify as a stock market correction, investors should continue to view the current downturn as a bear market, in my opinion. Keep in mind, since World War II, there have been 12 bear markets in the Index, excluding the current bear market, according to Yardeni Research. The average price decline of those 12 bear markets was 33.6%. The average price gain over the 12-months following the trough reached during those bear markets was 40.8%, according to Bloomberg. Bear markets come and go. You can’t catch the turn if you are not in the market when the turn comes.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report (Unaudited)
September 30, 2022
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
The International Monetary Fund (“IMF”) reported in its October release that global gross domestic product (“GDP”) growth is expected to come in at 3.2% in 2022 and 2.7% in 2023, down from 6.0% in 2021. The IMF sees the U.S. economy growing 1.6% in 2022 and 1.0% in 2023, down from 5.7% in 2021. With respect to all Advanced Economies, the IMF is projecting GDP growth of 2.4% in 2022 and 1.1% in 2023, down from 5.2% in 2021. Lastly, it sees Emerging Markets and Developing Economies growing 3.7% in 2022 and 3.7% again in 2023, down from 6.6% in 2021. From 1970 to 2021, the average global GDP growth rate was 3.6%, according to the IMF. Looking ahead, the IMF notes that the global economy must navigate three key pressures: the war in Ukraine, world-wide inflation and continued economic headwinds in the U.S., Europe and China.
Russia’s war with Ukraine continues to destabilize the global economy, increasing the cost of living and impeding economic growth. European natural gas prices have spiked four-fold since 2021, according to the IMF. Russia has decreased natural gas deliveries to Europe by over 80% of their 2021 total, greatly increasing the likelihood of an energy shortage. Worldwide inflationary pressures continue to fester, with global inflation forecast to surge to 8.8% in 2022, up from 4.7% in 2021. Central banks have rapidly tightened monetary policy in response, and will likely have to continue to do so, in our opinion. These tighter financial conditions have produced significant headwinds to growth among most major economies and are likely to have at least some impact in 2023.
Performance of Global Stocks and Bonds
U.S. equities have turned negative over the past six-month period. The S&P 500® (the “Index”), S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of -20.20%, -17.50% and -18.58%, respectively, for the six-month period ended September 30, 2022, according to Bloomberg. Value stocks outperformed growth stocks over the period. The S&P 500® Value Index posted a total return of -16.43% versus -23.87% for the S&P 500® Growth Index; an indication that investors may be anticipating slower growth over the near-term and are opting for companies that are trading at more attractive valuations. All eleven sectors that comprise the Index were down on a total return basis. Energy was down least for the period, losing 2.94%, while the worst showing came from Communication Services, down 30.79%.
A Bloomberg survey of 23 equity strategists found that the average 2022 year-end price target for the Index was 4,346 as of September 15, 2022, down from 4,376 on August 16, 2022, according to its own release. Heading into 2022 (December 16, 2021), strategists had an average target of 4,950. The highest and lowest estimates on September 15, 2022, were 5,100 and 3,400, respectively. On September 15, 2022, the Index closed at 3,901.35, which was 18.66% below its all-time closing high of 4,796.56 on January 3, 2022. As of September 30, 2022, Bloomberg’s 2022, 2023 and 2024 consensus earnings growth rate estimates for the Index stood at 9.61%, 6.14% and 8.44%, respectively.
The performance of foreign equities continues to lag that of major U.S. stock indices. Over the past six months, the MSCI World ex USA and MSCI Emerging Markets equity indices posted total returns of -22.50% (USD) and -21.70% (USD), respectively, according to Bloomberg. Major foreign bond indices were also in negative territory. The Bloomberg Global Aggregate Index of higher quality debt posted a total return of -14.63% (USD), while the EM Hard Currency Aggregate Index of emerging markets debt fell by 13.90% (USD), according to Bloomberg. Over that same period, the U.S. dollar surged by 14.04% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY), pressuring the returns on unhedged foreign securities held by U.S. investors.
U.S. bond indices have not been immune to the aggressive tightening of monetary policy by central banks, particularly the U.S. Federal Reserve. Over the past six months, the best performing index we track was the U.S. Treasury: Intermediate Index, which posted a total return of -4.69%. The worst performer was the Municipal Long Bond: Long Bond (22+), which posted a total return of -12.15%. The yield on the benchmark 10-Year Treasury Note (“T-Note”) rose by 149 basis points (a 63.70% increase over the period) to close at 3.83%, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.10% for the 10-year period ended September 30, 2022.

Fund Performance Overview (Unaudited)
Developed International Equity Select ETF (RNDM)
The Developed International Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze Developed Markets IndexTM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNDM.” The Fund normally invests at least 90% of its net assets (plus any borrowings for investment purposes) in the common stocks, depositary receipts, preferred shares and real estate investment trusts that comprise the Index.
The Index is owned and was developed and sponsored by Riskalyze, Inc. (the “Index Provider”). According to the Index Provider, the Index is designed to select low volatility developed markets (excluding the United States) securities that are included in the Nasdaq Developed Markets Ex-US Large Mid Cap IndexTM (the “Base Index”) and have a minimum three-month average daily dollar trading volume of $5 million. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in developed markets (excluding the United States), as determined by Nasdaq, Inc. A country is classified as “developed” based on a number of criteria, including national income per capita, national market capitalization and national trading volume. Companies are classified as operating in a country primarily by their country of incorporation, domicile and primary exchange listing.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/22	1 Year Ended 9/30/22	5 Years Ended 9/30/22	Inception (6/20/17) to 9/30/22	5 Years Ended 9/30/22	Inception (6/20/17) to 9/30/22
Fund Performance
NAV	-21.91%	-24.19%	-2.14%	-1.80%	-10.26%	-9.16%
Market Price	-21.79%	-24.37%	-2.23%	-1.79%	-10.68%	-9.11%
Index Performance
Nasdaq Riskalyze Developed Markets IndexTM	-21.66%	-23.16%	-0.84%	-0.51%	-4.11%	-2.66%
Nasdaq Developed Markets Ex-US Large Mid Cap IndexTM	-22.71%	-24.27%	0.04%	1.06%	0.22%	5.75%
MSCI World ex USA Index	-22.50%	-23.91%	-0.39%	0.67%	-1.96%	3.61%
(See Notes to Fund Performance Overview on page 16.)

Riskalyze and Nasdaq Riskalyze Developed Markets IndexTM are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund. The Nasdaq Riskalyze Developed Markets IndexTM (“Riskalyze Index”) is a product of Riskalyze, Inc. (“Riskalyze”). RISKALYZE® and NASDAQ RISKALYZE DEVELOPED MARKETS INDEXTM are trademarks of Riskalyze. Nasdaq® is a trademark of Nasdaq, Inc.

Fund Performance Overview (Unaudited) (Continued)
Developed International Equity Select ETF (RNDM) (Continued)
Sector Allocation	% of Total Investments
Financials	23.4%
Industrials	14.4
Health Care	12.5
Consumer Staples	12.5
Consumer Discretionary	11.5
Communication Services	5.7
Materials	5.2
Information Technology	4.8
Utilities	4.0
Real Estate	3.1
Energy	2.9
Total	100.0%
Top Ten Holdings	% of Total Investments
USS Co., Ltd.	3.6%
Sekisui House Ltd.	3.3
Secom Co., Ltd.	3.0
Takeda Pharmaceutical Co., Ltd.	2.4
Novartis AG	2.2
Roche Holding AG	2.1
Henkel AG & Co., KGaA (Preference Shares)	1.8
GSK PLC	1.7
Japan Post Holdings Co., Ltd.	1.4
Hitachi Metals Ltd.	1.4
Total	22.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
Emerging Markets Equity Select ETF (RNEM)
The Emerging Markets Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze Emerging Markets IndexTM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNEM.” The Fund normally invests at least 90% of its net assets (plus any borrowings for investment purposes) in the common stocks, depositary receipts, preferred shares and real estate investment trusts that comprise the Index.
The Index is owned and was developed and sponsored by Riskalyze, Inc. (the “Index Provider”). According to the Index Provider, the Index is designed to select low volatility emerging markets securities that are included in the Nasdaq Emerging Markets Large Mid Cap IndexTM (the “Base Index”) and have a minimum three-month average daily dollar trading volume of $5 million. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in emerging markets, as determined by Nasdaq, Inc. A country is classified as “emerging” based on a number of criteria, including national income per capita, national market capitalization and national trading volume. Emerging markets are generally characterized by lower market efficiency and less strict standards in accounting and securities regulation than developed markets. Companies are classified as operating in a country primarily by their country of incorporation, domicile and primary exchange listing.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/22	1 Year Ended 9/30/22	5 Years Ended 9/30/22	Inception (6/20/17) to 9/30/22	5 Years Ended 9/30/22	Inception (6/20/17) to 9/30/22
Fund Performance
NAV	-16.02%	-15.04%	-2.19%	-0.98%	-10.46%	-5.08%
Market Price	-16.77%	-15.82%	-2.49%	-1.14%	-11.84%	-5.87%
Index Performance
Nasdaq Riskalyze Emerging Markets IndexTM	-15.29%	-13.90%	-0.28%	0.98%	-1.38%	5.27%
Nasdaq Emerging Markets Large Mid Cap IndexTM	-20.17%	-24.37%	-0.76%	0.81%	-3.76%	4.32%
MSCI Emerging Markets Index	-21.70%	-28.11%	-1.81%	-0.19%	-8.71%	-1.02%
(See Notes to Fund Performance Overview on page 16.)

Riskalyze and Nasdaq Riskalyze Emerging Markets IndexTM are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund. The Nasdaq Riskalyze Emerging Markets IndexTM (“Riskalyze Index”) is a product of Riskalyze, Inc. (“Riskalyze”). RISKALYZE® and NASDAQ RISKALYZE EMERGING MARKETS INDEXTM are trademarks of Riskalyze. Nasdaq® is a trademark of Nasdaq, Inc.

Fund Performance Overview (Unaudited) (Continued)
Emerging Markets Equity Select ETF (RNEM) (Continued)
Sector Allocation	% of Total Investments
Financials	28.4%
Information Technology	19.2
Materials	12.2
Consumer Staples	9.8
Energy	8.0
Industrials	4.8
Consumer Discretionary	4.7
Communication Services	4.2
Health Care	3.2
Real Estate	3.1
Utilities	2.4
Total	100.0%
Top Ten Holdings	% of Total Investments
HDFC Bank Ltd.	3.3%
Inventec Corp.	3.1
Wistron Corp.	3.0
Quanta Computer, Inc.	2.9
Compal Electronics, Inc.	2.7
Pegatron Corp.	2.7
ESR Group Ltd.	2.1
Petronet LNG Ltd.	1.9
Klabin S.A.	1.9
China Petroleum & Chemical Corp., Class H	1.8
Total	25.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
Large Cap US Equity Select ETF (RNLC)
The Large Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Large Cap IndexTM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNLC.” The Fund normally invests at least 90% of its net assets (plus any borrowings for investment purposes) in the common stocks and real estate investment trusts that comprise the Index.
The Index is owned and was developed and sponsored by Riskalyze, Inc. (the “Index Provider”). According to the Index Provider, the Index is designed to select dividend-paying US large cap securities that are included in the Nasdaq US 500 Large Cap IndexTM (the “Base Index”) and have paid a dividend in the trailing twelve months (based on ex-date). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by Nasdaq, Inc.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/22	1 Year Ended 9/30/22	5 Years Ended 9/30/22	Inception (6/20/17) to 9/30/22	5 Years Ended 9/30/22	Inception (6/20/17) to 9/30/22
Fund Performance
NAV	-19.08%	-14.83%	7.20%	7.47%	41.58%	46.27%
Market Price	-19.19%	-14.92%	7.16%	7.45%	41.33%	46.15%
Index Performance
Nasdaq Riskalyze US Large Cap IndexTM	-18.89%	-14.37%	7.86%	8.13%	45.95%	51.05%
Nasdaq US 500 Large Cap IndexTM	-20.46%	-17.04%	9.20%	9.48%	55.31%	61.32%
S&P 500® Index	-20.20%	-15.47%	9.24%	9.53%	55.55%	61.67%
(See Notes to Fund Performance Overview on page 16.)

Riskalyze and Nasdaq Riskalyze US Large Cap IndexTM are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund. The Nasdaq Riskalyze US Large Cap IndexTM (“Riskalyze Index”) is a product of Riskalyze, Inc. (“Riskalyze”). RISKALYZE® and NASDAQ RISKALYZE US LARGE CAP INDEXTM are trademarks of Riskalyze. Nasdaq® is a trademark of Nasdaq, Inc.

Fund Performance Overview (Unaudited) (Continued)
Large Cap US Equity Select ETF (RNLC) (Continued)
Sector Allocation	% of Total Investments
Information Technology	29.0%
Health Care	15.4
Financials	11.1
Consumer Discretionary	11.0
Industrials	9.7
Consumer Staples	6.6
Energy	4.8
Communication Services	3.6
Materials	3.0
Utilities	2.9
Real Estate	2.9
Total	100.0%
Top Ten Holdings	% of Total Investments
Microchip Technology, Inc.	0.9%
Amphenol Corp., Class A	0.9
Apple, Inc.	0.8
Texas Instruments, Inc.	0.8
Intuit, Inc.	0.8
NXP Semiconductors N.V.	0.8
CDW Corp.	0.8
Marvell Technology, Inc.	0.8
TE Connectivity Ltd.	0.8
Analog Devices, Inc.	0.8
Total	8.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
Mid Cap US Equity Select ETF (RNMC)
The Mid Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Mid Cap IndexTM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNMC.” The Fund normally invests at least 90% of its net assets (plus any  borrowings for investment purposes) in the common stocks and real estate investment trusts that comprise the Index.
The Index is owned and was developed and sponsored by Riskalyze, Inc. (the “Index Provider”). According to the Index Provider, the Index is designed to select dividend-paying US mid cap securities that are included in the Nasdaq US 600 Mid Cap IndexTM (the “Base Index”) and have paid a dividend in the trailing twelve months (based on ex-date). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of mid cap US companies, as determined by Nasdaq, Inc.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/22	1 Year Ended 9/30/22	5 Years Ended 9/30/22	Inception (6/20/17) to 9/30/22	5 Years Ended 9/30/22	Inception (6/20/17) to 9/30/22
Fund Performance
NAV	-17.58%	-14.38%	4.80%	5.30%	26.45%	31.31%
Market Price	-17.58%	-14.72%	4.78%	5.29%	26.33%	31.25%
Index Performance
Nasdaq Riskalyze US Mid Cap IndexTM	-17.38%	-13.85%	5.45%	5.94%	30.39%	35.59%
Nasdaq US 600 Mid Cap IndexTM	-20.44%	-22.04%	5.28%	5.99%	29.35%	35.95%
S&P MidCap 400® Index	-17.50%	-15.25%	5.82%	6.16%	32.68%	37.13%
(See Notes to Fund Performance Overview on page 16.)

Riskalyze and Nasdaq Riskalyze US Mid Cap IndexTM are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund. The Nasdaq Riskalyze US Mid Cap IndexTM (“Riskalyze Index”) is a product of Riskalyze, Inc. (“Riskalyze”). RISKALYZE® and NASDAQ RISKALYZE US MID CAP INDEXTM are trademarks of Riskalyze. Nasdaq® is a trademark of Nasdaq, Inc.

Fund Performance Overview (Unaudited) (Continued)
Mid Cap US Equity Select ETF (RNMC) (Continued)
Sector Allocation	% of Total Investments
Industrials	19.1%
Financials	15.7
Consumer Discretionary	14.4
Health Care	10.9
Information Technology	10.4
Real Estate	8.2
Energy	5.9
Materials	5.9
Utilities	4.0
Consumer Staples	3.4
Communication Services	2.1
Total	100.0%
Top Ten Holdings	% of Total Investments
Ensign Group (The), Inc.	1.3%
Premier, Inc., Class A	1.1
Chemed Corp.	1.1
Perrigo Co. PLC	1.1
Universal Health Services, Inc., Class B	1.1
Bruker Corp.	1.0
CONMED Corp.	1.0
Encompass Health Corp.	1.0
DENTSPLY SIRONA, Inc.	1.0
National Instruments Corp.	0.9
Total	10.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
Small Cap US Equity Select ETF (RNSC)
The Small Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Small Cap IndexTM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNSC.” The Fund normally invests at least 90% of its net assets (plus any borrowings for investment purposes) in the common stocks and real estate investment trusts that comprise the Index.
The Index is owned and was developed and sponsored by Riskalyze, Inc. (the “Index Provider”). According to the Index Provider, the Index is designed to select dividend-paying US small cap securities that are included in the Nasdaq US 700 Small Cap IndexTM (the “Base Index”) and have paid a dividend in the trailing twelve months (based on ex-date). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of small cap US companies, as determined by Nasdaq, Inc.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/22	1 Year Ended 9/30/22	5 Years Ended 9/30/22	Inception (6/20/17) to 9/30/22	5 Years Ended 9/30/22	Inception (6/20/17) to 9/30/22
Fund Performance
NAV	-19.62%	-16.32%	3.75%	4.76%	20.23%	27.83%
Market Price	-19.63%	-16.40%	3.76%	4.78%	20.26%	27.93%
Index Performance
Nasdaq Riskalyze US Small Cap IndexTM	-19.45%	-15.87%	4.42%	5.44%	24.17%	32.28%
Nasdaq US 700 Small Cap IndexTM	-20.96%	-23.88%	4.59%	5.84%	25.17%	34.94%
S&P SmallCap 600® Index	-18.58%	-18.83%	4.84%	5.96%	26.68%	35.77%
(See Notes to Fund Performance Overview on page 16.)

Riskalyze and Nasdaq Riskalyze US Small Cap IndexTM are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund. The Nasdaq Riskalyze US Small Cap IndexTM (“Riskalyze Index”) is a product of Riskalyze, Inc. (“Riskalyze”). RISKALYZE® and NASDAQ RISKALYZE US SMALL CAP INDEXTM are trademarks of Riskalyze. Nasdaq® is a trademark of Nasdaq, Inc.

Fund Performance Overview (Unaudited) (Continued)
Small Cap US Equity Select ETF (RNSC) (Continued)
Sector Allocation	% of Total Investments
Financials	18.3%
Industrials	15.5
Information Technology	12.9
Health Care	12.4
Consumer Discretionary	11.6
Real Estate	8.2
Energy	6.2
Consumer Staples	4.3
Materials	4.1
Communication Services	3.8
Utilities	2.7
Total	100.0%
Top Ten Holdings	% of Total Investments
Select Medical Holdings Corp.	4.6%
Patterson Cos., Inc.	3.9
Owens & Minor, Inc.	3.7
Advanced Energy Industries, Inc.	1.8
Methode Electronics, Inc.	1.7
Vishay Intertechnology, Inc.	1.7
Xperi Holding Corp.	1.6
Progress Software Corp.	1.6
CSG Systems International, Inc.	1.5
Xerox Holdings Corp.	1.5
Total	23.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
US Equity Dividend Select ETF (RNDV)
The US Equity Dividend Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Large Cap Select Dividend IndexTM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNDV.” The Fund normally invests at least 90% of its net assets (plus any borrowings for investment purposes) in the common stocks and real estate investment trusts that comprise the Index.
The Index is owned and was developed and sponsored by Riskalyze, Inc. (the “Index Provider”). According to the Index Provider, the Index is designed to select dividend-paying US securities that (i) are included in the Nasdaq US 500 Large Cap IndexTM (the “Base Index”); (ii) have paid a dividend in the trailing twelve months (based on the ex-date); and (iii) have a trailing twelve-month dividend yield higher than the index yield of the Base Index. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by Nasdaq, Inc.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/22	1 Year Ended 9/30/22	5 Years Ended 9/30/22	Inception (6/20/17) to 9/30/22	5 Years Ended 9/30/22	Inception (6/20/17) to 9/30/22
Fund Performance
NAV	-17.16%	-10.98%	7.09%	7.29%	40.86%	45.02%
Market Price	-17.30%	-10.98%	7.08%	7.30%	40.80%	45.03%
Index Performance
Nasdaq Riskalyze US Large Cap Select Dividend IndexTM	-17.06%	-10.60%	7.67%	7.87%	44.69%	49.17%
Nasdaq US 500 Large Cap IndexTM	-20.46%	-17.04%	9.20%	9.48%	55.31%	61.32%
S&P 500® Index	-20.20%	-15.47%	9.24%	9.53%	55.55%	61.67%
(See Notes to Fund Performance Overview on page 16.)

Riskalyze and Nasdaq Riskalyze US Large Cap Select Dividend IndexTM are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund. The Nasdaq Riskalyze US Large Cap Select Dividend IndexTM (“Riskalyze Index”) is a product of Riskalyze, Inc. (“Riskalyze”). RISKALYZE® and NASDAQ RISKALYZE US LARGE CAP SELECT DIVIDEND INDEXTM are trademarks of Riskalyze. Nasdaq® is a trademark of Nasdaq, Inc.

Fund Performance Overview (Unaudited) (Continued)
US Equity Dividend Select ETF (RNDV) (Continued)
Sector Allocation	% of Total Investments
Information Technology	27.8%
Health Care	15.2
Financials	11.9
Consumer Discretionary	11.6
Industrials	8.8
Consumer Staples	6.7
Energy	4.8
Communication Services	4.7
Utilities	3.2
Real Estate	2.9
Materials	2.4
Total	100.0%
Top Ten Holdings	% of Total Investments
International Business Machines Corp.	2.4%
Hewlett Packard Enterprise Co.	2.0
Cardinal Health, Inc.	1.9
Gilead Sciences, Inc.	1.9
Broadcom, Inc.	1.9
Corning, Inc.	1.8
Texas Instruments, Inc.	1.8
NetApp, Inc.	1.8
Seagate Technology Holdings PLC	1.8
Intel Corp.	1.6
Total	18.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the period since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
September 30, 2022 (Unaudited)
As a shareholder of Developed International Equity Select ETF, Emerging Markets Equity Select ETF, Large Cap US Equity Select ETF, Mid Cap US Equity Select ETF, Small Cap US Equity Select ETF or US Equity Dividend Select ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs (in U.S. dollars) of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2022.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
Developed International Equity Select ETF (RNDM)
Actual	$1,000.00	$780.90	0.65%	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
Emerging Markets Equity Select ETF (RNEM)
Actual	$1,000.00	$839.80	0.75%	$3.46
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	0.75%	$3.80
Large Cap US Equity Select ETF (RNLC)
Actual	$1,000.00	$809.20	0.60%	$2.72
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
Mid Cap US Equity Select ETF (RNMC)
Actual	$1,000.00	$824.20	0.60%	$2.74
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
Small Cap US Equity Select ETF (RNSC)
Actual	$1,000.00	$803.80	0.60%	$2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
US Equity Dividend Select ETF (RNDV)
Actual	$1,000.00	$828.40	0.50%	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.50%	$2.54

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (April 1, 2022 through September 30, 2022), multiplied by 183/365 (to reflect the six-month period).

Developed International Equity Select ETF (RNDM)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.3%
	Australia – 5.5%
9,618	APA Group (b)	$59,179
1,168	ASX Ltd. (b)	53,755
3,463	Australia & New Zealand Banking Group Ltd. (b)	50,694
3,352	Brambles Ltd. (b)	24,521
3,031	Coles Group Ltd. (b)	31,954
904	Commonwealth Bank of Australia (b)	52,590
272	CSL Ltd. (b)	49,468
2,966	Lendlease Corp., Ltd. (b)	16,957
470	Macquarie Group Ltd. (b)	45,853
31,032	Medibank Pvt Ltd. (b)	69,362
2,954	National Australia Bank Ltd. (b)	54,695
1,121	Ramsay Health Care Ltd. (b)	41,149
2,059	Sonic Healthcare Ltd. (b)	40,161
8,595	Suncorp Group Ltd. (b)	55,463
86,097	Tabcorp Holdings Ltd. (b)	51,631
15,015	Telstra Corp., Ltd. (b)	37,076
2,451	Transurban Group (b)	19,357
1,496	Wesfarmers Ltd. (b)	40,898
3,943	Westpac Banking Corp. (b)	52,166
1,457	Woolworths Group Ltd. (b)	31,662
		878,591
	Austria – 0.3%
94	ANDRITZ AG (b)	3,978
162	BAWAG Group AG (b) (c) (d)	6,964
225	Erste Group Bank AG (b)	4,932
184	OMV AG (b)	6,660
576	Raiffeisen Bank International AG (b)	6,815
152	Verbund AG (b)	12,977
158	voestalpine AG (b)	2,677
		45,003
	Belgium – 0.7%
59	Ackermans & van Haaren N.V. (b)	7,486
219	Ageas S.A./N.V. (b)	7,987
626	Anheuser-Busch InBev S.A./N.V. (b)	28,356
27	D’ieteren Group (b)	3,804
43	Elia Group S.A./N.V. (b)	5,060
906	Etablissements Franz Colruyt N.V. (b)	19,915
107	Groupe Bruxelles Lambert S.A. (b)	7,483
166	KBC Group N.V. (b)	7,877
171	Proximus S.A.D.P. (b)	1,773
30	Sofina S.A. (b)	5,178
98	Solvay S.A. (b)	7,587
152	UCB S.A. (b)	10,549
223	Umicore S.A. (b)	6,547
		119,602
Shares	Description	Value

	Bermuda – 0.2%
1,800	Hongkong Land Holdings Ltd. (b)	$7,909
6,942	Hopson Development Holdings Ltd. (b)	7,228
200	Jardine Matheson Holdings Ltd. (b)	10,112
18,489	Man Wah Holdings Ltd. (b)	11,708
		36,957
	Canada – 8.9%
1,630	Algonquin Power & Utilities Corp.	17,806
1,129	AltaGas Ltd.	21,618
803	Bank of Montreal	70,380
1,319	Bank of Nova Scotia (The)	62,734
818	BCE, Inc.	34,299
1,555	Canadian Imperial Bank of Commerce	68,060
825	Canadian Utilities Ltd., Class A	21,459
510	Emera, Inc.	20,635
4,759	Enbridge, Inc.	176,462
511	Fortis, Inc.	19,414
3,207	Great-West Lifeco, Inc.	69,231
938	Hydro One Ltd. (c) (d)	22,938
640	Intact Financial Corp.	90,573
1,049	Metro, Inc.	52,528
1,233	National Bank of Canada	77,282
3,051	Power Corp. of Canada	68,757
801	Rogers Communications, Inc., Class B	30,855
858	Royal Bank of Canada	77,250
1,691	Sun Life Financial, Inc.	67,243
3,886	TC Energy Corp.	156,526
1,735	TELUS Corp.	34,453
919	TMX Group Ltd.	84,532
1,191	Toronto-Dominion Bank (The)	73,046
		1,418,081
	Cayman Islands – 0.3%
1,623	CK Asset Holdings Ltd. (b)	9,744
1,593	CK Hutchison Holdings Ltd. (b)	8,771
7,200	Shimao Group Holdings Ltd. (e) (f)	2,027
12,446	Sino Biopharmaceutical Ltd. (b)	5,833
2,667	SITC International Holdings Co., Ltd. (b)	4,891
9,731	WH Group Ltd. (b) (c) (d)	6,120
2,400	Wharf Real Estate Investment Co., Ltd. (b)	10,880
4,446	Xinyi Glass Holdings Ltd. (b)	6,430
		54,696
	Denmark – 2.2%
14	AP Moller - Maersk A.S., Class B (b)	25,441
86	Carlsberg A.S., Class B (b)	10,057

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Denmark (Continued)
539	Chr Hansen Holding A.S. (b)	$26,551
262	Coloplast A.S., Class B (b)	26,626
575	Danske Bank A.S. (b)	7,157
879	Demant A.S. (b) (f)	21,730
217	DSV A.S. (b)	25,421
107	Genmab A.S. (b) (f)	34,422
808	GN Store Nord A.S. (b)	14,153
6,911	H Lundbeck A.S. (b)	22,089
1,728	H Lundbeck A.S., Class A (f)	5,158
359	Novo Nordisk A.S., Class B (b)	35,763
579	Novozymes A.S., Class B (b)	29,096
242	Orsted A.S. (b) (c) (d)	19,288
107	Pandora A.S. (b)	5,004
111	Royal Unibrew A.S. (b)	7,192
174	Topdanmark A.S.	8,151
395	Tryg A.S. (b)	8,154
1,226	Vestas Wind Systems A/S (b)	22,574
		354,027
	Finland – 1.3%
414	Elisa Oyj (b)	18,758
558	Fortum Oyj (b)	7,498
347	Kesko Oyj, Class B (b)	6,474
190	Kojamo Oyj (b)	2,447
216	Kone Oyj, Class B (b)	8,322
1,337	Metso Outotec Oyj (b)	8,867
499	Neste Oyj (b)	21,751
4,512	Nokia Oyj (b)	19,370
3,522	Nordea Bank Abp (b)	30,142
778	Sampo Oyj, Class A (b)	33,214
1,009	Stora Enso Oyj, Class R (b)	12,818
606	UPM-Kymmene Oyj (b)	19,231
366	Valmet Oyj (b)	7,399
1,235	Wartsila OYJ Abp (b)	7,889
		204,180
	France – 8.9%
718	Air Liquide S.A. (b)	82,067
1,939	AXA S.A. (b)	42,334
11,267	Bollore SE (b)	51,694
1,691	Bouygues S.A. (b)	44,234
2,065	Bureau Veritas S.A. (b)	46,210
1,415	Carrefour S.A. (b)	19,625
558	Danone S.A. (b)	26,385
2,827	Dassault Systemes SE (b)	97,602
1,192	Edenred (b)	54,916
574	Eiffage S.A. (b)	46,031
687	Eurazeo SE (b)	35,849
3,275	Getlink SE (b)	50,787
5,031	La Francaise des Jeux SAEM (b) (c) (d)	149,239
622	Legrand S.A. (b)	40,218
497	L’Oreal S.A. (b)	158,912
2,414	Orange S.A. (b)	21,834
139	Pernod Ricard S.A. (b)	25,500
Shares	Description	Value

	France (Continued)
147	Remy Cointreau S.A. (b)	$24,394
2,467	Sanofi (b)	187,853
1,427	SEB S.A. (b)	89,759
155	Teleperformance (b)	39,321
576	Vinci S.A. (b)	46,576
555	Wendel SE (b)	39,724
		1,421,064
	Germany – 7.6%
218	Allianz SE (b)	34,343
450	BASF SE (b)	17,270
862	Bayer AG (b)	39,716
243	Beiersdorf AG (b)	23,878
315	Brenntag SE (b)	19,042
290	Deutsche Boerse AG (b)	47,539
2,703	Deutsche Telekom AG (b)	46,010
5,974	E.ON SE (b)	45,897
926	Evonik Industries AG (b)	15,508
879	Fresenius Medical Care AG & Co., KGaA (b)	24,764
1,602	Fresenius SE & Co., KGaA (b)	34,147
710	FUCHS PETROLUB SE (Preference Shares) (b)	17,979
3,147	GEA Group AG (b)	101,846
307	Hannover Rueck SE (b)	46,021
2,273	HeidelbergCement AG (b)	89,793
4,718	Henkel AG & Co., KGaA (Preference Shares) (b)	280,188
275	LEG Immobilien SE (b)	16,415
195	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	46,941
635	SAP SE (b)	51,749
1,227	Scout24 AG (b) (c) (d)	61,486
214	Symrise AG (b)	20,868
1,182	Talanx AG (b)	41,855
18,535	Telefonica Deutschland Holding AG (b)	37,474
2,050	United Internet AG (b)	38,322
675	Vonovia SE (b)	14,568
		1,213,619
	Greece – 0.0%
281	Hellenic Telecommunications Organization S.A. (b)	4,080
23	OPAP S.A. (b)	276
		4,356
	Hong Kong – 2.0%
7,851	AIA Group Ltd. (b)	65,367
1,870	CLP Holdings, Ltd. (b)	14,133
3,111	Galaxy Entertainment Group Ltd. (b)	18,286
5,838	Hang Lung Properties Ltd. (b)	9,587
4,224	Hang Seng Bank Ltd. (b)	64,173

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong (Continued)
2,782	Henderson Land Development Co., Ltd. (b)	$7,790
14,417	Hong Kong & China Gas Co., Ltd. (b)	12,699
1,715	Hong Kong Exchanges & Clearing Ltd. (b)	58,623
1,902	MTR Corp., Ltd. (b)	8,724
3,393	New World Development Co., Ltd. (b)	9,637
2,419	Power Assets Holdings Ltd. (b)	12,126
8,905	Sino Land Co., Ltd. (b)	11,713
966	Sun Hung Kai Properties Ltd. (b)	10,661
1,640	Swire Pacific Ltd., Class A (b)	12,258
1,158	Techtronic Industries Co., Ltd. (b)	11,050
		326,827
	Ireland – 0.8%
2,142	AIB Group PLC (b)	5,213
739	Bank of Ireland Group PLC (b)	4,740
694	CRH PLC (b)	22,313
1,043	DCC PLC (b)	54,166
190	Kerry Group PLC, Class A (b)	16,935
282	Kingspan Group PLC (b)	12,705
255	Ryanair Holdings PLC, ADR (f)	14,897
		130,969
	Israel – 0.5%
46	Azrieli Group Ltd. (b)	3,139
1,072	Bank Hapoalim BM (b)	9,049
986	Bank Leumi Le-Israel BM (b)	8,421
27	Elbit Systems Ltd. (b)	5,112
786	ICL Group Ltd. (b)	6,299
1,706	Israel Discount Bank Ltd., Class A (b)	8,590
272	Mizrahi Tefahot Bank Ltd. (b)	9,523
78	Nice, Ltd. (b) (f)	14,678
1,395	Teva Pharmaceutical Industries Ltd. (b) (f)	11,132
		75,943
	Italy – 1.6%
9,639	A2A S.p.A. (b)	9,364
126	Amplifon S.p.A. (b)	3,283
958	Assicurazioni Generali S.p.A. (b)	13,081
472	Atlantia S.p.A. (b)	10,415
2,566	Banca Mediolanum S.p.A. (b)	16,069
232	De’ Longhi S.p.A. (b)	3,391
2,467	Enel S.p.A. (b)	10,118
2,458	Eni S.p.A. (b)	26,125
1,440	FinecoBank Banca Fineco S.p.A. (b)	17,785
4,478	Hera S.p.A. (b)	9,515
1,144	Infrastrutture Wireless Italiane S.p.A. (b) (c) (d)	9,981
Shares	Description	Value

	Italy (Continued)
195	Interpump Group S.p.A. (b)	$6,307
9,553	Intesa Sanpaolo S.p.A. (b)	15,791
2,571	Italgas S.p.A. (b)	11,939
2,159	Mediobanca Banca di Credito Finanziario S.p.A. (b)	16,893
113	Moncler S.p.A. (b)	4,613
849	Nexi S.P.A (b) (c) (d) (f)	6,858
1,163	Pirelli & C S.p.A. (b) (c) (d)	3,788
1,929	Poste Italiane S.p.A. (b) (c) (d)	14,574
288	Prysmian S.p.A. (b)	8,249
110	Recordati Industria Chimica e Farmaceutica S.p.A. (b)	4,026
6,243	Snam S.p.A. (b)	25,234
1,926	Terna-Rete Elettrica Nazionale S.p.A. (b)	11,730
		259,129
	Japan – 19.5%
900	Chubu Electric Power Co., Inc. (b)	8,094
14,300	Hitachi Metals Ltd. (b) (f)	215,140
33,900	Japan Post Holdings Co., Ltd. (b)	224,595
2,600	Japan Tobacco, Inc. (b)	42,725
1,000	Kansai Electric Power (The) Co., Inc. (b)	8,366
1,100	Kao Corp. (b)	44,759
3,000	KDDI Corp. (b)	87,709
3,000	Kirin Holdings Co., Ltd. (b)	46,217
800	MEIJI Holdings Co., Ltd. (b) (g)	35,512
1,700	Mitsubishi Estate Co., Ltd. (b)	22,400
19,800	Mizuho Financial Group, Inc. (b)	214,328
3,300	Nippon Telegraph & Telephone Corp. (b)	89,009
600	Nissin Foods Holdings Co., Ltd. (b)	41,706
600	Osaka Gas Co., Ltd. (b)	9,046
8,300	Secom Co., Ltd. (b)	473,259
31,500	Sekisui House Ltd. (b)	521,712
8,300	Softbank Corp. (b)	82,883
14,400	Takeda Pharmaceutical Co., Ltd. (b)	373,936
300	Tokyo Gas Co., Ltd. (b)	5,064
36,600	USS Co., Ltd. (b)	565,255
		3,111,715
	Jersey – 0.4%
598	Ferguson PLC (b)	62,030
	Luxembourg – 0.1%
417	ArcelorMittal S.A. (b)	8,298
	Netherlands – 4.1%
443	Aalberts N.V. (b)	14,448
1,510	ABN AMRO Bank N.V. (b) (c) (d)	13,530

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Netherlands (Continued)
11	Adyen N.V. (b) (c) (d) (f)	$13,719
3,657	Aegon N.V. (b)	14,536
158	Akzo Nobel N.V. (b)	8,954
58	Argenx SE (b) (f)	20,641
240	ASM International N.V. (b)	53,738
131	ASML Holding N.V. (b)	54,270
416	ASR Nederland N.V. (b)	15,992
1,025	BE Semiconductor Industries N.V. (b)	43,881
683	Davide Campari-Milano N.V. (b)	6,043
624	Euronext N.V. (b) (c) (d)	39,491
371	Heineken Holding N.V. (b)	25,398
305	Heineken N.V. (b)	26,636
79	IMCD N.V. (b)	9,366
1,897	ING Groep N.V. (b)	16,254
907	Koninklijke Ahold Delhaize N.V. (b)	23,103
163	Koninklijke DSM N.V. (b)	18,548
3,378	Koninklijke KPN N.V. (b)	9,142
1,073	Koninklijke Philips N.V. (b)	16,520
383	NN Group N.V. (b)	14,896
379	OCI N.V. (b)	13,876
1,643	Prosus N.V. (b)	85,480
377	Randstad N.V. (b)	16,272
486	Signify N.V. (b) (c) (d)	12,508
635	Wolters Kluwer N.V. (b)	61,832
		649,074
	New Zealand – 0.2%
2,714	Auckland International Airport Ltd. (b) (f)	10,879
305	EBOS Group Ltd. (b)	6,420
519	Fisher & Paykel Healthcare Corp., Ltd. (b)	5,379
2,387	Spark New Zealand Ltd. (b)	6,678
155	Xero Ltd. (b) (f)	7,173
		36,529
	Norway – 0.8%
283	Adevinta ASA (b) (f)	1,686
90	Aker ASA, Class A (b)	5,816
769	Aker BP ASA (b)	22,074
366	DNB Bank ASA (b)	5,808
774	Equinor ASA (b)	25,526
335	Gjensidige Forsikring ASA (b)	5,748
139	Kongsberg Gruppen ASA (b)	4,218
803	Leroy Seafood Group ASA (b)	3,167
274	Mowi ASA (b)	3,485
167	Nordic Semiconductor ASA (b) (f)	2,206
1,291	Norsk Hydro ASA (b)	6,927
831	Orkla ASA (b)	6,041
91	Salmar ASA (b)	3,067
174	Schibsted ASA, Class A (b)	2,348
827	Storebrand ASA (b)	5,725
Shares	Description	Value

	Norway (Continued)
823	Telenor ASA (b)	$7,532
214	TOMRA Systems ASA (b)	3,776
243	Yara International ASA (b)	8,528
		123,678
	Portugal – 0.2%
3,345	EDP - Energias de Portugal S.A. (b)	14,517
594	Galp Energia SGPS S.A. (b)	5,715
314	Jeronimo Martins SGPS S.A. (b)	5,848
		26,080
	Singapore – 1.2%
1,500	DBS Group Holdings Ltd. (b)	34,700
7,500	Genting Singapore Ltd. (b)	4,076
200	Jardine Cycle & Carriage Ltd. (b)	4,678
1,800	Keppel Corp., Ltd. (b)	8,661
4,600	Oversea-Chinese Banking Corp., Ltd. (b)	37,692
1,100	Singapore Airlines Ltd. (b) (f)	3,888
5,500	Singapore Exchange Ltd. (b)	36,082
3,800	Singapore Technologies Engineering Ltd. (b)	9,441
9,900	Singapore Telecommunications Ltd. (b)	18,268
1,700	United Overseas Bank Ltd. (b)	30,791
3,500	Wilmar International Ltd. (b)	9,311
		197,588
	South Korea – 4.3%
318	Hana Financial Group, Inc. (b)	7,809
134	Hyundai Glovis Co., Ltd. (b)	15,082
163	Hyundai Mobis Co., Ltd. (b)	21,517
198	Hyundai Motor Co. (b)	24,164
1,426	Industrial Bank of Korea (b)	9,430
254	KB Financial Group, Inc. (b)	7,670
479	Kia Corp. (b)	23,841
353	Korea Electric Power Corp. (b) (f)	4,918
135	Korea Zinc Co., Ltd. (b)	55,818
1,174	Korean Air Lines Co., Ltd. (b) (f)	17,914
702	KT Corp., ADR	8,578
151	KT&G Corp. (b)	9,117
14	LG H&H Co. Ltd. (b)	6,136
1,808	Mirae Asset Securities Co., Ltd. (b)	7,485
442	NAVER Corp. (b)	58,882
227	Samsung C&T Corp. (b)	16,266
2,162	Samsung Electronics Co., Ltd. (b)	79,387
71	Samsung Fire & Marine Insurance Co., Ltd. (b)	9,081
235	Samsung Life Insurance Co., Ltd. (b)	10,179

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
251	Samsung SDI Co., Ltd. (b)	$94,412
1,087	Samsung SDS Co., Ltd. (b)	86,567
371	Shinhan Financial Group Co., Ltd. (b)	8,618
222	SK Telecom Co., Ltd. (b)	7,837
622	SK, Inc. (b)	82,584
1,008	Woori Financial Group, Inc. (b)	7,481
		680,773
	Spain – 2.4%
51	Acciona S.A. (b)	8,964
374	ACS Actividades de Construccion y Servicios S.A. (b)	8,404
59	Aena SME S.A. (b) (c) (d) (f)	6,123
547	Amadeus IT Group S.A. (b) (f)	25,360
5,030	Banco Bilbao Vizcaya Argentaria S.A. (b)	22,564
8,454	Banco Santander S.A. (b)	19,672
4,923	Bankinter S.A. (b)	27,642
8,518	CaixaBank S.A. (b)	27,435
714	Cellnex Telecom S.A. (b) (c) (d)	22,024
542	Enagas S.A. (b)	8,390
1,283	Endesa S.A. (b)	19,270
382	Ferrovial S.A. (b)	8,671
347	Fluidra S.A. (b)	5,203
570	Grifols S.A. (b) (f)	4,924
2,562	Iberdrola S.A. (b)	23,889
1,434	Industria de Diseno Textil S.A. (b)	29,593
13,794	Mapfre S.A. (b)	21,363
936	Naturgy Energy Group S.A. (b)	21,653
1,366	Red Electrica Corp. S.A. (b)	20,962
918	Repsol S.A. (b)	10,548
686	Siemens Gamesa Renewable Energy S.A. (b) (f)	11,960
7,107	Telefonica S.A. (b)	23,495
		378,109
	Sweden – 3.0%
538	AAK AB (b)	7,113
1,263	Alfa Laval AB (b)	31,319
1,614	Assa Abloy AB, Class B (b)	30,240
3,403	Atlas Copco AB, Class A (b)	31,629
307	Axfood AB (b)	7,034
713	Castellum AB (b)	7,989
1,698	Electrolux AB, Class B (b)	17,648
2,032	Epiroc AB, Class A (b)	29,069
424	Essity AB, Class B (b)	8,377
1,192	Fabege AB (b)	8,097
2,958	Hexagon AB, Class B (b)	27,625
459	Holmen AB, Class B (b)	17,418
985	Industrivarden AB, Class C (b)	19,645
1,259	Investor AB, Class B (b)	18,370
Shares	Description	Value

	Sweden (Continued)
539	L E Lundbergforetagen AB, Class B (b)	$19,458
2,537	Skandinaviska Enskilda Banken AB, Class A (b)	24,179
1,944	Skanska AB, Class B (b)	24,195
1,326	Svenska Cellulosa AB SCA, Class B (b)	16,825
2,991	Svenska Handelsbanken AB, Class A (b)	24,553
1,843	Swedbank AB, Class A (b)	24,191
1,328	Swedish Match AB (b)	13,136
2,115	Tele2 AB, Class B (b)	18,251
7,291	Telia Co., AB (b)	20,999
2,327	Volvo AB, Class B (b)	32,929
		480,289
	Switzerland – 10.3%
1,395	ABB Ltd. (b)	36,018
314	Baloise Holding AG (b)	40,121
647	Banque Cantonale Vaudoise (b)	61,211
54	Barry Callebaut AG (b)	101,791
25	BKW AG (b)	2,979
10	Chocoladefabriken Lindt & Spruengli AG (b)	96,643
542	DKSH Holding AG (b)	39,326
112	Emmi AG (b)	87,014
27	EMS-Chemie Holding AG (b)	17,044
74	Geberit AG (b)	31,730
6	Givaudan S.A. (b)	18,126
430	Helvetia Holding AG (b)	40,293
931	Holcim AG (b)	38,153
943	Nestle S.A. (b)	101,992
4,562	Novartis AG (b)	347,793
65	PSP Swiss Property AG (b)	6,498
1,011	Roche Holding AG (b)	329,114
214	Schindler Holding AG (b)	33,213
327	SFS Group AG (b)	28,111
16	SGS S.A. (b)	34,236
87	Swiss Life Holding AG (b)	38,438
86	Swiss Prime Site AG (b)	6,850
587	Swiss Re AG (b)	43,294
32	Swisscom AG (b)	14,984
114	Zurich Insurance Group AG (b)	45,446
		1,640,418
	United Kingdom – 9.9%
30,627	Aviva PLC (b)	131,354
8,618	BAE Systems PLC (b)	75,721
3,360	Berkeley Group Holdings PLC (b)	122,759
2,089	British American Tobacco PLC (b)	74,906
2,083	Bunzl PLC (b)	63,642
1,727	Diageo PLC (b)	72,696

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United Kingdom (Continued)
49,729	Direct Line Insurance Group PLC (b)	$102,599
18,343	GSK PLC (b)	264,923
4,144	Imperial Brands PLC (b)	85,213
2,003	National Grid PLC (b)	20,619
22,281	Phoenix Group Holdings PLC (b)	129,761
1,144	Reckitt Benckiser Group PLC (b)	75,826
5,273	RELX PLC (b)	128,850
2,666	Sage Group (The) PLC (b)	20,546
766	Severn Trent PLC (b)	20,024
1,344	SSE PLC (b)	22,695
24,182	Tesco PLC (b)	55,499
1,934	Unilever PLC (b)	84,980
2,090	United Utilities Group PLC (b)	20,637
		1,573,250
	United States – 0.1%
337	Autoliv, Inc., SDR (b)	22,744
	Total Common Stocks	15,533,619
	(Cost $19,439,816)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.7%
	Australia – 0.4%
2,415	Dexus (b)	12,013
1,155	Goodman Group (b)	11,673
5,106	GPT (The) Group (b)	12,567
10,622	Mirvac Group (b)	13,232
6,194	Stockland (b)	12,963
		62,448
	Belgium – 0.0%
179	Warehouses De Pauw CVA (b)	4,396
	Canada – 0.1%
222	Granite Real Estate Investment Trust	10,715
848	RioCan Real Estate Investment Trust	11,430
		22,145
	France – 0.1%
171	Gecina S.A. (b)	13,393
	Hong Kong – 0.1%
1,408	Link REIT (b)	9,829
	Japan – 0.6%
9	Daiwa House REIT Investment Corp. (b)	18,796
16	GLP J-REIT (b)	17,745
3	Japan Real Estate Investment Corp. (b)	12,376
6	Nippon Building Fund, Inc. (b)	26,403
Shares	Description	Value

	Japan (Continued)
19	Nomura Real Estate Master Fund, Inc. (b)	$21,000
		96,320
	Multinational – 0.0%
129	Unibail-Rodamco-Westfield (b) (f)	5,338
	Singapore – 0.2%
4,200	CapitaLand Ascendas REIT (b)	7,835
5,401	CapitaLand Integrated Commercial Trust (b)	7,184
4,600	Mapletree Industrial Trust (b)	7,612
6,600	Mapletree Logistics Trust (b)	7,131
		29,762
	Spain – 0.0%
414	Merlin Properties Socimi S.A. (b)	3,195
	United Kingdom – 0.2%
343	Derwent London PLC (b)	7,738
817	Segro PLC (b)	6,817
4,547	Tritax Big Box REIT PLC (b)	6,862
950	UNITE Group (The) PLC (b)	9,019
		30,436
	Total Real Estate Investment Trusts	277,262
	(Cost $377,060)
MONEY MARKET FUNDS – 0.2%
33,624	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.77% (h) (i)	33,624
	(Cost $33,624)
	Total Investments – 99.2%	15,844,505
	(Cost $19,850,500)
	Net Other Assets and Liabilities – 0.8%	120,821
	Net Assets – 100.0%	$15,965,326

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $14,333,871 or 89.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	Non-income producing security.
(g)	All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $31,961 and the total value of the collateral held by the Fund is $33,624.
(h)	Rate shown reflects yield as of September 30, 2022.
(i)	This security serves as collateral for securities on loan.

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$31,961
Non-cash Collateral (2)	(31,961)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Currency Exposure Diversification	% of Total Investments
Euro	27.7%
Japanese Yen	20.3
British Pound Sterling	10.9
Swiss Franc	10.4
Canadian Dollar	9.1
Australian Dollar	6.0
South Korean Won	4.2
Swedish Krona	3.4
Hong Kong Dollar	2.6
Danish Krone	2.2
Singapore Dollar	1.4
Norwegian Krone	0.8
Israeli Shekel	0.5
United States Dollar	0.3
New Zealand Dollar	0.2
Total	100.0%

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 1,418,081	$ 1,418,081	$ —	$ —
Cayman Islands	54,696	—	52,669	2,027
Denmark	354,027	13,309	340,718	—
Ireland	130,969	14,897	116,072	—
South Korea	680,773	8,578	672,195	—
Other Country Categories*	12,895,073	—	12,895,073	—
Real Estate Investment Trusts:
Canada	22,145	22,145	—	—
Other Country Categories*	255,117	—	255,117	—
Money Market Funds	33,624	33,624	—	—
Total Investments	$ 15,844,505	$ 1,510,634	$ 14,331,844	$ 2,027

*	See Portfolio of Investments for country breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 investments values are based on unobservable and non-quantitative inputs.
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.6%
	Bermuda – 0.3%
164	Credicorp Ltd.	$20,139
	Brazil – 10.2%
7,471	Ambev S.A.	21,522
5,109	Atacadao S.A.	18,308
13,276	Banco Bradesco S.A. (Preference Shares)	48,828
7,729	Banco do Brasil S.A.	55,191
7,272	Banco Santander Brasil S.A.	40,901
10,492	BB Seguridade Participacoes S.A.	51,679
949	Cia de Saneamento Basico do Estado de Sao Paulo	8,726
2,223	Cia de Saneamento do Parana	7,068
3,870	Cia Energetica de Minas Gerais (Preference Shares)	7,719
5,990	Cia Paranaense de Energia, Class B (Preference Shares)	7,307
35,317	Cosan S.A.	113,787
1,925	EDP - Energias do Brasil S.A.	7,790
928	Energisa S.A.	7,206
1,047	Engie Brasil Energia S.A.	7,475
1,664	Equatorial Energia S.A.	8,298
5,969	Hypera S.A.	48,964
9,759	Itau Unibanco Holding S.A. (Preference Shares)	50,764
24,947	Itausa S.A. (Preference Shares)	44,998
3,090	JBS S.A.	14,389
44,412	Klabin S.A.	149,430
12,704	Porto Seguro S.A.	49,762
4,806	Raia Drogasil S.A.	20,251
694	Telefonica Brasil S.A.	5,209
2,702	TIM S.A.	6,051
1,026	Transmissora Alianca de Energia Eletrica S.A.	7,408
		809,031
	Cayman Islands – 4.4%
10,333	China Mengniu Dairy Co., Ltd. (b)	40,847
64,866	ESR Group Ltd. (b) (c) (d)	163,162
11,833	Hengan International Group Co., Ltd. (b)	52,903
32,000	Tingyi Cayman Islands Holding Corp. (b)	55,108
60,666	Want Want China Holdings Ltd. (b)	39,619
		351,639
	Chile – 1.0%
120,959	Banco de Chile (b)	10,647
229,962	Banco Santander Chile	8,034
4,405	Cencosud S.A. (b)	5,572
49,356	Cia Sud Americana de Vapores S.A. (b)	3,401
Shares	Description	Value

	Chile (Continued)
998	Empresas Copec S.A.	$6,393
2,921	Falabella S.A. (b)	5,825
415	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (b)	38,623
		78,495
	China – 11.3%
125,761	Agricultural Bank of China Ltd., Class H (b)	37,640
120,194	Bank of China Ltd., Class H (b)	39,255
66,897	Bank of Communications Co., Ltd., Class H (b)	35,267
95,534	China CITIC Bank Corp., Ltd., Class H (b)	37,912
64,598	China Construction Bank Corp., Class H (b)	37,286
127,000	China Everbright Bank Co., Ltd., Class H (b)	34,870
31,000	China Life Insurance Co., Ltd., Class H (b)	39,662
128,098	China Minsheng Banking Corp., Ltd., Class H (b)	36,629
341,999	China Petroleum & Chemical Corp., Class H (b)	146,043
223,999	China Railway Group Ltd., Class H (b)	110,008
733,331	China Tower Corp., Ltd., Class H (b) (c) (d)	78,350
63,466	Haitong Securities Co., Ltd., Class H (b)	33,562
31,467	Huatai Securities Co., Ltd., Class H (b) (c) (d)	34,510
78,398	Industrial & Commercial Bank of China Ltd., Class H (b)	36,777
17,233	New China Life Insurance Co., Ltd., Class H (b)	32,820
147,000	People’s Insurance Co. Group of China (The) Ltd., Class H (b)	42,589
48,000	PICC Property & Casualty Co., Ltd., Class H (b)	49,636
60,000	Postal Savings Bank of China Co., Ltd., Class H (b) (c) (d)	35,266
		898,082
	Colombia – 0.1%
1,822	Bancolombia S.A. (Preference Shares)	11,074
	Czech Republic – 0.2%
400	CEZ A.S.	13,707
188	Komercni Banka A.S. (b)	4,702
		18,409

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Egypt – 0.1%
6,404	Commercial International Bank Egypt SAE (b)	$8,222
	Hong Kong – 1.2%
12,600	BOC Hong Kong Holdings Ltd. (b)	41,904
68,400	Guangdong Investment Ltd. (b)	54,639
		96,543
	Hungary – 0.3%
1,217	MOL Hungarian Oil & Gas PLC (b)	6,759
548	OTP Bank Nyrt (b)	9,997
323	Richter Gedeon Nyrt (b)	5,532
		22,288
	India – 25.3%
2,940	ACC Ltd. (b)	86,907
1,789	Bajaj Auto Ltd. (b)	77,190
9,038	Berger Paints India Ltd. (b)	68,209
605	Britannia Industries Ltd. (b)	28,469
3,787	Cipla Ltd. (b)	51,630
1,257	Colgate-Palmolive India Ltd. (b)	25,115
3,616	Dabur India Ltd. (b)	25,340
898	Dr. Reddy’s Laboratories Ltd. (b)	47,534
11,417	HCL Technologies Ltd. (b)	129,664
15,080	HDFC Bank Ltd. (b)	261,269
2,848	Hero MotoCorp Ltd. (b)	88,644
946	Hindustan Unilever Ltd. (b)	31,198
6,968	Infosys Ltd. (b)	119,448
7,736	ITC Ltd. (b)	31,441
3,578	Larsen & Toubro Ltd. (b)	80,774
3,849	Marico Ltd. (b)	25,338
100	MRF Ltd. (b)	99,878
112	Nestle India Ltd. (b)	26,269
61,136	Petronet LNG Ltd. (b)	149,482
4,304	Pidilite Industries Ltd. (b)	141,441
4,496	Reliance Industries Ltd. (b)	130,483
4,215	Sun Pharmaceutical Industries Ltd. (b)	48,952
3,553	Tata Consultancy Services Ltd. (b)	130,214
2,494	Tata Consumer Products Ltd. (b)	24,519
958	UltraTech Cement Ltd. (b)	73,280
		2,002,688
	Indonesia – 3.7%
25,742	Adaro Energy Indonesia Tbk PT (b)	6,638
37,511	Aneka Tambang Tbk (b)	4,753
50,142	Astra International Tbk PT (b)	21,699
74,905	Bank Central Asia Tbk PT (b)	41,815
75,616	Bank Mandiri Persero Tbk PT (b)	46,431
Shares	Description	Value

	Indonesia (Continued)
72,408	Bank Negara Indonesia Persero Tbk PT (b)	$42,351
128,190	Bank Rakyat Indonesia Persero Tbk PT (b)	37,518
25,435	Berkah Beton Sadaya Tbk PT	6,765
21,048	Bukit Asam Tbk PT (b)	5,732
20,205	Merdeka Copper Gold Tbk PT (b) (e)	5,201
25,821	Perusahaan Gas Negara Tbk PT (b)	2,957
16,064	Semen Indonesia Persero Tbk PT (b)	7,856
75,681	Telkom Indonesia Persero Tbk PT (b)	22,057
120,773	Tower Bersama Infrastructure Tbk PT (b)	22,378
4,181	United Tractors Tbk PT (b)	8,977
13,661	Vale Indonesia Tbk PT (b) (e)	5,695
		288,823
	Luxembourg – 0.1%
829	Allegro.eu S.A. (b) (c) (d) (e)	3,566
	Malaysia – 1.7%
14,100	CIMB Group Holdings Bhd (b)	15,547
6,900	Genting Bhd (b)	6,640
10,900	Genting Malaysia Bhd (b)	6,532
5,400	Hartalega Holdings Bhd (b)	1,925
3,700	Hong Leong Bank Bhd (b)	16,331
4,300	IHH Healthcare Bhd (b)	5,451
5,300	Inari Amertron Bhd (b)	2,842
7,700	IOI Corp. Bhd (b)	6,240
1,300	Kuala Lumpur Kepong Bhd (b)	5,791
8,400	Malayan Banking Bhd (b)	15,514
11,600	Press Metal Aluminium Holdings Bhd (b)	10,046
16,100	Public Bank Bhd (b)	14,653
12,600	RHB Bank Bhd (b)	15,055
6,400	Sime Darby Plantation Bhd (b)	5,627
4,700	Tenaga Nasional Bhd (b)	8,148
13,700	Top Glove Corp. Bhd (b)	1,837
		138,179
	Mexico – 4.1%
22,157	Alfa S.A.B. de C.V., Class A	14,082
28,066	America Movil S.A.B. de C.V., Series L	23,120
2,510	Arca Continental S.A.B. de C.V.	18,073
10,073	Banco del Bajio S.A. (c) (d)	25,503
31,318	Cemex S.A.B. de C.V., Series CPO (e)	10,823
2,053	Fomento Economico Mexicano S.A.B. de C.V., Series UBD	12,877
1,357	Gruma S.A.B. de C.V., Class B	12,922
2,249	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	14,148

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Mexico (Continued)
1,038	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	$13,143
764	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	15,022
5,652	Grupo Bimbo S.A.B. de C.V., Series A	19,861
3,678	Grupo Financiero Banorte S.A.B. de C.V., Class O	23,561
13,201	Grupo Financiero Inbursa S.A.B. de C.V., Class O (e)	20,956
8,358	Grupo Mexico S.A.B. de C.V., Series B	28,229
14,552	Grupo Televisa S.A.B., Series CPO	15,701
12,132	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	16,120
6,376	Orbia Advance Corp. S.A.B. de C.V.	10,732
1,403	Sitios Latinoamerica S.A.B. de C.V. (e)	626
8,306	Wal-Mart de Mexico S.A.B. de C.V.	29,171
		324,670
	Netherlands – 0.1%
989	NEPI Rockcastle N.V. (b)	4,404
247	X5 Retail Group N.V., GDR (b) (c) (f) (g)	14
		4,418
	Philippines – 1.4%
39,710	Ayala Land, Inc. (b)	15,417
11,500	BDO Unibank, Inc. (b)	21,788
27,400	Converge Information and Communications Technology Solutions Inc. (b) (e)	6,091
9,710	International Container Terminal Services, Inc. (b)	25,896
2,080	SM Investments Corp. (b)	25,618
36,800	SM Prime Holdings, Inc. (b)	18,858
		113,668
	Poland – 0.7%
417	Bank Polska Kasa Opieki S.A. (b)	5,064
170	CD Projekt S.A. (b)	3,404
119	Dino Polska S.A. (b) (c) (d) (e)	7,208
287	KGHM Polska Miedz S.A. (b)	5,012
3	LPP S.A. (b)	4,680
1,992	PGE Polska Grupa Energetyczna S.A. (b) (e)	2,506
899	Polski Koncern Naftowy ORLEN S.A. (b)	9,651
1,182	Powszechna Kasa Oszczednosci Bank Polski S.A. (b)	5,164
Shares	Description	Value

	Poland (Continued)
1,392	Powszechny Zaklad Ubezpieczen S.A. (b)	$6,458
154	Santander Bank Polska S.A. (b)	6,073
		55,220
	Russia – 0.0%
7,696	Alrosa PJSC (b) (f) (g)	275
40,399	Credit Bank of Moscow PJSC (b) (e) (f) (g)	87
172,018	Inter RAO UES PJSC (b) (f) (g)	204
96	Magnit PJSC (b) (f) (g)	124
15,021	Magnitogorsk Iron & Steel Works PJSC (b) (f) (g)	302
47	MMC Norilsk Nickel PJSC (b) (f) (g)	391
2,140	Mobile TeleSystems PJSC (b) (f) (g)	209
1,668	Moscow Exchange MICEX-RTS PJSC (b) (e) (f) (g)	69
4,741	Novolipetsk Steel PJSC (b) (f) (g)	370
85	Polyus PJSC (b) (f) (g)	393
676	Severstal PAO (b) (f) (g)	396
10,776	Sistema PJSFC (b) (e) (f) (g)	56
3,253	Tatneft PJSC (b) (f) (g)	507
		3,383
	South Africa – 2.9%
1,708	Absa Group Ltd. (b)	16,591
814	Aspen Pharmacare Holdings Ltd. (b)	6,016
564	Bid Corp., Ltd.	8,688
615	Bidvest Group (The) Ltd. (b)	6,662
140	Capitec Bank Holdings Ltd. (b)	11,994
580	Clicks Group Ltd.	9,147
1,785	Discovery Ltd. (b) (e)	10,305
398	Exxaro Resources Ltd. (b)	4,420
4,198	FirstRand Ltd. (b)	14,014
596	Foschini Group (The) Ltd. (b)	3,874
406	Mr Price Group Ltd. (b)	3,868
1,531	MTN Group Ltd. (b)	10,102
2,209	MultiChoice Group	14,113
1,395	Nedbank Group Ltd. (b)	15,348
23,619	Old Mutual Ltd. (b)	12,692
3,786	Pepkor Holdings Ltd. (c) (d)	4,344
2,171	Remgro Ltd. (b)	15,927
4,505	Sanlam Ltd. (b)	12,743
757	Shoprite Holdings Ltd. (b)	9,038
1,786	Standard Bank Group Ltd. (b)	14,109
1,107	Tiger Brands Ltd. (b)	10,312
1,819	Vodacom Group Ltd. (b)	12,222
1,520	Woolworths Holdings Ltd. (b)	5,108
		231,637
	Taiwan – 24.4%
70,866	Asia Cement Corp. (b)	87,741

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
73,886	Chang Hwa Commercial Bank Ltd. (b)	$39,802
6,695	Chunghwa Telecom Co., Ltd. (b)	23,962
312,823	Compal Electronics, Inc. (b)	213,309
47,650	CTBC Financial Holding Co., Ltd. (b)	29,643
45,244	E.Sun Financial Holding Co., Ltd. (b)	36,608
11,569	Far EasTone Telecommunications Co., Ltd. (b)	26,323
50,226	First Financial Holding Co., Ltd. (b)	41,002
28,804	Formosa Chemicals & Fibre Corp. (b)	62,477
10,069	Highwealth Construction Corp. (b)	12,346
59,488	Hua Nan Financial Holdings Co., Ltd. (b)	41,502
339,420	Inventec Corp. (b)	244,001
33,471	Mega Financial Holding Co., Ltd. (b)	32,748
24,415	Nan Ya Plastics Corp. (b)	51,233
115,797	Pegatron Corp. (b)	212,535
2,721	President Chain Store Corp. (b)	24,143
94,945	Quanta Computer, Inc. (b)	229,831
76,897	SinoPac Financial Holdings Co., Ltd. (b)	41,724
71,719	Taishin Financial Holding Co., Ltd. (b)	30,832
113,053	Taiwan Business Bank (b)	44,668
75,917	Taiwan Cement Corp. (b)	80,853
48,830	Taiwan Cooperative Financial Holding Co., Ltd. (b)	40,203
8,098	Taiwan Mobile Co., Ltd. (b)	24,373
10,908	Uni-President Enterprises Corp. (b)	23,068
281,804	Wistron Corp. (b)	235,101
		1,930,028
	Thailand – 5.3%
2,800	Advanced Info Service PCL	14,475
7,600	Airports of Thailand PCL (e)	14,608
8,100	Bangkok Bank PCL (b)	29,283
17,900	Bangkok Dusit Medical Services PCL, Class F	13,999
58,000	Bangkok Expressway & Metro PCL	14,146
14,000	Berli Jucker PCL	12,155
78,100	BTS Group Holdings PCL	17,185
2,900	Bumrungrad Hospital PCL	17,452
23,300	Charoen Pokphand Foods PCL	15,443
8,600	CP ALL PCL (b)	12,716
4,800	Electricity Generating PCL	20,997
11,400	Global Power Synergy PCL, Class F	19,267
Shares	Description	Value

	Thailand (Continued)
45,200	Home Product Center PCL	$16,177
8,400	Intouch Holdings PCL, Class F	16,201
149,000	IRPC PCL	12,325
80,500	Krung Thai Bank PCL	35,640
82,400	Land & Houses PCL	19,442
15,000	Osotspa PCL	10,837
3,700	PTT Exploration & Production PCL	15,744
12,500	PTT Global Chemical PCL	13,753
21,200	PTT Oil & Retail Business PCL (b)	14,148
13,800	PTT PCL (b)	12,384
1,300	Siam Cement (The) PCL	11,235
32,000	Thai Beverage PCL (b)	13,322
11,100	Tisco Financial Group PCL	27,294
		420,228
	Turkey – 0.8%
6,558	Akbank T.A.S. (b)	3,989
701	Arcelik A.S. (b)	2,533
3,148	Aselsan Elektronik Sanayi Ve Ticaret A.S. (b)	4,966
1,113	BIM Birlesik Magazalar A.S. (b)	6,934
3,381	Eregli Demir ve Celik Fabrikalari T.A.S. (b)	5,272
142	Ford Otomotiv Sanayi A.S. (b)	2,501
2,713	Haci Omer Sabanci Holding A.S. (b)	3,764
2,172	KOC Holding A.S. (b)	5,287
545	Tofas Turk Otomobil Fabrikasi A.S. (b)	2,689
1,315	Turk Hava Yollari AO (b) (e)	4,993
2,943	Turkcell Iletisim Hizmetleri A.S. (b)	3,127
11,983	Turkiye Is Bankasi A.S., Class C (b)	4,826
402	Turkiye Petrol Rafinerileri A.S. (b) (e)	6,256
4,996	Turkiye Sise ve Cam Fabrikalari A.S. (b)	6,808
		63,945
	Total Common Stocks	7,894,375
	(Cost $9,223,672)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.2%
	Mexico – 0.1%
7,316	Fibra Uno Administracion S.A. de C.V.	7,527

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	South Africa – 0.1%
6,519	Growthpoint Properties Ltd.	$4,246
	Total Real Estate Investment Trusts	11,773
	(Cost $15,680)
	Total Investments – 99.8%	7,906,148
	(Cost $9,239,352)
	Net Other Assets and Liabilities – 0.2%	18,547
	Net Assets – 100.0%	$7,924,695

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $6,319,895 or 79.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).

GDR	Global Depositary Receipt
Currency Exposure Diversification	% of Total Investments
Indian Rupee	25.3%
New Taiwan Dollar	24.4
Hong Kong Dollar	17.0
Brazilian Real	10.2
Thai Baht	5.2
Mexican Peso	4.2
Indonesian Rupiah	3.7
South African Rand	3.0
Malaysian Ringgit	1.8
Philippine Peso	1.4
Chilean Peso	1.0
Turkish Lira	0.8
Polish Zloty	0.8
Hungarian Forint	0.3
United States Dollar	0.3
Czech Republic Koruna	0.2
Singapore Dollar	0.2
Colombian Peso	0.1
Egyptian Pound	0.1
Russian Ruble	0.0*
Total	100.0%

*	Amount is less than 0.1%.

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$ 20,139	$ 20,139	$ —	$ —
Brazil	809,031	809,031	—	—
Chile	78,495	14,427	64,068	—
Colombia	11,074	11,074	—	—
Czech Republic	18,409	13,707	4,702	—
Indonesia	288,823	6,765	282,058	—
Mexico	324,670	324,670	—	—
Netherlands	4,418	—	4,404	14
Russia	3,383	—	—	3,383
South Africa	231,637	36,292	195,345	—
Other Country Categories*	6,104,296	—	6,104,296	—
Real Estate Investment Trusts*	11,773	11,773	—	—
Total Investments	$ 7,906,148	$ 1,247,878	$ 6,654,873	$ 3,397

*	See Portfolio of Investments for country breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All level 3 investments values are based on unobservable and non-quantitative inputs.
See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 96.9%
	Aerospace & Defense – 1.3%
156	General Dynamics Corp.	$33,098
263	HEICO Corp.	37,867
143	L3Harris Technologies, Inc.	29,720
80	Lockheed Martin Corp.	30,903
72	Northrop Grumman Corp.	33,863
359	Raytheon Technologies Corp.	29,388
565	Textron, Inc.	32,917
		227,756
	Air Freight & Logistics – 0.5%
354	Expeditors International of Washington, Inc.	31,262
152	FedEx Corp.	22,567
189	United Parcel Service, Inc., Class B	30,531
		84,360
	Automobiles – 0.4%
6,167	Ford Motor Co.	69,070
	Banks – 2.7%
1,055	Bank of America Corp.	31,861
714	Citigroup, Inc.	29,752
920	Citizens Financial Group, Inc.	31,611
977	Fifth Third Bancorp	31,225
228	First Republic Bank	29,765
2,729	Huntington Bancshares, Inc.	35,968
292	JPMorgan Chase & Co.	30,514
1,905	KeyCorp	30,518
206	M&T Bank Corp.	36,322
208	PNC Financial Services Group (The), Inc.	31,079
1,750	Regions Financial Corp.	35,123
183	Signature Bank	27,633
692	Truist Financial Corp.	30,130
713	US Bancorp	28,748
839	Wells Fargo & Co.	33,745
		473,994
	Beverages – 1.1%
548	Brown-Forman Corp., Class B	36,480
611	Coca-Cola (The) Co.	34,228
164	Constellation Brands, Inc., Class A	37,668
1,086	Keurig Dr. Pepper, Inc.	38,900
230	PepsiCo, Inc.	37,550
		184,826
	Biotechnology – 1.3%
525	AbbVie, Inc.	70,460
331	Amgen, Inc.	74,608
1,299	Gilead Sciences, Inc.	80,135
		225,203
Shares	Description	Value

	Building Products – 0.8%
968	Carrier Global Corp.	$34,422
721	Johnson Controls International PLC	35,488
682	Masco Corp.	31,843
266	Trane Technologies PLC	38,519
		140,272
	Capital Markets – 4.1%
138	Ameriprise Financial, Inc.	34,769
787	Bank of New York Mellon (The) Corp.	30,315
54	BlackRock, Inc.	29,715
360	Blackstone, Inc.	30,132
1,037	Carlyle Group (The), Inc.	26,796
520	Charles Schwab (The) Corp.	37,373
161	CME Group, Inc.	28,518
85	FactSet Research Systems, Inc.	34,009
1,409	Franklin Resources, Inc.	30,322
111	Goldman Sachs Group (The), Inc.	32,529
349	Intercontinental Exchange, Inc.	31,532
709	KKR & Co., Inc.	30,487
178	LPL Financial Holdings, Inc.	38,890
121	Moody’s Corp.	29,416
432	Morgan Stanley	34,132
80	MSCI, Inc.	33,743
645	Nasdaq, Inc.	36,559
340	Northern Trust Corp.	29,090
367	Raymond James Financial, Inc.	36,267
98	S&P Global, Inc.	29,924
532	State Street Corp.	32,351
289	T Rowe Price Group, Inc.	30,348
		707,217
	Chemicals – 1.7%
62	Air Products and Chemicals, Inc.	14,429
72	Albemarle Corp.	19,040
127	Celanese Corp.	11,473
175	CF Industries Holdings, Inc.	16,844
709	Corteva, Inc.	40,519
290	Dow, Inc.	12,740
620	DuPont de Nemours, Inc.	31,248
166	Eastman Chemical Co.	11,794
98	Ecolab, Inc.	14,153
140	FMC Corp.	14,798
125	International Flavors & Fragrances, Inc.	11,354
171	LyondellBasell Industries N.V., Class A	12,873
317	Mosaic (The) Co.	15,321
302	PPG Industries, Inc.	33,428
154	Sherwin-Williams (The) Co.	31,532
		291,546

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies – 0.9%
92	Cintas Corp.	$35,714
169	Republic Services, Inc.	22,991
1,966	Rollins, Inc.	68,181
145	Waste Management, Inc.	23,230
		150,116
	Communications Equipment – 1.3%
2,628	Cisco Systems, Inc.	105,120
535	Motorola Solutions, Inc.	119,824
		224,944
	Construction & Engineering – 0.2%
275	Quanta Services, Inc.	35,032
	Construction Materials – 0.4%
115	Martin Marietta Materials, Inc.	37,040
242	Vulcan Materials Co.	38,166
		75,206
	Consumer Finance – 0.9%
980	Ally Financial, Inc.	27,273
249	American Express Co.	33,593
332	Capital One Financial Corp.	30,601
347	Discover Financial Services	31,549
1,249	Synchrony Financial	35,209
		158,225
	Containers & Packaging – 0.6%
92	Avery Dennison Corp.	14,968
501	Ball Corp.	24,208
374	Crown Holdings, Inc.	30,305
358	International Paper Co.	11,349
251	Packaging Corp. of America	28,185
		109,015
	Distributors – 1.2%
516	Genuine Parts Co.	77,049
1,398	LKQ Corp.	65,916
195	Pool Corp.	62,051
		205,016
	Diversified Financial Services – 0.2%
677	Apollo Global Management, Inc.	31,481
	Diversified Telecommunication Services – 1.0%
5,347	AT&T, Inc.	82,023
2,208	Verizon Communications, Inc.	83,838
		165,861
Shares	Description	Value

	Electric Utilities – 1.5%
377	Alliant Energy Corp.	$19,977
230	American Electric Power Co., Inc.	19,884
206	Duke Energy Corp.	19,162
350	Edison International	19,803
196	Entergy Corp.	19,723
339	Evergy, Inc.	20,137
262	Eversource Energy	20,426
488	Exelon Corp.	18,280
576	FirstEnergy Corp.	21,312
285	NextEra Energy, Inc.	22,347
815	PPL Corp.	20,660
310	Southern (The) Co.	21,080
313	Xcel Energy, Inc.	20,032
		262,823
	Electrical Equipment – 0.8%
314	AMETEK, Inc.	35,611
274	Eaton Corp. PLC	36,541
434	Emerson Electric Co.	31,777
173	Rockwell Automation, Inc.	37,214
		141,143
	Electronic Equipment, Instruments & Components – 3.2%
2,229	Amphenol Corp., Class A	149,254
911	CDW Corp.	142,189
4,553	Corning, Inc.	132,128
1,268	TE Connectivity Ltd.	139,936
		563,507
	Energy Equipment & Services – 0.6%
1,365	Baker Hughes Co.	28,610
1,256	Halliburton Co.	30,923
1,102	Schlumberger N.V.	39,562
		99,095
	Entertainment – 0.4%
565	Electronic Arts, Inc.	65,376
	Food & Staples Retailing – 1.4%
143	Costco Wholesale Corp.	67,535
812	Kroger (The) Co.	35,525
453	Sysco Corp.	32,032
1,013	Walgreens Boots Alliance, Inc.	31,808
565	Walmart, Inc.	73,280
		240,180
	Food Products – 2.5%
495	Archer-Daniels-Midland Co.	39,823
423	Bunge Ltd.	34,927
1,122	Conagra Brands, Inc.	36,611
509	General Mills, Inc.	38,994

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
178	Hershey (The) Co.	$39,243
811	Hormel Foods Corp.	36,852
300	J.M. Smucker (The) Co.	41,223
539	Kellogg Co.	37,547
1,008	Kraft Heinz (The) Co.	33,617
462	McCormick & Co., Inc.	32,927
618	Mondelez International, Inc., Class A	33,885
447	Tyson Foods, Inc., Class A	29,471
		435,120
	Gas Utilities – 0.1%
197	Atmos Energy Corp.	20,064
	Health Care Equipment & Supplies – 4.2%
739	Abbott Laboratories	71,506
1,251	Baxter International, Inc.	67,379
326	Becton Dickinson and Co.	72,643
256	Cooper (The) Cos., Inc.	67,558
895	Medtronic PLC	72,271
384	ResMed, Inc.	83,827
390	STERIS PLC	64,849
404	Stryker Corp.	81,826
327	Teleflex, Inc.	65,878
764	Zimmer Biomet Holdings, Inc.	79,876
		727,613
	Health Care Providers & Services – 4.4%
271	AmerisourceBergen Corp.	36,674
1,537	Cardinal Health, Inc.	102,487
305	Cigna Corp.	84,628
414	CVS Health Corp.	39,483
166	Elevance Health, Inc.	75,404
478	HCA Healthcare, Inc.	87,852
172	Humana, Inc.	83,453
343	Laboratory Corp of America Holdings	70,250
118	McKesson Corp.	40,105
604	Quest Diagnostics, Inc.	74,105
156	UnitedHealth Group, Inc.	78,786
		773,227
	Hotels, Restaurants & Leisure – 3.2%
606	Darden Restaurants, Inc.	76,550
176	Domino’s Pizza, Inc.	54,595
616	Hilton Worldwide Holdings, Inc.	74,302
504	Marriott International, Inc., Class A	70,630
278	McDonald’s Corp.	64,146
2,371	MGM Resorts International	70,466
899	Starbucks Corp.	75,750
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
605	Yum! Brands, Inc.	$64,336
		550,775
	Household Durables – 1.1%
1,037	DR Horton, Inc.	69,842
698	Garmin Ltd.	56,056
972	Lennar Corp., Class A	72,463
		198,361
	Household Products – 0.9%
414	Church & Dwight Co., Inc.	29,576
272	Clorox (The) Co.	34,922
479	Colgate-Palmolive Co.	33,650
284	Kimberly-Clark Corp.	31,961
267	Procter & Gamble (The) Co.	33,709
		163,818
	Independent Power & Renewable Electricity Producers – 0.1%
1,052	AES (The) Corp.	23,775
	Industrial Conglomerates – 0.6%
267	3M Co.	29,504
542	General Electric Co.	33,555
199	Honeywell International, Inc.	33,227
		96,286
	Insurance – 3.2%
593	Aflac, Inc.	33,327
259	Allstate (The) Corp.	32,253
642	American International Group, Inc.	30,482
122	Aon PLC, Class A	32,680
202	Arthur J. Gallagher & Co.	34,586
563	Brown & Brown, Inc.	34,050
167	Chubb Ltd.	30,374
276	Cincinnati Financial Corp.	24,721
889	Fidelity National Financial, Inc.	32,182
501	Hartford Financial Services Group (The), Inc.	31,032
554	Loews Corp.	27,611
212	Marsh & McLennan Cos., Inc.	31,650
523	MetLife, Inc.	31,788
491	Principal Financial Group, Inc.	35,426
282	Progressive (The) Corp.	32,771
343	Prudential Financial, Inc.	29,423
194	Travelers (The) Cos., Inc.	29,721
481	W.R. Berkley Corp.	31,063
		565,140
	Internet & Direct Marketing Retail – 0.4%
1,647	eBay, Inc.	60,626

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services – 3.6%
124	Accenture PLC, Class A	$31,905
164	Automatic Data Processing, Inc.	37,095
230	Broadridge Financial Solutions, Inc.	33,194
2,126	Cognizant Technology Solutions Corp., Class A	122,117
376	Fidelity National Information Services, Inc.	28,414
312	Global Payments, Inc.	33,712
1,016	International Business Machines Corp.	120,711
110	Mastercard, Inc., Class A	31,277
303	Paychex, Inc.	34,000
2,470	SS&C Technologies Holdings, Inc.	117,943
176	Visa, Inc., Class A	31,266
		621,634
	Life Sciences Tools & Services – 2.5%
676	Agilent Technologies, Inc.	82,168
232	Bio-Techne Corp.	65,888
317	Danaher Corp.	81,878
565	PerkinElmer, Inc.	67,987
148	Thermo Fisher Scientific, Inc.	75,064
266	West Pharmaceutical Services, Inc.	65,457
		438,442
	Machinery – 2.8%
193	Caterpillar, Inc.	31,668
178	Cummins, Inc.	36,225
115	Deere & Co.	38,397
284	Dover Corp.	33,109
634	Fortive Corp.	36,962
190	IDEX Corp.	37,972
189	Illinois Tool Works, Inc.	34,143
820	Ingersoll Rand, Inc.	35,473
488	Otis Worldwide Corp.	31,134
419	PACCAR, Inc.	35,066
140	Parker-Hannifin Corp.	33,923
329	Stanley Black & Decker, Inc.	24,744
421	Westinghouse Air Brake Technologies Corp.	34,248
441	Xylem, Inc.	38,526
		481,590
	Media – 2.3%
2,855	Comcast Corp., Class A	83,737
2,134	Fox Corp., Class A	65,471
2,493	Interpublic Group of (The) Cos., Inc.	63,821
1,079	Omnicom Group, Inc.	68,074
2,781	Paramount Global, Class B	52,950
Shares	Description	Value

	Media (Continued)
11,197	Sirius XM Holdings, Inc.	$63,935
		397,988
	Metals & Mining – 0.2%
511	Freeport-McMoRan, Inc.	13,966
251	Newmont Corp.	10,549
143	Nucor Corp.	15,300
		39,815
	Multiline Retail – 0.8%
280	Dollar General Corp.	67,161
486	Target Corp.	72,117
		139,278
	Multi-Utilities – 1.0%
245	Ameren Corp.	19,735
748	CenterPoint Energy, Inc.	21,079
328	CMS Energy Corp.	19,103
232	Consolidated Edison, Inc.	19,896
277	Dominion Energy, Inc.	19,143
175	DTE Energy Co.	20,134
349	Public Service Enterprise Group, Inc.	19,624
147	Sempra Energy	22,041
220	WEC Energy Group, Inc.	19,675
		180,430
	Oil, Gas & Consumable Fuels – 4.2%
296	Cheniere Energy, Inc.	49,110
272	Chevron Corp.	39,078
439	ConocoPhillips	44,927
1,528	Coterra Energy, Inc.	39,911
715	Devon Energy Corp.	42,993
331	Diamondback Energy, Inc.	39,872
358	EOG Resources, Inc.	39,999
461	Exxon Mobil Corp.	40,250
372	Hess Corp.	40,544
2,351	Kinder Morgan, Inc.	39,121
1,753	Marathon Oil Corp.	39,583
479	Marathon Petroleum Corp.	47,579
670	Occidental Petroleum Corp.	41,172
710	ONEOK, Inc.	36,381
481	Phillips 66	38,826
176	Pioneer Natural Resources Co.	38,109
371	Valero Energy Corp.	39,641
1,263	Williams (The) Cos., Inc.	36,160
		733,256
	Personal Products – 0.3%
269	Estee Lauder (The) Cos., Inc., Class A	58,077
	Pharmaceuticals – 2.9%
1,043	Bristol-Myers Squibb Co.	74,147
248	Eli Lilly & Co.	80,191

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
452	Johnson & Johnson	$73,839
881	Merck & Co., Inc.	75,872
1,532	Pfizer, Inc.	67,040
7,671	Viatris, Inc.	65,357
467	Zoetis, Inc.	69,251
		505,697
	Professional Services – 0.7%
189	Equifax, Inc.	32,400
271	Jacobs Solutions, Inc.	29,401
431	TransUnion	25,640
200	Verisk Analytics, Inc.	34,106
		121,547
	Road & Rail – 0.9%
1,187	CSX Corp.	31,622
219	JB Hunt Transport Services, Inc.	34,256
151	Norfolk Southern Corp.	31,657
135	Old Dominion Freight Line, Inc.	33,584
162	Union Pacific Corp.	31,561
		162,680
	Semiconductors & Semiconductor Equipment – 12.8%
982	Analog Devices, Inc.	136,832
1,577	Applied Materials, Inc.	129,204
295	Broadcom, Inc.	130,983
1,557	Entegris, Inc.	129,262
3,835	Intel Corp.	98,828
449	KLA Corp.	135,881
337	Lam Research Corp.	123,342
3,296	Marvell Technology, Inc.	141,431
2,470	Microchip Technology, Inc.	150,744
2,595	Micron Technology, Inc.	130,009
373	Monolithic Power Systems, Inc.	135,548
946	NVIDIA Corp.	114,835
969	NXP Semiconductors N.V.	142,937
1,123	QUALCOMM, Inc.	126,877
1,549	Skyworks Solutions, Inc.	132,083
1,602	Teradyne, Inc.	120,390
933	Texas Instruments, Inc.	144,410
		2,223,596
	Software – 3.8%
372	Intuit, Inc.	144,083
559	Microsoft Corp.	130,191
6,533	NortonLifeLock, Inc.	131,575
2,053	Oracle Corp.	125,377
363	Roper Technologies, Inc.	130,549
		661,775
	Specialty Retail – 3.3%
397	Advance Auto Parts, Inc.	62,067
2,550	Bath & Body Works, Inc.	83,130
Shares	Description	Value

	Specialty Retail (Continued)
1,053	Best Buy Co., Inc.	$66,697
251	Home Depot (The), Inc.	69,261
393	Lowe’s Cos., Inc.	73,809
978	Ross Stores, Inc.	82,416
1,229	TJX (The) Cos., Inc.	76,345
354	Tractor Supply Co.	65,802
		579,527
	Technology Hardware, Storage & Peripherals – 4.2%
1,049	Apple, Inc.	144,972
3,104	Dell Technologies, Inc., Class C	106,064
10,819	Hewlett Packard Enterprise Co.	129,611
4,376	HP, Inc.	109,050
2,199	NetApp, Inc.	136,008
2,009	Seagate Technology Holdings PLC	106,939
		732,644
	Textiles, Apparel & Luxury Goods – 0.6%
671	NIKE, Inc., Class B	55,774
1,554	VF Corp.	46,480
		102,254
	Tobacco – 0.4%
919	Altria Group, Inc.	37,109
389	Philip Morris International, Inc.	32,291
		69,400
	Trading Companies & Distributors – 0.3%
300	Fastenal Co.	13,812
76	WW Grainger, Inc.	37,178
		50,990
	Water Utilities – 0.1%
149	American Water Works Co., Inc.	19,394
	Total Common Stocks	16,866,083
	(Cost $19,113,251)
REAL ESTATE INVESTMENT TRUSTS – 2.9%
	Equity Real Estate Investment Trusts – 2.9%
138	Alexandria Real Estate Equities, Inc.	19,346
78	American Tower Corp.	16,747
103	AvalonBay Communities, Inc.	18,972
225	Boston Properties, Inc.	16,868
149	Camden Property Trust	17,798
119	Crown Castle, Inc.	17,201
154	Digital Realty Trust, Inc.	15,274
31	Equinix, Inc.	17,634
284	Equity LifeStyle Properties, Inc.	17,847
278	Equity Residential	18,687
76	Essex Property Trust, Inc.	18,409

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
118	Extra Space Storage, Inc.	$20,380
773	Healthpeak Properties, Inc.	17,717
563	Invitation Homes, Inc.	19,013
1,013	Kimco Realty Corp.	18,649
114	Mid-America Apartment Communities, Inc.	17,678
170	Prologis, Inc.	17,272
67	Public Storage	19,618
293	Realty Income Corp.	17,053
62	SBA Communications Corp.	17,648
211	Simon Property Group, Inc.	18,937
125	Sun Communities, Inc.	16,916
435	UDR, Inc.	18,144
389	Ventas, Inc.	15,626
672	VICI Properties, Inc.	20,059
243	Welltower, Inc.	15,630
605	Weyerhaeuser Co.	17,279
241	WP Carey, Inc.	16,822
	Total Real Estate Investment Trusts	499,224
	(Cost $551,744)
	Total Investments – 99.8%	17,365,307
	(Cost $19,664,995)
	Net Other Assets and Liabilities – 0.2%	34,927
	Net Assets – 100.0%	$17,400,234

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 16,866,083	$ 16,866,083	$ —	$ —
Real Estate Investment Trusts*	499,224	499,224	—	—
Total Investments	$ 17,365,307	$ 17,365,307	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 91.2%
	Aerospace & Defense – 1.8%
794	BWX Technologies, Inc.	$39,994
331	Curtiss-Wright Corp.	46,062
674	Hexcel Corp.	34,859
1,390	Howmet Aerospace, Inc.	42,993
201	Huntington Ingalls Industries, Inc.	44,521
1,492	Spirit AeroSystems Holdings, Inc., Class A	32,705
473	Woodward, Inc.	37,963
		279,097
	Air Freight & Logistics – 0.3%
431	CH Robinson Worldwide, Inc.	41,510
	Auto Components – 0.9%
1,464	BorgWarner, Inc.	45,969
1,746	Gentex Corp.	41,625
388	Lear Corp.	46,440
		134,034
	Automobiles – 0.6%
1,543	Harley-Davidson, Inc.	53,820
654	Thor Industries, Inc.	45,767
		99,587
	Banks – 6.4%
860	Bank OZK	34,022
427	BOK Financial Corp.	37,943
1,375	Cadence Bank	34,939
440	Comerica, Inc.	31,284
492	Commerce Bancshares, Inc.	32,551
510	Community Bank System, Inc.	30,641
277	Cullen/Frost Bankers, Inc.	36,625
498	East West Bancorp, Inc.	33,436
1,749	Eastern Bankshares, Inc.	34,350
49	First Citizens BancShares, Inc., Class A	39,074
822	First Financial Bankshares, Inc.	34,384
2,973	FNB Corp.	34,487
681	Glacier Bancorp, Inc.	33,457
728	Hancock Whitney Corp.	33,350
1,554	Home BancShares, Inc.	34,980
406	Independent Bank Corp.	30,259
1,211	PacWest Bancorp	27,369
446	Pinnacle Financial Partners, Inc.	36,170
420	Popular, Inc.	30,265
473	Prosperity Bancshares, Inc.	31,540
409	ServisFirst Bancshares, Inc.	32,720
418	SouthState Corp.	33,072
896	Synovus Financial Corp.	33,609
375	UMB Financial Corp.	31,609
921	United Bankshares, Inc.	32,926
3,101	Valley National Bancorp	33,491
766	Webster Financial Corp.	34,623
457	Western Alliance Bancorp	30,043
Shares	Description	Value

	Banks (Continued)
403	Wintrust Financial Corp.	$32,865
634	Zions Bancorp N.A.	32,245
		998,329
	Beverages – 0.5%
88	Coca-Cola Consolidated, Inc.	36,232
912	Molson Coors Beverage Co., Class B	43,767
		79,999
	Building Products – 2.8%
800	A.O. Smith Corp.	38,864
485	Advanced Drainage Systems, Inc.	60,319
447	Allegion PLC	40,087
583	Armstrong World Industries, Inc.	46,191
183	Carlisle Cos., Inc.	51,315
730	Fortune Brands Home & Security, Inc.	39,194
212	Lennox International, Inc.	47,206
588	Owens Corning	46,223
435	Simpson Manufacturing Co., Inc.	34,104
517	UFP Industries, Inc.	37,307
		440,810
	Capital Markets – 3.0%
277	Affiliated Managers Group, Inc.	30,982
568	Ares Management Corp., Class A	35,188
285	Cboe Global Markets, Inc.	33,450
508	Cohen & Steers, Inc.	31,816
345	Evercore, Inc., Class A	28,376
409	Houlihan Lokey, Inc.	30,830
587	Interactive Brokers Group, Inc., Class A	37,515
2,002	Invesco, Ltd.	27,427
1,169	Jefferies Financial Group, Inc.	34,486
996	Lazard Ltd., Class A	31,703
126	MarketAxess Holdings, Inc.	28,034
133	Morningstar, Inc.	28,239
598	SEI Investments Co.	29,332
576	Stifel Financial Corp.	29,900
473	Tradeweb Markets, Inc., Class A	26,687
		463,965
	Chemicals – 2.5%
342	Ashland Global Holdings, Inc.	32,480
879	Avient Corp.	26,634
272	Balchem Corp.	33,070
1,101	Chemours (The) Co.	27,140
1,980	Element Solutions, Inc.	32,215
726	HB Fuller Co.	43,632
1,243	Huntsman Corp.	30,503
761	Olin Corp.	32,632
555	RPM International, Inc.	46,237
446	Scotts Miracle-Gro (The) Co.	19,066
1,222	Valvoline, Inc.	30,965

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
360	Westlake Corp.	$31,277
		385,851
	Commercial Services & Supplies – 0.5%
361	MSA Safety, Inc.	39,450
320	Tetra Tech, Inc.	41,130
		80,580
	Communications Equipment – 0.6%
3,635	Juniper Networks, Inc.	94,946
	Construction & Engineering – 1.2%
670	AECOM	45,808
425	EMCOR Group, Inc.	49,079
1,620	MDU Resources Group, Inc.	44,307
195	Valmont Industries, Inc.	52,381
		191,575
	Construction Materials – 0.3%
398	Eagle Materials, Inc.	42,658
	Consumer Finance – 0.3%
864	OneMain Holdings, Inc.	25,505
2,025	SLM Corp.	28,330
		53,835
	Containers & Packaging – 1.5%
424	AptarGroup, Inc.	40,293
2,133	Graphic Packaging Holding Co.	42,105
758	Sealed Air Corp.	33,739
1,057	Silgan Holdings, Inc.	44,436
767	Sonoco Products Co.	43,512
1,098	WestRock Co.	33,917
		238,002
	Diversified Consumer Services – 1.0%
7,110	ADT, Inc.	53,254
1,383	H&R Block, Inc.	58,833
707	Service Corp. International	40,822
		152,909
	Diversified Financial Services – 0.4%
1,238	Equitable Holdings, Inc.	32,621
542	Voya Financial, Inc.	32,791
		65,412
	Diversified Telecommunication Services – 0.4%
9,495	Lumen Technologies, Inc.	69,124
Shares	Description	Value

	Electric Utilities – 1.4%
991	Hawaiian Electric Industries, Inc.	$34,348
383	IDACORP, Inc.	37,921
1,062	NRG Energy, Inc.	40,643
1,051	OGE Energy Corp.	38,319
554	Pinnacle West Capital Corp.	35,739
839	Portland General Electric Co.	36,463
		223,433
	Electrical Equipment – 1.9%
284	Acuity Brands, Inc.	44,721
245	Hubbell, Inc.	54,635
385	Regal Rexnord Corp.	54,039
14,592	Vertiv Holdings Co.	141,834
		295,229
	Electronic Equipment, Instruments & Components – 3.8%
2,797	Avnet, Inc.	101,028
1,028	Cognex Corp.	42,611
2,342	Jabil, Inc.	135,157
172	Littelfuse, Inc.	34,175
3,841	National Instruments Corp.	144,959
1,317	TD SYNNEX Corp.	106,927
1,902	Vontier Corp.	31,782
		596,639
	Energy Equipment & Services – 0.6%
2,437	ChampionX Corp.	47,692
2,861	NOV, Inc.	46,291
		93,983
	Entertainment – 0.3%
2,005	Warner Music Group Corp., Class A	46,536
	Food & Staples Retailing – 0.6%
1,860	Albertsons Cos., Inc., Class A	46,239
269	Casey’s General Stores, Inc.	54,478
		100,717
	Food Products – 1.9%
1,034	Campbell Soup Co.	48,722
1,888	Flowers Foods, Inc.	46,615
564	Ingredion, Inc.	45,413
696	Lamb Weston Holdings, Inc.	53,856
386	Lancaster Colony Corp.	58,008
13	Seaboard Corp.	44,235
		296,849
	Gas Utilities – 1.1%
614	National Fuel Gas Co.	37,792
910	New Jersey Resources Corp.	35,217
499	ONE Gas, Inc.	35,125

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities (Continued)
466	Southwest Gas Holdings, Inc.	$32,503
1,050	UGI Corp.	33,946
		174,583
	Health Care Equipment & Supplies – 2.0%
1,963	CONMED Corp.	157,374
5,262	DENTSPLY SIRONA, Inc.	149,177
		306,551
	Health Care Providers & Services – 5.6%
401	Chemed Corp.	175,061
3,354	Encompass Health Corp.	151,701
2,559	Ensign Group (The), Inc.	203,440
5,269	Premier, Inc., Class A	178,830
1,867	Universal Health Services, Inc., Class B	164,632
		873,664
	Hotels, Restaurants & Leisure – 3.9%
1,594	Aramark	49,733
982	Boyd Gaming Corp.	46,792
437	Choice Hotels International, Inc.	47,860
255	Churchill Downs, Inc.	46,958
420	Marriott Vacations Worldwide Corp.	51,181
585	Papa John’s International, Inc.	40,956
667	Texas Roadhouse, Inc.	58,203
1,258	Travel + Leisure Co.	42,923
224	Vail Resorts, Inc.	48,304
2,587	Wendy’s (The) Co.	48,351
653	Wingstop, Inc.	81,899
743	Wyndham Hotels & Resorts, Inc.	45,583
		608,743
	Household Durables – 1.7%
1,412	Leggett & Platt, Inc.	46,907
2,565	Newell Brands, Inc.	35,628
1,232	PulteGroup, Inc.	46,200
2,285	Tempur Sealy International, Inc.	55,160
1,095	Toll Brothers, Inc.	45,990
315	Whirlpool Corp.	42,465
		272,350
	Household Products – 0.3%
1,823	Reynolds Consumer Products, Inc.	47,416
	Independent Power & Renewable Electricity Producers – 0.8%
1,164	Clearway Energy, Inc., Class C	37,073
517	Ormat Technologies, Inc.	44,566
Shares	Description	Value

	Independent Power & Renewable Electricity Producers (Continued)
1,774	Vistra Corp.	$37,254
		118,893
	Insurance – 3.8%
883	American Equity Investment Life Holding Co.	32,927
233	American Financial Group, Inc.	28,643
187	Assurant, Inc.	27,165
565	Axis Capital Holdings Ltd.	27,770
168	Erie Indemnity Co., Class A	37,348
115	Everest Re Group Ltd.	30,181
610	First American Financial Corp.	28,121
331	Globe Life, Inc.	33,001
221	Hanover Insurance Group (The), Inc.	28,319
674	Kemper Corp.	27,809
141	Kinsale Capital Group, Inc.	36,014
690	Lincoln National Corp.	30,298
1,444	Old Republic International Corp.	30,223
270	Primerica, Inc.	33,332
275	Reinsurance Group of America, Inc.	34,598
206	RenaissanceRe Holdings Ltd.	28,920
277	RLI Corp.	28,359
371	Selective Insurance Group, Inc.	30,199
949	Unum Group	36,821
		590,048
	IT Services – 1.7%
884	Concentrix Corp.	98,681
1,032	Genpact Ltd.	45,171
243	Jack Henry & Associates, Inc.	44,292
700	Maximus, Inc.	40,509
2,655	Western Union (The) Co.	35,842
		264,495
	Leisure Products – 0.8%
669	Brunswick Corp.	43,786
596	Hasbro, Inc.	40,182
492	Polaris, Inc.	47,060
		131,028
	Life Sciences Tools & Services – 1.5%
1,664	Azenta, Inc.	71,319
2,996	Bruker Corp.	158,968
		230,287
	Machinery – 4.6%
443	AGCO Corp.	42,603
1,137	Allison Transmission Holdings, Inc.	38,385
499	Crane Holdings Co.	43,682
908	Donaldson Co., Inc.	44,501

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
999	Esab Corp.	$33,327
1,527	Flowserve Corp.	37,106
597	Franklin Electric Co., Inc.	48,781
736	Graco, Inc.	44,123
650	ITT, Inc.	42,471
396	John Bean Technologies Corp.	34,056
354	Lincoln Electric Holdings, Inc.	44,505
216	Nordson Corp.	45,850
532	Oshkosh Corp.	37,394
222	Snap-on, Inc.	44,700
664	Timken (The) Co.	39,203
577	Toro (The) Co.	49,899
356	Watts Water Technologies, Inc., Class A	44,760
		715,346
	Marine – 0.2%
600	Matson, Inc.	36,912
	Media – 1.4%
80	Cable One, Inc.	68,244
1,750	New York Times (The) Co., Class A	50,312
3,135	News Corp., Class A	47,370
300	Nexstar Media Group, Inc.	50,055
		215,981
	Metals & Mining – 1.3%
773	Alcoa Corp.	26,019
1,065	Commercial Metals Co.	37,786
207	Reliance Steel & Aluminum Co.	36,103
330	Royal Gold, Inc.	30,961
533	Steel Dynamics, Inc.	37,816
1,968	United States Steel Corp.	35,660
		204,345
	Multiline Retail – 0.9%
221	Dillard’s, Inc., Class A	60,280
1,368	Kohl’s Corp.	34,405
2,666	Macy’s, Inc.	41,776
		136,461
	Multi-Utilities – 0.5%
557	Black Hills Corp.	37,726
1,375	NiSource, Inc.	34,636
		72,362
	Oil, Gas & Consumable Fuels – 5.3%
5,346	Antero Midstream Corp.	49,076
1,386	APA Corp.	47,387
597	Chesapeake Energy Corp.	56,243
925	Civitas Resources, Inc.	53,086
987	DT Midstream, Inc.	51,215
845	Enviva Inc.	50,751
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
1,406	EQT Corp.	$57,295
1,071	HF Sinclair Corp.	57,663
2,305	Magnolia Oil & Gas Corp., Class A	45,662
1,038	Matador Resources, Co.	50,779
1,602	Murphy Oil Corp.	56,342
1,095	Ovintiv, Inc.	50,370
785	PDC Energy, Inc.	45,365
1,415	SM Energy Co.	53,218
811	Targa Resources Corp.	48,936
33	Texas Pacific Land Corp.	58,649
		832,037
	Paper & Forest Products – 0.3%
834	Louisiana-Pacific Corp.	42,692
	Pharmaceuticals – 1.9%
5,571	Organon & Co.	130,361
4,634	Perrigo Co. PLC	165,249
		295,610
	Professional Services – 3.4%
484	Booz Allen Hamilton Holding Corp.	44,697
478	Exponent, Inc.	41,906
438	Insperity, Inc.	44,716
2,479	KBR, Inc.	107,142
1,191	Leidos Holdings, Inc.	104,177
572	ManpowerGroup, Inc.	37,003
584	Robert Half International, Inc.	44,676
1,288	Science Applications International Corp.	113,898
		538,215
	Real Estate Management & Development – 0.2%
3,162	eXp World Holdings, Inc.	35,446
	Road & Rail – 0.9%
945	Knight-Swift Transportation Holdings, Inc.	46,239
301	Landstar System, Inc.	43,456
615	Ryder System, Inc.	46,426
		136,121
	Semiconductors & Semiconductor Equipment – 2.4%
7,077	Amkor Technology, Inc.	120,663
426	MKS Instruments, Inc.	35,204
1,599	Power Integrations, Inc.	102,848
1,186	Universal Display Corp.	111,899
		370,614

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software – 1.9%
3,602	Bentley Systems, Inc., Class B	$110,185
1,676	Dolby Laboratories, Inc., Class A	109,192
2,507	Pegasystems, Inc.	80,575
		299,952
	Specialty Retail – 3.0%
4,368	American Eagle Outfitters, Inc.	42,500
648	Dick’s Sporting Goods, Inc.	67,807
1,934	Foot Locker, Inc.	60,205
5,927	Gap (The), Inc.	48,661
178	Lithia Motors, Inc.	38,190
210	Murphy USA, Inc.	57,731
466	Penske Automotive Group, Inc.	45,868
914	Signet Jewelers Ltd.	52,272
440	Williams-Sonoma, Inc.	51,854
		465,088
	Textiles, Apparel & Luxury Goods – 1.6%
693	Carter’s, Inc.	45,412
682	Columbia Sportswear Co.	45,899
4,746	Hanesbrands, Inc.	33,032
858	PVH Corp.	38,438
545	Ralph Lauren Corp.	46,287
1,600	Tapestry, Inc.	45,488
		254,556
	Thrifts & Mortgage Finance – 1.0%
830	Essent Group Ltd.	28,942
2,562	MGIC Investment Corp.	32,845
3,536	New York Community Bancorp, Inc.	30,162
1,643	Radian Group, Inc.	31,693
335	Walker & Dunlop, Inc.	28,050
		151,692
	Trading Companies & Distributors – 1.5%
1,308	Air Lease Corp.	40,561
485	Herc Holdings, Inc.	50,382
582	MSC Industrial Direct Co., Inc., Class A	42,375
831	Triton International Ltd.	45,481
183	Watsco, Inc.	47,115
		225,914
	Water Utilities – 0.2%
884	Essential Utilities, Inc.	36,580
	Total Common Stocks	14,249,591
	(Cost $16,603,774)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 8.7%
	Equity Real Estate Investment Trusts – 7.9%
516	Agree Realty Corp.	$34,871
1,050	American Homes 4 Rent, Class A	34,451
1,239	Americold Realty Trust	30,479
895	Apartment Income REIT Corp.	34,565
1,841	Brixmor Property Group, Inc.	34,003
1,273	Cousins Properties, Inc.	29,725
871	CubeSmart	34,892
1,663	Douglas Emmett, Inc.	29,818
241	EastGroup Properties, Inc.	34,786
389	Federal Realty Investment Trust	35,057
784	First Industrial Realty Trust, Inc.	35,131
811	Gaming and Leisure Properties, Inc.	35,879
1,368	Healthcare Realty Trust, Inc.	28,523
1,088	Highwoods Properties, Inc.	29,333
2,373	Host Hotels & Resorts, Inc.	37,683
339	Innovative Industrial Properties, Inc.	30,002
764	Iron Mountain, Inc.	33,593
711	Kilroy Realty Corp.	29,940
2,152	Kite Realty Group Trust	37,057
423	Lamar Advertising Co., Class A	34,893
333	Life Storage, Inc.	36,883
3,465	LXP Industrial Trust	31,739
2,437	Medical Properties Trust, Inc.	28,903
865	National Retail Properties, Inc.	34,479
743	National Storage Affiliates Trust	30,894
1,320	Omega Healthcare Investors, Inc.	38,927
2,742	Park Hotels & Resorts, Inc.	30,875
2,133	Physicians Realty Trust	32,080
996	Rayonier, Inc.	29,850
627	Regency Centers Corp.	33,764
646	Rexford Industrial Realty, Inc.	33,592
806	SL Green Realty Corp.	32,369
985	Spirit Realty Capital, Inc.	35,618
1,205	STAG Industrial, Inc.	34,258
1,427	STORE Capital Corp.	44,708
668	Terreno Realty Corp.	35,397
1,302	Vornado Realty Trust	30,154
		1,239,171
	Mortgage Real Estate Investment Trusts – 0.8%
2,916	AGNC Investment Corp.	24,553
1,365	Annaly Capital Management, Inc.	23,423
1,167	Blackstone Mortgage Trust, Inc., Class A	27,238
3,464	Rithm Capital Corp.	25,356

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
1,545	Starwood Property Trust, Inc.	$28,150
		128,720
	Total Real Estate Investment Trusts	1,367,891
	(Cost $1,717,013)
	Total Investments – 99.9%	15,617,482
	(Cost $18,320,787)
	Net Other Assets and Liabilities – 0.1%	11,406
	Net Assets – 100.0%	$15,628,888

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 14,249,591	$ 14,249,591	$ —	$ —
Real Estate Investment Trusts*	1,367,891	1,367,891	—	—
Total Investments	$ 15,617,482	$ 15,617,482	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 90.6%
	Aerospace & Defense – 0.5%
2,601	Maxar Technologies, Inc.	$48,691
855	Moog, Inc., Class A	60,149
		108,840
	Air Freight & Logistics – 0.3%
738	Forward Air Corp.	66,612
	Auto Components – 0.9%
5,677	Dana, Inc.	64,888
714	LCI Industries	72,442
1,309	Patrick Industries, Inc.	57,387
		194,717
	Automobiles – 0.4%
1,645	Winnebago Industries, Inc.	87,530
	Banks – 10.7%
1,115	Ameris Bancorp	49,852
2,452	Associated Banc-Corp.	49,236
1,320	Atlantic Union Bankshares Corp.	40,102
468	BancFirst Corp.	41,872
602	Bank of Hawaii Corp.	45,824
1,259	BankUnited, Inc.	43,020
797	Banner Corp.	47,087
1,808	Berkshire Hills Bancorp, Inc.	49,358
1,144	Cathay General Bancorp	43,998
1,563	Columbia Banking System, Inc.	45,155
1,805	CVB Financial Corp.	45,703
1,510	Dime Community Bancshares, Inc.	44,213
945	Eagle Bancorp, Inc.	42,355
1,079	Enterprise Financial Services Corp.	47,519
1,142	FB Financial Corp.	43,636
1,283	First Bancorp	46,932
3,469	First BanCorp	47,456
1,960	First Busey Corp.	43,081
3,337	First Commonwealth Financial Corp.	42,847
2,308	First Financial Bancorp	48,653
2,187	First Foundation, Inc.	39,672
1,972	First Hawaiian, Inc.	48,570
1,175	First Interstate BancSystem, Inc., Class A	47,411
1,257	First Merchants Corp.	48,621
3,099	Fulton Financial Corp.	48,964
1,078	Heartland Financial USA, Inc.	46,742
1,680	Hilltop Holdings, Inc.	41,748
3,236	Hope Bancorp, Inc.	40,903
659	Independent Bank Group, Inc.	40,456
1,117	International Bancshares Corp.	47,473
674	Lakeland Financial Corp.	49,074
1,321	Live Oak Bancshares, Inc.	40,423
1,158	Meta Financial Group, Inc.	38,168
1,170	National Bank Holdings Corp., Class A	43,278
Shares	Description	Value

	Banks (Continued)
1,191	NBT Bancorp, Inc.	$45,198
3,499	Northwest Bancshares, Inc.	47,271
1,763	OFG Bancorp	44,304
3,028	Old National Bancorp	49,871
1,532	Pacific Premier Bancorp, Inc.	47,431
369	Park National Corp.	45,933
1,554	Renasant Corp.	48,609
1,146	Sandy Spring Bancorp, Inc.	40,408
1,355	Seacoast Banking Corp. of Florida	40,962
2,106	Simmons First National Corp., Class A	45,890
749	Stock Yards Bancorp, Inc.	50,940
1,649	Towne Bank	44,243
1,534	Trustmark Corp.	46,986
1,483	United Community Banks, Inc.	49,087
1,530	Veritex Holdings, Inc.	40,683
1,492	Washington Federal, Inc.	44,730
1,412	WesBanco, Inc.	47,118
805	Westamerica BanCorp	42,093
		2,351,159
	Beverages – 0.4%
762	MGP Ingredients, Inc.	80,894
	Building Products – 1.0%
1,239	AAON, Inc.	66,757
659	CSW Industrials, Inc.	78,948
2,491	Zurn Water Solutions Corp.	61,030
		206,735
	Capital Markets – 2.5%
1,259	Artisan Partners Asset Management, Inc., Class A	33,905
1,060	B. Riley Financial, Inc.	47,191
13,289	BGC Partners, Inc., Class A	41,728
2,487	Brightsphere Investment Group, Inc.	37,081
1,409	Federated Hermes, Inc.	46,666
667	Hamilton Lane, Inc., Class A	39,760
1,138	Moelis & Co., Class A	38,476
395	Piper Sandler Cos.	41,372
637	PJT Partners, Inc., Class A	42,565
1,720	StepStone Group, Inc., Class A	42,157
1,858	Victory Capital Holdings, Inc., Class A	43,310
1,913	Virtu Financial, Inc., Class A	39,733
262	Virtus Investment Partners, Inc.	41,794
		535,738
	Chemicals – 1.8%
868	Cabot Corp.	55,456
578	Innospec, Inc.	49,517
902	Minerals Technologies, Inc.	44,568
184	NewMarket Corp.	55,353
370	Quaker Chemical Corp.	53,421

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
687	Sensient Technologies Corp.	$47,637
546	Stepan Co.	51,144
1,764	Trinseo PLC	32,316
		389,412
	Commercial Services & Supplies – 1.6%
1,563	ABM Industries, Inc.	59,753
1,436	Brady Corp., Class A	59,924
1,118	Brink’s (The) Co.	54,156
2,303	HNI Corp.	61,052
3,041	MillerKnoll, Inc.	47,440
394	UniFirst Corp.	66,283
		348,608
	Construction & Engineering – 1.6%
2,963	Arcosa, Inc.	169,424
816	Comfort Systems USA, Inc.	79,421
2,329	Granite Construction, Inc.	59,133
3,118	Primoris Services Corp.	50,668
		358,646
	Consumer Finance – 0.9%
1,831	Bread Financial Holdings, Inc.	57,585
644	FirstCash Holdings, Inc.	47,237
3,201	Navient Corp.	47,023
525	Nelnet, Inc., Class A	41,575
		193,420
	Containers & Packaging – 0.9%
1,088	Greif, Inc., Class A	64,812
6,812	Pactiv Evergreen, Inc.	59,469
2,450	TriMas Corp.	61,421
		185,702
	Diversified Consumer Services – 0.7%
141	Graham Holdings Co., Class B	75,855
1,132	Strategic Education, Inc.	69,516
		145,371
	Diversified Financial Services – 0.4%
2,091	Compass Diversified Holdings	37,763
1,674	Jackson Financial, Inc., Class A	46,454
		84,217
	Diversified Telecommunication Services – 0.5%
2,158	Cogent Communications Holdings, Inc.	112,561
	Electric Utilities – 0.7%
951	ALLETE, Inc.	47,598
Shares	Description	Value

	Electric Utilities (Continued)
718	MGE Energy, Inc.	$47,122
1,011	Otter Tail Corp.	62,197
		156,917
	Electrical Equipment – 0.8%
653	Encore Wire Corp.	75,448
1,151	EnerSys	66,954
7,830	GrafTech International Ltd.	33,747
		176,149
	Electronic Equipment, Instruments & Components – 5.8%
5,003	Advanced Energy Industries, Inc.	387,282
839	Badger Meter, Inc.	77,515
1,274	Belden, Inc.	76,466
9,858	Methode Electronics, Inc.	366,225
20,490	Vishay Intertechnology, Inc.	364,517
		1,272,005
	Energy Equipment & Services – 1.6%
3,416	Cactus, Inc., Class A	131,277
3,194	Helmerich & Payne, Inc.	118,082
8,728	Patterson-UTI Energy, Inc.	101,943
		351,302
	Entertainment – 0.4%
1,278	World Wrestling Entertainment, Inc., Class A	89,677
	Food & Staples Retailing – 0.6%
1,115	PriceSmart, Inc.	64,213
1,023	Weis Markets, Inc.	72,878
		137,091
	Food Products – 1.0%
3,206	B&G Foods, Inc. (a)	52,867
1,543	Cal-Maine Foods, Inc.	85,775
546	J&J Snack Foods Corp.	70,691
		209,333
	Gas Utilities – 0.7%
431	Chesapeake Utilities Corp.	49,733
1,052	Northwest Natural Holding Co.	45,636
751	Spire, Inc.	46,810
		142,179
	Health Care Equipment & Supplies – 0.2%
333	Mesa Laboratories, Inc.	46,896
	Health Care Providers & Services – 12.2%
33,939	Owens & Minor, Inc.	817,930
35,227	Patterson Cos., Inc.	846,152

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
45,190	Select Medical Holdings Corp.	$998,699
		2,662,781
	Hotels, Restaurants & Leisure – 2.4%
4,806	Bloomin’ Brands, Inc.	88,094
3,023	Cheesecake Factory (The), Inc.	88,513
957	Cracker Barrel Old Country Store, Inc.	88,599
1,425	Jack in the Box, Inc.	105,550
5,873	Krispy Kreme, Inc.	67,716
2,394	Red Rock Resorts, Inc., Class A	82,018
		520,490
	Household Durables – 1.6%
1,776	Century Communities, Inc.	75,977
816	Installed Building Products, Inc.	66,088
2,807	KB Home	72,758
3,369	La-Z-Boy, Inc.	76,038
2,472	MDC Holdings, Inc.	67,782
		358,643
	Household Products – 0.8%
2,689	Energizer Holdings, Inc.	67,602
929	Spectrum Brands Holdings, Inc.	36,259
379	WD-40 Co.	66,605
		170,466
	Insurance – 1.2%
1,215	Argo Group International Holdings Ltd.	23,401
803	Assured Guaranty Ltd.	38,905
2,476	CNO Financial Group, Inc.	44,494
1,167	Horace Mann Educators Corp.	41,183
1,011	Mercury General Corp.	28,733
900	Stewart Information Services Corp.	39,276
36	White Mountains Insurance Group Ltd.	46,909
		262,901
	Interactive Media & Services – 1.5%
6,371	Shutterstock, Inc.	319,633
	IT Services – 1.9%
6,118	CSG Systems International, Inc.	323,520
1,840	EVERTEC, Inc.	57,684
999	TTEC Holdings, Inc.	44,266
		425,470
	Leisure Products – 0.4%
1,916	Acushnet Holdings Corp.	83,327
Shares	Description	Value

	Machinery – 5.6%
583	Alamo Group, Inc.	$71,283
861	Albany International Corp., Class A	67,873
1,925	Altra Industrial Motion Corp.	64,719
1,664	Astec Industries, Inc.	51,900
2,179	Barnes Group, Inc.	62,930
828	EnPro Industries, Inc.	70,363
992	ESCO Technologies, Inc.	72,853
1,906	Federal Signal Corp.	71,132
1,024	Helios Technologies, Inc.	51,814
1,657	Hillenbrand, Inc.	60,845
372	Kadant, Inc.	62,053
2,921	Kennametal, Inc.	60,114
511	Lindsay Corp.	73,216
1,039	Mueller Industries, Inc.	61,758
5,785	Mueller Water Products, Inc., Class A	59,412
3,650	Shyft Group (The), Inc.	74,570
1,145	Tennant Co.	64,761
2,479	Terex Corp.	73,726
2,801	Trinity Industries, Inc.	59,801
		1,235,123
	Media – 0.9%
4,729	Gray Television, Inc.	67,719
1,672	John Wiley & Sons, Inc., Class A	62,800
3,915	Sinclair Broadcast Group, Inc., Class A	70,823
		201,342
	Metals & Mining – 1.5%
1,983	Carpenter Technology Corp.	61,750
1,564	Compass Minerals International, Inc.	60,261
14,121	Hecla Mining Co.	55,637
700	Kaiser Aluminum Corp.	42,945
751	Materion Corp.	60,080
1,255	Worthington Industries, Inc.	47,866
		328,539
	Multiline Retail – 0.5%
2,278	Franchise Group, Inc.	55,355
3,780	Nordstrom, Inc.	63,240
		118,595
	Multi-Utilities – 0.4%
1,284	Avista Corp.	47,572
948	NorthWestern Corp.	46,718
		94,290
	Oil, Gas & Consumable Fuels – 4.6%
961	Arch Resources, Inc.	113,975
3,573	California Resources Corp.	137,310
1,131	Chord Energy Corp.	154,687

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
4,451	CVR Energy, Inc.	$128,990
21,628	Equitrans Midstream Corp.	161,777
5,445	Northern Oil and Gas, Inc.	149,248
6,723	World Fuel Services Corp.	157,587
		1,003,574
	Personal Products – 1.2%
2,208	Edgewell Personal Care Co.	82,579
1,093	Inter Parfums, Inc.	82,478
422	Medifast, Inc.	45,728
1,761	Nu Skin Enterprises, Inc., Class A	58,765
		269,550
	Professional Services – 0.9%
714	ICF International, Inc.	77,840
1,106	Kforce, Inc.	64,867
1,169	Korn Ferry	54,885
		197,592
	Real Estate Management & Development – 0.7%
2,499	Kennedy-Wilson Holdings, Inc.	38,635
1,280	Marcus & Millichap, Inc.	41,958
4,895	Newmark Group, Inc., Class A	39,454
1,196	St. Joe (The) Co.	38,308
		158,355
	Road & Rail – 1.3%
964	ArcBest Corp.	70,112
4,034	Marten Transport Ltd.	77,291
3,032	Schneider National, Inc., Class B	61,550
1,761	Werner Enterprises, Inc.	66,213
		275,166
	Software – 3.6%
2,156	InterDigital, Inc.	87,145
8,060	Progress Software Corp.	342,953
25,304	Xperi Holding Corp.	357,799
		787,897
	Specialty Retail – 3.0%
2,247	Academy Sports & Outdoors, Inc.	94,778
2,885	Buckle (The), Inc.	91,339
3,700	Camping World Holdings, Inc., Class A	93,684
470	Group 1 Automotive, Inc.	67,149
4,685	Guess?, Inc.	68,729
1,863	Monro, Inc.	80,966
4,107	Rent-A-Center, Inc.	71,914
2,181	Sonic Automotive, Inc., Class A	94,437
		662,996
Shares	Description	Value

	Technology Hardware, Storage & Peripherals – 1.5%
24,588	Xerox Holdings Corp.	$321,611
	Textiles, Apparel & Luxury Goods – 1.6%
2,394	Kontoor Brands, Inc.	80,462
4,894	Levi Strauss & Co., Class A	70,816
900	Oxford Industries, Inc.	80,802
2,480	Steven Madden Ltd.	66,142
3,962	Wolverine World Wide, Inc.	60,975
		359,197
	Thrifts & Mortgage Finance – 0.8%
4,878	Capitol Federal Financial, Inc.	40,487
1,025	PennyMac Financial Services, Inc.	43,973
2,012	Provident Financial Services, Inc.	39,234
1,117	WSFS Financial Corp.	51,896
		175,590
	Tobacco – 0.3%
7,261	Vector Group Ltd.	63,969
	Trading Companies & Distributors – 1.8%
706	Applied Industrial Technologies, Inc.	72,563
931	Boise Cascade Co.	55,357
721	GATX Corp.	61,393
2,342	H&E Equipment Services, Inc.	66,372
893	McGrath RentCorp	74,887
1,657	Rush Enterprises, Inc., Class A	72,676
		403,248
	Water Utilities – 1.0%
686	American States Water Co.	53,474
1,006	California Water Service Group	53,006
637	Middlesex Water Co.	49,176
895	SJW Group	51,552
		207,208
	Wireless Telecommunication Services – 0.5%
8,302	Telephone & Data Systems, Inc.	115,398
	Total Common Stocks	19,814,662
	(Cost $23,798,884)
REAL ESTATE INVESTMENT TRUSTS – 9.0%
	Equity Real Estate Investment Trusts – 7.4%
3,030	Acadia Realty Trust	38,239
2,637	Alexander & Baldwin, Inc.	43,721
1,594	American Assets Trust, Inc.	40,998
3,227	Apple Hospitality REIT, Inc.	45,372
4,910	Brandywine Realty Trust	33,142

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
2,308	Broadstone Net Lease, Inc.	$35,843
2,567	CareTrust REIT, Inc.	46,488
580	Centerspace	39,046
1,807	Corporate Office Properties Trust	41,977
2,486	Easterly Government Properties, Inc.	39,204
6,733	Empire State Realty Trust, Inc., Class A	44,168
1,009	EPR Properties	36,183
2,203	Essential Properties Realty Trust, Inc.	42,848
1,780	Four Corners Property Trust, Inc.	43,058
3,343	Global Net Lease, Inc.	35,603
3,190	Hudson Pacific Properties, Inc.	34,930
2,283	Independence Realty Trust, Inc.	38,195
3,362	Industrial Logistics Properties Trust	18,491
1,835	InvenTrust Properties Corp.	39,141
3,266	iStar, Inc.	30,243
2,002	JBG SMITH Properties	37,197
1,233	LTC Properties, Inc.	46,176
5,434	Macerich (The) Co.	43,146
781	National Health Investors, Inc.	44,150
757	NexPoint Residential Trust, Inc.	34,981
2,793	Outfront Media, Inc.	42,426
6,547	Paramount Group, Inc.	40,788
2,857	Pebblebrook Hotel Trust	41,455
1,417	Phillips Edison & Co Inc	39,747
3,608	Piedmont Office Realty Trust, Inc., Class A	38,100
1,071	PotlatchDeltic Corp.	43,954
3,000	Retail Opportunity Investments Corp.	41,280
4,291	RLJ Lodging Trust	43,425
3,388	Sabra Health Care REIT, Inc.	44,451
1,338	Safehold, Inc.	35,403
9,050	Service Properties Trust	46,969
3,514	SITE Centers Corp.	37,635
3,329	Tanger Factory Outlet Centers, Inc.	45,541
5,025	Uniti Group, Inc.	34,924
3,112	Urban Edge Properties	41,514
2,221	Washington Real Estate Investment Trust	39,001
		1,629,153
	Mortgage Real Estate Investment Trusts – 1.6%
4,290	Apollo Commercial Real Estate Finance, Inc.	35,607
3,416	Arbor Realty Trust, Inc.	39,284
5,077	Chimera Investment Corp.	26,502
1,250	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	37,412
Shares	Description	Value

	Mortgage Real Estate Investment Trusts (Continued)
4,249	Ladder Capital Corp.	$38,071
4,166	MFA Financial, Inc.	32,411
16,226	New York Mortgage Trust, Inc.	37,969
3,238	PennyMac Mortgage Investment Trust	38,144
5,808	Redwood Trust, Inc.	33,338
8,993	Two Harbors Investment Corp.	29,857
		348,595
	Total Real Estate Investment Trusts	1,977,748
	(Cost $2,829,800)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 0.2%
	Capital Markets – 0.2%
3,455	Golub Capital BDC, Inc.	42,807
	(Cost $52,576)
MONEY MARKET FUNDS – 0.2%
51,789	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.77% (b) (c)	51,789
	(Cost $51,789)
	Total Investments – 100.0%	21,887,006
	(Cost $26,733,049)
	Net Other Assets and Liabilities – (0.0)%	(1,852)
	Net Assets – 100.0%	$21,885,154

(a)	All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $49,651 and the total value of the collateral held by the Fund is $51,789.
(b)	Rate shown reflects yield as of September 30, 2022.
(c)	This security serves as collateral for securities on loan.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$49,651
Non-cash Collateral (2)	(49,651)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 19,814,662	$ 19,814,662	$ —	$ —
Real Estate Investment Trusts*	1,977,748	1,977,748	—	—
Common Stocks - Business Development Companies*	42,807	42,807	—	—
Money Market Funds	51,789	51,789	—	—
Total Investments	$ 21,887,006	$ 21,887,006	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 96.7%
	Aerospace & Defense – 1.5%
371	General Dynamics Corp.	$78,715
218	L3Harris Technologies, Inc.	45,307
177	Lockheed Martin Corp.	68,373
671	Raytheon Technologies Corp.	54,928
		247,323
	Air Freight & Logistics – 0.4%
454	United Parcel Service, Inc., Class B	73,339
	Automobiles – 0.7%
9,621	Ford Motor Co.	107,755
	Banks – 4.1%
1,211	Bank of America Corp.	36,572
1,348	Citigroup, Inc.	56,171
1,711	Citizens Financial Group, Inc.	58,790
1,485	Fifth Third Bancorp	47,461
5,937	Huntington Bancshares, Inc.	78,250
430	JPMorgan Chase & Co.	44,935
3,624	KeyCorp	58,056
258	M&T Bank Corp.	45,491
295	PNC Financial Services Group (The), Inc.	44,079
2,702	Regions Financial Corp.	54,229
1,192	Truist Financial Corp.	51,900
1,214	US Bancorp	48,948
820	Wells Fargo & Co.	32,980
		657,862
	Beverages – 0.7%
645	Coca-Cola (The) Co.	36,133
889	Keurig Dr. Pepper, Inc.	31,844
234	PepsiCo, Inc.	38,203
		106,180
	Biotechnology – 4.3%
1,508	AbbVie, Inc.	202,389
816	Amgen, Inc.	183,926
4,921	Gilead Sciences, Inc.	303,577
		689,892
	Building Products – 1.3%
1,702	Johnson Controls International PLC	83,772
1,198	Masco Corp.	55,935
445	Trane Technologies PLC	64,441
		204,148
	Capital Markets – 3.3%
115	Ameriprise Financial, Inc.	28,974
1,092	Bank of New York Mellon (The) Corp.	42,064
68	BlackRock, Inc.	37,419
766	Blackstone, Inc.	64,114
1,498	Carlyle Group (The), Inc.	38,708
Shares	Description	Value

	Capital Markets (Continued)
127	CME Group, Inc.	$22,496
2,957	Franklin Resources, Inc.	63,635
127	Goldman Sachs Group (The), Inc.	37,217
676	Morgan Stanley	53,411
420	Northern Trust Corp.	35,935
838	State Street Corp.	50,959
494	T Rowe Price Group, Inc.	51,875
		526,807
	Chemicals – 1.5%
69	Air Products and Chemicals, Inc.	16,058
125	Celanese Corp.	11,293
671	Dow, Inc.	29,477
1,215	DuPont de Nemours, Inc.	61,236
235	Eastman Chemical Co.	16,697
115	FMC Corp.	12,155
142	International Flavors & Fragrances, Inc.	12,898
382	LyondellBasell Industries N.V., Class A	28,757
538	PPG Industries, Inc.	59,551
		248,122
	Communications Equipment – 0.6%
2,396	Cisco Systems, Inc.	95,840
	Consumer Finance – 1.7%
1,369	Ally Financial, Inc.	38,099
361	American Express Co.	48,703
659	Capital One Financial Corp.	60,740
328	Discover Financial Services	29,822
3,436	Synchrony Financial	96,861
		274,225
	Containers & Packaging – 0.7%
68	Avery Dennison Corp.	11,064
683	International Paper Co.	21,651
670	Packaging Corp. of America	75,234
		107,949
	Distributors – 0.7%
768	Genuine Parts Co.	114,678
	Diversified Financial Services – 0.3%
1,070	Apollo Global Management, Inc.	49,755
	Diversified Telecommunication Services – 1.6%
9,682	AT&T, Inc.	148,522
2,892	Verizon Communications, Inc.	109,809
		258,331

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities – 1.9%
363	Alliant Energy Corp.	$19,235
251	American Electric Power Co., Inc.	21,699
257	Duke Energy Corp.	23,906
511	Edison International	28,913
235	Entergy Corp.	23,648
397	Evergy, Inc.	23,582
261	Eversource Energy	20,348
446	Exelon Corp.	16,707
794	FirstEnergy Corp.	29,378
203	NextEra Energy, Inc.	15,917
1,280	PPL Corp.	32,448
393	Southern (The) Co.	26,724
283	Xcel Energy, Inc.	18,112
		300,617
	Electrical Equipment – 1.4%
589	Eaton Corp. PLC	78,549
965	Emerson Electric Co.	70,657
332	Rockwell Automation, Inc.	71,417
		220,623
	Electronic Equipment, Instruments & Components – 2.9%
10,257	Corning, Inc.	297,658
1,606	TE Connectivity Ltd.	177,238
		474,896
	Energy Equipment & Services – 0.1%
1,069	Baker Hughes Co.	22,406
	Food & Staples Retailing – 1.2%
557	Kroger (The) Co.	24,369
490	Sysco Corp.	34,648
1,975	Walgreens Boots Alliance, Inc.	62,015
597	Walmart, Inc.	77,431
		198,463
	Food Products – 2.7%
380	Archer-Daniels-Midland Co.	30,571
379	Bunge Ltd.	31,294
1,583	Conagra Brands, Inc.	51,653
532	General Mills, Inc.	40,757
116	Hershey (The) Co.	25,575
669	Hormel Foods Corp.	30,399
359	J.M. Smucker (The) Co.	49,330
677	Kellogg Co.	47,160
1,633	Kraft Heinz (The) Co.	54,461
304	McCormick & Co., Inc.	21,666
539	Mondelez International, Inc., Class A	29,553
Shares	Description	Value

	Food Products (Continued)
366	Tyson Foods, Inc., Class A	$24,130
		436,549
	Gas Utilities – 0.1%
159	Atmos Energy Corp.	16,194
	Health Care Equipment & Supplies – 2.2%
1,017	Abbott Laboratories	98,405
1,788	Baxter International, Inc.	96,302
2,083	Medtronic PLC	168,202
		362,909
	Health Care Providers & Services – 2.9%
4,702	Cardinal Health, Inc.	313,529
363	CVS Health Corp.	34,619
930	Quest Diagnostics, Inc.	114,102
		462,250
	Hotels, Restaurants & Leisure – 2.7%
1,366	Darden Restaurants, Inc.	172,553
354	McDonald’s Corp.	81,682
1,307	Starbucks Corp.	110,128
660	Yum! Brands, Inc.	70,184
		434,547
	Household Durables – 1.0%
1,128	Garmin Ltd.	90,590
997	Lennar Corp., Class A	74,326
		164,916
	Household Products – 0.9%
347	Clorox (The) Co.	44,552
421	Colgate-Palmolive Co.	29,575
374	Kimberly-Clark Corp.	42,090
253	Procter & Gamble (The) Co.	31,941
		148,158
	Independent Power & Renewable Electricity Producers – 0.1%
1,049	AES (The) Corp.	23,707
	Industrial Conglomerates – 1.1%
1,057	3M Co.	116,798
382	Honeywell International, Inc.	63,783
		180,581
	Insurance – 2.5%
666	Aflac, Inc.	37,429
289	Allstate (The) Corp.	35,989
684	American International Group, Inc.	32,476
261	Cincinnati Financial Corp.	23,378

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
1,759	Fidelity National Financial, Inc.	$63,676
491	Hartford Financial Services Group (The), Inc.	30,412
688	MetLife, Inc.	41,817
799	Principal Financial Group, Inc.	57,648
717	Prudential Financial, Inc.	61,504
174	Travelers (The) Cos., Inc.	26,657
		410,986
	Internet & Direct Marketing Retail – 0.4%
1,830	eBay, Inc.	67,362
	IT Services – 3.6%
273	Automatic Data Processing, Inc.	61,750
176	Broadridge Financial Solutions, Inc.	25,400
610	Fidelity National Information Services, Inc.	46,098
3,254	International Business Machines Corp.	386,608
636	Paychex, Inc.	71,365
		591,221
	Machinery – 2.2%
414	Caterpillar, Inc.	67,929
461	Cummins, Inc.	93,818
438	Illinois Tool Works, Inc.	79,125
217	Parker-Hannifin Corp.	52,581
856	Stanley Black & Decker, Inc.	64,380
		357,833
	Media – 3.1%
1,937	Comcast Corp., Class A	56,812
5,871	Interpublic Group of (The) Cos., Inc.	150,298
2,749	Omnicom Group, Inc.	173,434
6,261	Paramount Global, Class B	119,210
		499,754
	Metals & Mining – 0.2%
394	Newmont Corp.	16,560
111	Nucor Corp.	11,876
		28,436
	Multiline Retail – 0.7%
717	Target Corp.	106,396
	Multi-Utilities – 1.1%
210	Ameren Corp.	16,915
575	CenterPoint Energy, Inc.	16,203
295	CMS Energy Corp.	17,181
260	Consolidated Edison, Inc.	22,298
306	Dominion Energy, Inc.	21,148
163	DTE Energy Co.	18,753
Shares	Description	Value

	Multi-Utilities (Continued)
394	Public Service Enterprise Group, Inc.	$22,155
148	Sempra Energy	22,191
208	WEC Energy Group, Inc.	18,601
		175,445
	Oil, Gas & Consumable Fuels – 4.7%
326	Chevron Corp.	46,836
278	ConocoPhillips	28,451
1,759	Coterra Energy, Inc.	45,945
1,312	Devon Energy Corp.	78,891
395	Diamondback Energy, Inc.	47,582
239	EOG Resources, Inc.	26,703
592	Exxon Mobil Corp.	51,688
4,793	Kinder Morgan, Inc.	79,755
425	Marathon Petroleum Corp.	42,215
1,503	ONEOK, Inc.	77,014
683	Phillips 66	55,132
307	Pioneer Natural Resources Co.	66,475
430	Valero Energy Corp.	45,945
2,122	Williams (The) Cos., Inc.	60,753
		753,385
	Pharmaceuticals – 5.7%
2,862	Bristol-Myers Squibb Co.	203,460
893	Johnson & Johnson	145,880
2,136	Merck & Co., Inc.	183,952
3,752	Pfizer, Inc.	164,188
27,391	Viatris, Inc.	233,371
		930,851
	Road & Rail – 0.7%
269	Norfolk Southern Corp.	56,396
310	Union Pacific Corp.	60,394
		116,790
	Semiconductors & Semiconductor Equipment – 11.3%
1,357	Analog Devices, Inc.	189,084
673	Broadcom, Inc.	298,819
10,166	Intel Corp.	261,978
2,899	Microchip Technology, Inc.	176,926
1,283	NXP Semiconductors N.V.	189,255
1,707	QUALCOMM, Inc.	192,857
2,606	Skyworks Solutions, Inc.	222,214
1,890	Texas Instruments, Inc.	292,534
		1,823,667
	Software – 2.3%
10,352	NortonLifeLock, Inc.	208,490
2,618	Oracle Corp.	159,881
		368,371

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail – 4.7%
663	Advance Auto Parts, Inc.	$103,653
3,837	Bath & Body Works, Inc.	125,086
2,954	Best Buy Co., Inc.	187,106
375	Home Depot (The), Inc.	103,478
417	Lowe’s Cos., Inc.	78,317
958	Ross Stores, Inc.	80,731
1,369	TJX (The) Cos., Inc.	85,042
		763,413
	Technology Hardware, Storage & Peripherals – 6.9%
27,255	Hewlett Packard Enterprise Co.	326,515
8,769	HP, Inc.	218,524
4,691	NetApp, Inc.	290,138
5,419	Seagate Technology Holdings PLC	288,453
		1,123,630
	Textiles, Apparel & Luxury Goods – 0.7%
4,052	VF Corp.	121,195
	Tobacco – 1.2%
3,064	Altria Group, Inc.	123,724
762	Philip Morris International, Inc.	63,254
		186,978
	Trading Companies & Distributors – 0.1%
302	Fastenal Co.	13,904
	Total Common Stocks	15,648,639
	(Cost $18,598,979)
REAL ESTATE INVESTMENT TRUSTS – 2.9%
	Equity Real Estate Investment Trusts – 2.9%
127	Alexandria Real Estate Equities, Inc.	17,804
49	American Tower Corp.	10,520
98	AvalonBay Communities, Inc.	18,051
287	Boston Properties, Inc.	21,516
114	Camden Property Trust	13,617
118	Crown Castle, Inc.	17,057
164	Digital Realty Trust, Inc.	16,265
16	Equinix, Inc.	9,101
181	Equity LifeStyle Properties, Inc.	11,374
273	Equity Residential	18,351
73	Essex Property Trust, Inc.	17,683
110	Extra Space Storage, Inc.	18,998
1,038	Healthpeak Properties, Inc.	23,791
358	Invitation Homes, Inc.	12,090
1,085	Kimco Realty Corp.	19,975
80	Mid-America Apartment Communities, Inc.	12,406
119	Prologis, Inc.	12,090
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
49	Public Storage	$14,348
360	Realty Income Corp.	20,952
509	Simon Property Group, Inc.	45,683
78	Sun Communities, Inc.	10,556
402	UDR, Inc.	16,767
395	Ventas, Inc.	15,867
942	VICI Properties, Inc.	28,119
209	Welltower, Inc.	13,443
371	Weyerhaeuser Co.	10,596
357	WP Carey, Inc.	24,919
	Total Real Estate Investment Trusts	471,939
	(Cost $566,588)
	Total Investments – 99.6%	16,120,578
	(Cost $19,165,567)
	Net Other Assets and Liabilities – 0.4%	56,649
	Net Assets – 100.0%	$16,177,227

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 15,648,639	$ 15,648,639	$ —	$ —
Real Estate Investment Trusts*	471,939	471,939	—	—
Total Investments	$ 16,120,578	$ 16,120,578	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
September 30, 2022 (Unaudited)
	Developed International Equity Select ETF (RNDM)	Emerging Markets Equity Select ETF (RNEM)	Large Cap US Equity Select ETF (RNLC)
ASSETS:
Investments, at value	$ 15,844,505	$ 7,906,148	$ 17,365,307
Cash	51,962	4,905	17,123
Foreign currency	14,846	10,036	—
Receivables:
Dividends	51,244	14,679	25,075
Dividend reclaims	43,990	558	2,755
Securities lending income	10	—	—
Total Assets	16,006,557	7,936,326	17,410,260
LIABILITIES:
Due to custodian	—	—	—
Payables:
Investment advisory fees	7,607	5,274	10,026
Collateral for securities on loan	33,624	—	—
Deferred foreign capital gains tax	—	6,357	—
Total Liabilities	41,231	11,631	10,026
NET ASSETS	$15,965,326	$7,924,695	$17,400,234
NET ASSETS consist of:
Paid-in capital	$ 22,564,108	$ 10,563,616	$ 20,926,391
Par value	4,000	2,000	6,500
Accumulated distributable earnings (loss)	(6,602,782)	(2,640,921)	(3,532,657)
NET ASSETS	$15,965,326	$7,924,695	$17,400,234
NET ASSET VALUE, per share	$39.91	$39.62	$26.77
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	400,002	200,002	650,002
Investments, at cost	$19,850,500	$9,239,352	$19,664,995
Foreign currency, at cost (proceeds)	$14,888	$10,034	$—
Securities on loan, at value	$31,961	$—	$—

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)	Small Cap US Equity Select ETF (RNSC)	US Equity Dividend Select ETF (RNDV)

$ 15,617,482	$ 21,887,006	$ 16,120,578
—	21,943	23,652
—	—	—

23,514	39,576	37,955
452	—	2,301
—	247	—
15,641,448	21,948,772	16,184,486

4,180	—	—

8,380	11,829	7,259
—	51,789	—
—	—	—
12,560	63,618	7,259
$ 15,628,888	$ 21,885,154	$ 16,177,227

$ 19,936,860	$ 27,898,434	$ 20,464,113
6,500	9,500	6,500
(4,314,472)	(6,022,780)	(4,293,386)
$ 15,628,888	$ 21,885,154	$ 16,177,227
$24.04	$23.04	$24.89
650,002	950,002	650,002
$18,320,787	$26,733,049	$19,165,567
$—	$—	$—
$—	$49,651	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended September 30, 2022 (Unaudited)
	Developed International Equity Select ETF (RNDM)	Emerging Markets Equity Select ETF (RNEM)	Large Cap US Equity Select ETF (RNLC)
INVESTMENT INCOME:
Dividends	$ 457,864	$ 332,989	$ 231,421
Interest	301	231	132
Securities lending income (net of fees)	96	—	—
Foreign withholding tax	(43,715)	(49,616)	(338)
Other	84	4	1
Total investment income	414,630	283,608	231,216
EXPENSES:
Investment advisory fees	61,597	31,654	62,879
Total expenses	61,597	31,654	62,879
NET INVESTMENT INCOME (LOSS)	353,033	251,954	168,337
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(307,278)	(146,206)	(124,715)
In-kind redemptions	128,841	—	540,905
Foreign currency transactions	(16,092)	4,127	—
Foreign capital gains tax	—	(5,295)	—
Net realized gain (loss)	(194,529)	(147,374)	416,190
Net change in unrealized appreciation (depreciation) on:
Investments	(4,506,355)	(1,548,052)	(4,876,661)
Foreign currency translation	(5,740)	(737)	—
Deferred foreign capital gains tax	—	15,204	—
Net change in unrealized appreciation (depreciation)	(4,512,095)	(1,533,585)	(4,876,661)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,706,624)	(1,680,959)	(4,460,471)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,353,591)	$(1,429,005)	$(4,292,134)

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)	Small Cap US Equity Select ETF (RNSC)	US Equity Dividend Select ETF (RNDV)

$201,041	$372,522	$305,732
124	241	145
—	3,590	—
(47)	(158)	(308)
42	15	9
201,160	376,210	305,578

51,670	70,234	46,219
51,670	70,234	46,219
149,490	305,976	259,359

(457,151)	(834,389)	(78,388)
833,647	913,871	—
—	—	—
—	—	—
376,496	79,482	(78,388)

(3,725,875)	(5,616,269)	(3,561,143)
—	—	—
—	—	—
(3,725,875)	(5,616,269)	(3,561,143)
(3,349,379)	(5,536,787)	(3,639,531)
$(3,199,889)	$(5,230,811)	$(3,380,172)
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	Developed International Equity Select ETF (RNDM)		Emerging Markets Equity Select ETF (RNEM)		Large Cap US Equity Select ETF (RNLC)
	Six Months Ended 9/30/2022 (Unaudited)	Year Ended 3/31/2022	Six Months Ended 9/30/2022 (Unaudited)	Year Ended 3/31/2022	Six Months Ended 9/30/2022 (Unaudited)	Year Ended 3/31/2022
OPERATIONS:
Net investment income (loss)	$ 353,033	$ 612,626	$ 251,954	$ 242,593	$ 168,337	$ 322,827
Net realized gain (loss)	(194,529)	2,370,496	(147,374)	364,099	416,190	6,041,882
Net change in unrealized appreciation (depreciation)	(4,512,095)	(2,937,328)	(1,533,585)	(464,909)	(4,876,661)	(3,315,959)
Net increase (decrease) in net assets resulting from operations	(4,353,591)	45,794	(1,429,005)	141,783	(4,292,134)	3,048,750
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(391,202)	(703,193)	(243,903)	(180,487)	(156,030)	(328,071)
Return of capital	—	—	—	(49,961)	—	—
Total distributions to shareholders	(391,202)	(703,193)	(243,903)	(230,448)	(156,030)	(328,071)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,346,583	5,595,303	2,305,295	—	3,125,444	11,195,391
Cost of shares redeemed	(7,143,304)	(5,356,575)	—	—	(2,954,881)	(17,927,661)
Net increase (decrease) in net assets resulting from shareholder transactions	(2,796,721)	238,728	2,305,295	—	170,563	(6,732,270)
Total increase (decrease) in net assets	(7,541,514)	(418,671)	632,387	(88,665)	(4,277,601)	(4,011,591)
NET ASSETS:
Beginning of period	23,506,840	23,925,511	7,292,308	7,380,973	21,677,835	25,689,426
End of period	$15,965,326	$23,506,840	$7,924,695	$7,292,308	$17,400,234	$21,677,835
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	450,002	450,002	150,002	150,002	650,002	850,002
Shares sold	100,000	100,000	50,000	—	100,000	350,000
Shares redeemed	(150,000)	(100,000)	—	—	(100,000)	(550,000)
Shares outstanding, end of period	400,002	450,002	200,002	150,002	650,002	650,002

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)		Small Cap US Equity Select ETF (RNSC)		US Equity Dividend Select ETF (RNDV)
Six Months Ended 9/30/2022 (Unaudited)	Year Ended 3/31/2022	Six Months Ended 9/30/2022 (Unaudited)	Year Ended 3/31/2022	Six Months Ended 9/30/2022 (Unaudited)	Year Ended 3/31/2022

$ 149,490	$ 241,500	$ 305,976	$ 274,780	$ 259,359	$ 374,454
376,496	3,693,023	79,482	2,198,102	(78,388)	1,755,695
(3,725,875)	(2,661,207)	(5,616,269)	(1,832,012)	(3,561,143)	(644,056)
(3,199,889)	1,273,316	(5,230,811)	640,870	(3,380,172)	1,486,093

(127,790)	(244,191)	(236,185)	(261,631)	(241,541)	(359,126)
—	—	—	—	—	—
(127,790)	(244,191)	(236,185)	(261,631)	(241,541)	(359,126)

5,684,607	13,029,289	9,895,658	18,629,899	1,508,047	19,135,641
(2,898,643)	(14,535,290)	(4,268,854)	(7,148,164)	—	(10,393,637)
2,785,964	(1,506,001)	5,626,804	11,481,735	1,508,047	8,742,004
(541,715)	(476,876)	159,808	11,860,974	(2,113,666)	9,868,971

16,170,603	16,647,479	21,725,346	9,864,372	18,290,893	8,421,922
$15,628,888	$16,170,603	$21,885,154	$21,725,346	$16,177,227	$18,290,893

550,002	600,002	750,002	350,002	600,002	300,002
200,000	450,000	350,000	650,000	50,000	650,000
(100,000)	(500,000)	(150,000)	(250,000)	—	(350,000)
650,002	550,002	950,002	750,002	650,002	600,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
Developed International Equity Select ETF (RNDM)
	Six Months Ended 9/30/2022 (Unaudited)	Year Ended				Period Ended 3/31/2018 (a)
		3/31/2022	3/31/2021	3/31/2020	3/31/2019
Net asset value, beginning of period	$ 52.24	$ 53.17	$ 39.88	$ 49.45	$ 51.38	$ 49.73
Income from investment operations:
Net investment income (loss)	0.90	1.24	0.90	1.11	1.07	0.62
Net realized and unrealized gain (loss)	(12.25)	(0.73)	13.01	(9.02)	(1.90)	1.48
Total from investment operations	(11.35)	0.51	13.91	(7.91)	(0.83)	2.10
Distributions paid to shareholders from:
Net investment income	(0.98)	(1.44)	(0.62)	(1.66)	(1.10)	(0.45)
Net asset value, end of period	$39.91	$52.24	$53.17	$39.88	$49.45	$51.38
Total return (b)	(21.91)%	0.82%	34.93%	(16.64)%	(1.71)%	4.23%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 15,965	$ 23,507	$ 23,926	$ 23,929	$ 24,727	$ 12,846
Ratio of total expenses to average net assets	0.65% (c)	0.65%	0.65%	0.65%	0.65%	0.66% (c) (d)
Ratio of net investment income (loss) to average net assets	3.73% (c)	2.26%	1.86%	2.24%	2.32%	1.74% (c)
Portfolio turnover rate (e)	46%	69%	89%	62%	52%	21%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.65%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Emerging Markets Equity Select ETF (RNEM)
	Six Months Ended 9/30/2022 (Unaudited)	Year Ended				Period Ended 3/31/2018 (a)
		3/31/2022	3/31/2021	3/31/2020	3/31/2019
Net asset value, beginning of period	$ 48.61	$ 49.21	$ 37.80	$ 50.89	$ 54.94	$ 49.71
Income from investment operations:
Net investment income (loss)	1.30	1.61	1.15	1.50	1.10	0.70
Net realized and unrealized gain (loss)	(9.07)	(0.67)	11.64	(13.22)	(3.62)	5.78
Total from investment operations	(7.77)	0.94	12.79	(11.72)	(2.52)	6.48
Distributions paid to shareholders from:
Net investment income	(1.22)	(1.20)	(1.38)	(1.37)	(1.19)	(0.67)
Net realized gain	—	—	—	—	(0.34)	(0.58)
Return of capital	—	(0.34)	—	—	—	—
Total distributions	(1.22)	(1.54)	(1.38)	(1.37)	(1.53)	(1.25)
Net asset value, end of period	$39.62	$48.61	$49.21	$37.80	$50.89	$54.94
Total return (b)	(16.02)%	1.91%	34.44%	(23.66)%	(4.48)%	13.15%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 7,925	$ 7,292	$ 7,381	$ 7,561	$ 12,723	$ 5,494
Ratio of total expenses to average net assets	0.75% (c)	0.75%	0.75%	0.75%	0.75%	0.75% (c)
Ratio of net investment income (loss) to average net assets	5.97% (c)	3.30%	2.94%	2.83%	2.04%	1.75% (c)
Portfolio turnover rate (d)	35%	72%	75%	82%	69%	111%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Large Cap US Equity Select ETF (RNLC)
	Six Months Ended 9/30/2022 (Unaudited)	Year Ended				Period Ended 3/31/2018 (a)
		3/31/2022	3/31/2021	3/31/2020	3/31/2019
Net asset value, beginning of period	$ 33.35	$ 30.22	$ 18.85	$ 22.12	$ 21.54	$ 19.83
Income from investment operations:
Net investment income (loss)	0.24	0.38	0.34	0.46	0.38	0.21
Net realized and unrealized gain (loss)	(6.60)	3.13	11.39	(3.27)	0.56	1.68
Total from investment operations	(6.36)	3.51	11.73	(2.81)	0.94	1.89
Distributions paid to shareholders from:
Net investment income	(0.22)	(0.38)	(0.36)	(0.46)	(0.36)	(0.18)
Net asset value, end of period	$26.77	$33.35	$30.22	$18.85	$22.12	$21.54
Total return (b)	(19.08)%	11.62%	62.65%	(12.98)%	4.45%	9.54%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 17,400	$ 21,678	$ 25,689	$ 15,081	$ 18,800	$ 21,536
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.61% (c)	1.13%	1.41%	2.03%	1.72%	1.71% (c)
Portfolio turnover rate (d)	16%	21%	34%	24%	28%	11%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Mid Cap US Equity Select ETF (RNMC)
	Six Months Ended 9/30/2022 (Unaudited)	Year Ended				Period Ended 3/31/2018 (a)
		3/31/2022	3/31/2021	3/31/2020	3/31/2019
Net asset value, beginning of period	$ 29.40	$ 27.75	$ 15.85	$ 21.31	$ 21.18	$ 19.78
Income from investment operations:
Net investment income (loss)	0.23	0.35	0.33	0.39	0.32	0.23
Net realized and unrealized gain (loss)	(5.39)	1.65	11.90	(5.45)	0.12	1.36
Total from investment operations	(5.16)	2.00	12.23	(5.06)	0.44	1.59
Distributions paid to shareholders from:
Net investment income	(0.20)	(0.35)	(0.33)	(0.40)	(0.31)	(0.19)
Net asset value, end of period	$24.04	$29.40	$27.75	$15.85	$21.31	$21.18
Total return (b)	(17.58)%	7.26%	77.60%	(24.23)%	2.16%	8.03%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 15,629	$ 16,171	$ 16,647	$ 11,096	$ 13,853	$ 6,355
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.74% (c)	1.22%	1.46%	1.76%	1.70%	1.71% (c)
Portfolio turnover rate (d)	24%	43%	60%	43%	42%	40%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Small Cap US Equity Select ETF (RNSC)
	Six Months Ended 9/30/2022 (Unaudited)	Year Ended				Period Ended 3/31/2018 (a)
		3/31/2022	3/31/2021	3/31/2020	3/31/2019
Net asset value, beginning of period	$ 28.97	$ 28.18	$ 14.87	$ 20.84	$ 20.88	$ 19.73
Income from investment operations:
Net investment income (loss)	0.32	0.46	0.28	0.36	0.46	0.34
Net realized and unrealized gain (loss)	(6.00)	0.78	13.34	(5.98)	(0.09)	1.10
Total from investment operations	(5.68)	1.24	13.62	(5.62)	0.37	1.44
Distributions paid to shareholders from:
Net investment income	(0.25)	(0.45)	(0.31)	(0.35)	(0.41)	(0.29)
Net asset value, end of period	$23.04	$28.97	$28.18	$14.87	$20.84	$20.88
Total return (b)	(19.62)%	4.39%	92.49%	(27.51)%	1.78%	7.26%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 21,885	$ 21,725	$ 9,864	$ 5,946	$ 5,210	$ 4,175
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	2.61% (c)	1.79%	1.37%	1.97%	2.25%	2.22% (c)
Portfolio turnover rate (d)	33%	49%	71%	52%	52%	49%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
US Equity Dividend Select ETF (RNDV)
	Six Months Ended 9/30/2022 (Unaudited)	Year Ended				Period Ended 3/31/2018 (a)
		3/31/2022	3/31/2021	3/31/2020	3/31/2019
Net asset value, beginning of period	$ 30.48	$ 28.07	$ 17.50	$ 21.73	$ 21.09	$ 19.85
Income from investment operations:
Net investment income (loss)	0.39	0.64	0.58	0.73	0.78	0.41
Net realized and unrealized gain (loss)	(5.61)	2.40	10.61	(4.24)	0.58	1.18
Total from investment operations	(5.22)	3.04	11.19	(3.51)	1.36	1.59
Distributions paid to shareholders from:
Net investment income	(0.37)	(0.63)	(0.62)	(0.72)	(0.72)	(0.35)
Net asset value, end of period	$24.89	$30.48	$28.07	$17.50	$21.73	$21.09
Total return (b)	(17.16)%	10.86%	64.82%	(16.81)%	6.64%	8.00%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 16,177	$ 18,291	$ 8,422	$ 4,375	$ 5,434	$ 12,654
Ratio of total expenses to average net assets	0.50% (c)	0.50%	0.50%	0.50%	0.50%	0.50% (c) (d)
Ratio of net investment income (loss) to average net assets	2.81% (c)	2.33%	2.65%	3.23%	2.98%	3.32% (c)
Portfolio turnover rate (e)	28%	41%	89%	78%	98%	37%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty-three exchange-traded funds that are offering shares. This report covers the six funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust and listed and traded on The Nasdaq Stock Market LLC (“Nasdaq”).
Developed International Equity Select ETF - (ticker “RNDM”)
Emerging Markets Equity Select ETF - (ticker “RNEM”)
Large Cap US Equity Select ETF - (ticker “RNLC”)
Mid Cap US Equity Select ETF - (ticker “RNMC”)
Small Cap US Equity Select ETF - (ticker “RNSC”)
US Equity Dividend Select ETF - (ticker “RNDV”)
Each Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
Developed International Equity Select ETF	Nasdaq Riskalyze Developed Markets IndexTM
Emerging Markets Equity Select ETF	Nasdaq Riskalyze Emerging Markets IndexTM
Large Cap US Equity Select ETF	Nasdaq Riskalyze US Large Cap IndexTM
Mid Cap US Equity Select ETF	Nasdaq Riskalyze US Mid Cap IndexTM
Small Cap US Equity Select ETF	Nasdaq Riskalyze US Small Cap IndexTM
US Equity Dividend Select ETF	Nasdaq Riskalyze US Large Cap Select Dividend IndexTM
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”), and other equity securities  listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
2)	the type of security;
3)	the size of the holding;
4)	the initial cost of the security;
5)	transactions in comparable securities;
6)	price quotes from dealers and/or third-party pricing services;
7)	relationships among various securities;
8)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
9)	an analysis of the issuer’s financial statements;
10)	the existence of merger proposals or tender offers that might affect the value of the security; and
11)	other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur;
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
9)	other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2022, is included with each Fund’s Portfolio of Investments.
In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.
Effective September 8, 2022 and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees designated the Advisor as its valuation designee to perform fair value determinations and approved new Advisor Valuation Procedures for the Trust.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are shown in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
E. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2022, RNDM and RNSC had securities in the securities lending program. During the six months ended September 30, 2022, only RNDM and RNSC participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
F. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended September 30, 2022, were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of September 30, 2022.
G. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2022, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
Developed International Equity Select ETF	$ 703,193	$ —	$ —
Emerging Markets Equity Select ETF	180,487	—	49,961
Large Cap US Equity Select ETF	328,071	—	—
Mid Cap US Equity Select ETF	244,191	—	—
Small Cap US Equity Select ETF	261,631	—	—
US Equity Dividend Select ETF	359,126	—	—
As of March 31, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
Developed International Equity Select ETF	$ 76,952	$ (2,360,196)	$ 425,255
Emerging Markets Equity Select ETF	—	(1,097,564)	129,551
Large Cap US Equity Select ETF	12,444	(1,515,163)	2,418,226
Mid Cap US Equity Select ETF	12,795	(1,848,227)	848,639
Small Cap US Equity Select ETF	16,538	(1,170,060)	597,738
US Equity Dividend Select ETF	24,112	(1,095,016)	399,231

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
H. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
India’s Finance Bill, 2018 (“Finance Bill, 2018”) was enacted into law on March 29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax (“STT”) was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.
In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.
Until March 31, 2020, dividends received by a Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess. Subsequent to the Indian Finance Act, 2020, “The Taxation and Other Laws (Relaxation and Amendment of Certain Provisions) Bill, 2020” (the “Bill”) was enacted into law and is effective retroactively to April 1, 2020. The Bill caps the maximum surcharge at 15% of the tax on dividend income earned by the Fund. The highest effective tax rate proposed for non-corporate entities on dividends will be 23.92%. Note, the Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be off-set against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2019, 2020, 2021, and 2022 remain open to federal and state audit. As of September 30, 2022, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
when there has been a 50% change in ownership. At March 31, 2022, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains.
Non-Expiring Capital Loss Carryforward
Developed International Equity Select ETF	$ 2,360,196
Emerging Markets Equity Select ETF	1,095,270
Large Cap US Equity Select ETF	1,515,163
Mid Cap US Equity Select ETF	1,848,227
Small Cap US Equity Select ETF	1,170,060
US Equity Dividend Select ETF	1,095,016
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended March 31, 2022, the Funds incurred and elected to defer net ordinary losses as follows:
Ordinary Losses
Developed International Equity Select ETF	$ —
Emerging Markets Equity Select ETF	2,294
Large Cap US Equity Select ETF	—
Mid Cap US Equity Select ETF	—
Small Cap US Equity Select ETF	—
US Equity Dividend Select ETF	—
As of September 30, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Developed International Equity Select ETF	$ 19,850,500	$ 130,489	$ (4,136,484)	$ (4,005,995)
Emerging Markets Equity Select ETF	9,239,352	315,864	(1,649,068)	(1,333,204)
Large Cap US Equity Select ETF	19,664,995	763,727	(3,063,415)	(2,299,688)
Mid Cap US Equity Select ETF	18,320,787	473,640	(3,176,945)	(2,703,305)
Small Cap US Equity Select ETF	26,733,049	291,751	(5,137,794)	(4,846,043)
US Equity Dividend Select ETF	19,165,567	373,375	(3,418,364)	(3,044,989)
I. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
First Trust has entered into licensing agreements with Riskalyze, Inc. (“Licensor”) for the Funds. The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
First Trust is paid an annual unitary management fee based on each Fund’s average daily net assets at a rate set forth below:
Rate
Developed International Equity Select ETF	0.65%
Emerging Markets Equity Select ETF	0.75%
Large Cap US Equity Select ETF	0.60%
Mid Cap US Equity Select ETF	0.60%
Small Cap US Equity Select ETF	0.60%
US Equity Dividend Select ETF	0.50%
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with BBH. Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended September 30, 2022, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
Developed International Equity Select ETF	$ 8,632,235	$ 8,674,260
Emerging Markets Equity Select ETF	4,741,584	2,851,421
Large Cap US Equity Select ETF	3,303,201	3,304,511
Mid Cap US Equity Select ETF	4,091,411	4,034,669
Small Cap US Equity Select ETF	7,506,021	7,403,890
US Equity Dividend Select ETF	5,161,985	5,151,722

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
For the six months ended September 30, 2022, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
Developed International Equity Select ETF	$ 3,977,903	$ 6,742,374
Emerging Markets Equity Select ETF	462,996	—
Large Cap US Equity Select ETF	3,120,346	2,947,553
Mid Cap US Equity Select ETF	5,678,930	2,907,493
Small Cap US Equity Select ETF	9,864,377	4,271,299
US Equity Dividend Select ETF	1,499,875	—
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2023.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:
At a meeting on October 24, 2022, the Board of Trustees approved a breakpoint pricing arrangement for each of the series of the Trust, including the Funds. Pursuant to this arrangement, which is effective as of November 1, 2022, the management fee each Fund pays to First Trust, as investment manager, will be discounted as the Fund’s net assets reach certain predefined levels.

Additional Information
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
Variable Interest Entities Risk. In order to gain exposure to certain Chinese companies that are included in a Fund’s Index but are unavailable to direct investment by foreign investors, certain Funds invest significantly in non-Chinese shell companies that have created structures known as variable interest entities (“VIEs”) in order to gain exposure to such Chinese companies. In China, direct ownership of companies in certain sectors by foreign individuals and entities is prohibited. In order to allow for foreign investment in these businesses, many Chinese companies have created VIE structures to enable indirect foreign ownership. In such an arrangement, a Chinese operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the Chinese issuer or operating company to obtain economic exposure to the Chinese company, then issues shares on an exchange outside of mainland China, and U.S. investors hold stock in the non-Chinese shell company rather than directly in the Chinese issuer or operating company. This arrangement allows U.S. investors, such as the Fund, to

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
obtain economic exposure to the Chinese issuer or operating company through contractual means rather than through formal equity ownership. Because neither the shell company nor the Fund owns actual equity interests in the Chinese operating company, they do not have the voting rights or other types of control that an equity holder would expect to benefit from.  Although VIEs are a longstanding industry practice and well known to officials and regulators in China, VIEs are not formally recognized under Chinese law. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements that establish the links between the Chinese company and the shell company in which the Fund invests. This could considerably impact the financial condition of the shell company in which the Fund invests by limiting its ability to consolidate the financial results of the Chinese operating company into its own financial statements, as well as make the value of the shares held by the Fund effectively worthless. Further, if Chinese officials prohibit the existence of VIEs, the market value of the Fund’s associated holdings would likely suffer significant, and possibly permanent effects, which could negatively impact the Fund’s net asset value and could result in substantial losses. Further, it is uncertain whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the value of the Fund’s shares.
VIEs are also subject to the investment risks associated with the underlying Chinese issuer or operating company. Chinese companies are not subject to the same degree of regulatory requirements or accounting standards and oversight as companies in more developed countries. As a result, information about the Chinese securities and VIEs in which the Fund invests may be less reliable and incomplete. There also may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and VIEs, and shareholders may have limited legal remedies, which could negatively impact the Fund. Additionally, U.S.-listed VIEs may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements. Delisting would significantly decrease the liquidity and value of the securities, decrease the ability of the Fund to invest in such securities and may increase the cost of the Fund if required to seek alternative markets in which to invest in such securities.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Advisory Agreement
Board Considerations Regarding Approval of Continuation of Investment Management Agreement
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following six series of the Trust (each a “Fund” and collectively, the “Funds”):
Developed International Equity Select ETF (RNDM)
Emerging Markets Equity Select ETF (RNEM)
Large Cap US Equity Select ETF (RNLC)
Mid Cap US Equity Select ETF (RNMC)
Small Cap US Equity Select ETF (RNSC)
US Equity Dividend Select ETF (RNDV)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2023 at a meeting held on June 12–13, 2022. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2022 and June 12–13, 2022, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 18, 2022, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 12–13, 2022 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 18, 2022 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate payable by each Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the April 18, 2022 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2021 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index, but given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2022 (Unaudited)
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will likely increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2021 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board also considered the Advisor’s compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.  The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments.  The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 18, 2022 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee’s annual meeting held on March 17, 2022 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID.  The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Exchange-Traded Fund VI

First Trust Indxx Medical Devices ETF (MDEV)

Semi-Annual Report
For the Period Ended
September 30, 2022

First Trust Indxx Medical Devices ETF (MDEV)
Semi-Annual Report
September 30, 2022
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (First Trust Indxx Medical Devices ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the Fund’s performance. The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Indxx Medical Devices ETF (MDEV)
Semi-Annual Letter from the Chairman and CEO
September 30, 2022
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Indxx Medical Devices ETF (the “Fund”), which contains detailed information about the Fund for the six months ended September 30, 2022.
It is times like these that really test the mettle of investors. Are you someone that is implementing an investment plan with a long time horizon, a trader by nature, or do you fall somewhere in between? Frankly, the current climate is challenging for just about any strategy. While most investors are accustomed to dealing with high levels of volatility in the stock market, some of the daily swings we have witnessed lately have not only been uncharacteristically sharp but have occasionally seemed nearly inexplicable, in my opinion.
In case you have not noticed, volatility is also elevated in the fixed-income market. Bond valuations are down big in 2022. Year-to-date through October 31, 2022, the ICE BofA 15+ Year U.S. Treasury Index experienced a price decline of 33.51%, according to Bloomberg. It was down 31.87% on a total return basis, which includes reinvested interest. To put this into perspective, over the past 40 years, the worst annual showing by the U.S. Long-Term Government Bond Index (20-Year) tracked by Morningstar was the -14.90% total return posted in 2009 (think 2008-2009 global financial crisis). For those who may be unaware, investors benefitted from a trend of declining bond yields from September 1981 through August 2020. While that is an incredible run, nothing lasts forever. Suffice it to say, a lot of pain has been endured by investors in the markets this year and we believe there could be more to come in the near-term. The aggressive interest rate hikes by the Federal Reserve (the “Fed”) are a signal to the markets that it is behind the inflation curve. Moving forward, the Fed will be looking to lower inflation while simultaneously engineering a soft landing in the economy. That will be easier said than done, in my opinion.
There are far more headwinds challenging the securities markets than tailwinds. Here are just a few of those headwinds: stubbornly high inflation; additional rate hikes expected from the Fed from their November and December 2022 meetings, which could potentially push bond yields higher; the ongoing war between Russia and Ukraine, which is impacting the supply and prices of crude oil and natural gas; China enforcing a zero-tolerance policy to combat the spread of the coronavirus by locking down entire cities to its own economic detriment; and the potential for food and energy shortages this coming winter. With the housing market looking like it is finally cooling off, due largely to a huge spike in mortgage rates this year, which were up more than double the rate at the start of the year, the last big tailwind standing may just be the strong U.S. labor market. If the job market can hang in there, the Fed’s goal of a soft landing for the economy may be attainable. I think we will have a clearer picture of things at the start of 2023.
Year-to-date through October 31, 2022, the S&P 500® Index (the “Index”) posted a total return of -17.70%, according to Bloomberg, which puts the Index in bear market territory. A bear market is defined as a 20% or greater decline in the price of a security or index from its most recent peak. While the 17.70% decline in the Index would technically qualify as a stock market correction, investors should continue to view the current downturn as a bear market, in my opinion. Keep in mind, since World War II, there have been 12 bear markets in the Index, excluding the current bear market, according to Yardeni Research. The average price decline of those 12 bear markets was 33.6%. The average price gain over the 12-months following the trough reached during those bear markets was 40.8%, according to Bloomberg. Bear markets come and go. You can’t catch the turn if you are not in the market when the turn comes.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Indxx Medical Devices ETF
Semi-Annual Report (Unaudited)
September 30, 2022
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
The International Monetary Fund (“IMF”) reported in its October release that global gross domestic product (“GDP”) growth is expected to come in at 3.2% in 2022 and 2.7% in 2023, down from 6.0% in 2021. The IMF sees the U.S. economy growing 1.6% in 2022 and 1.0% in 2023, down from 5.7% in 2021. With respect to all Advanced Economies, the IMF is projecting GDP growth of 2.4% in 2022 and 1.1% in 2023, down from 5.2% in 2021. Lastly, it sees Emerging Markets and Developing Economies growing 3.7% in 2022 and 3.7% again in 2023, down from 6.6% in 2021. From 1970 to 2021, the average global GDP growth rate was 3.6%, according to the IMF. Looking ahead, the IMF notes that the global economy must navigate three key pressures: the war in Ukraine, world-wide inflation and continued economic headwinds in the U.S., Europe and China.
Russia’s war with Ukraine continues to destabilize the global economy, increasing the cost of living and impeding economic growth. European natural gas prices have spiked four-fold since 2021, according to the IMF. Russia has decreased natural gas deliveries to Europe by over 80% of their 2021 total, greatly increasing the likelihood of an energy shortage. Worldwide inflationary pressures continue to fester, with global inflation forecast to surge to 8.8% in 2022, up from 4.7% in 2021. Central banks have rapidly tightened monetary policy in response, and will likely have to continue to do so, in our opinion. These tighter financial conditions have produced significant headwinds to growth among most major economies and are likely to have at least some impact in 2023.
Performance of Global Stocks and Bonds
U.S. equities have turned negative over the past six-month period. The S&P 500® (the “Index”), S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of -20.20%, -17.50% and -18.58%, respectively, for the six-month period ended September 30, 2022, according to Bloomberg. Value stocks outperformed growth stocks over the period. The S&P 500® Value Index posted a total return of -16.43% versus -23.87% for the S&P 500® Growth Index; an indication that investors may be anticipating slower growth over the near-term and are opting for companies that are trading at more attractive valuations. All eleven sectors that comprise the Index were down on a total return basis. Energy was down least for the period, losing 2.94%, while the worst showing came from Communication Services, down 30.79%.
A Bloomberg survey of 23 equity strategists found that the average 2022 year-end price target for the Index was 4,346 as of September 15, 2022, down from 4,376 on August 16, 2022, according to its own release. Heading into 2022 (December 16, 2021), strategists had an average target of 4,950. The highest and lowest estimates on September 15, 2022, were 5,100 and 3,400, respectively. On September 15, 2022, the Index closed at 3,901.35, which was 18.66% below its all-time closing high of 4,796.56 on January 3, 2022. As of September 30, 2022, Bloomberg’s 2022, 2023 and 2024 consensus earnings growth rate estimates for the Index stood at 9.61%, 6.14% and 8.44%, respectively.
The performance of foreign equities continues to lag that of major U.S. stock indices. Over the past six months, the MSCI World ex USA and MSCI Emerging Markets equity indices posted total returns of -22.50% (USD) and -21.70% (USD), respectively, according to Bloomberg. Major foreign bond indices were also in negative territory. The Bloomberg Global Aggregate Index of higher quality debt posted a total return of -14.63% (USD), while the EM Hard Currency Aggregate Index of emerging markets debt fell by 13.90% (USD), according to Bloomberg. Over that same period, the U.S. dollar surged by 14.04% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY), pressuring the returns on unhedged foreign securities held by U.S. investors.
U.S. bond indices have not been immune to the aggressive tightening of monetary policy by central banks, particularly the U.S. Federal Reserve. Over the past six months, the best performing index we track was the U.S. Treasury: Intermediate Index, which posted a total return of -4.69%. The worst performer was the Municipal Long Bond: Long Bond (22+), which posted a total return of -12.15%. The yield on the benchmark 10-Year Treasury Note (“T-Note”) rose by 149 basis points (a 63.70% increase over the period) to close at 3.83%, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.10% for the 10-year period ended September 30, 2022.

Fund Performance Overview (Unaudited)
First Trust Indxx Medical Devices ETF (MDEV)
The First Trust Indxx Medical Devices ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Indxx Global Medical Equipment Index (the “Index”). The shares of the Fund are listed and traded on Cboe BZX Exchange, Inc. under the ticker symbol “MDEV.”
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks and depositary receipts that comprise the Index. The Index is developed, maintained and sponsored by Indxx, Inc. (the “Index Provider”). The Index is composed of common stock and depositary receipts issued by U.S. and non-U.S. companies that comprise the medical devices industry, as determined by the Index Provider. Companies comprising the medical devices industry are those companies that focus on developing equipment, instruments, and machines to diagnose, monitor, and treat diseases.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/22	1 Year Ended 9/30/22	Inception (6/22/21) to 9/30/22	Inception (6/22/21) to 9/30/22
Fund Performance
NAV	-27.34%	-36.98%	-28.93%	-35.28%
Market Price	-27.53%	-37.21%	-29.00%	-35.36%
Index Performance
Indxx Global Medical Equipment Index	-27.26%	-36.58%	-28.36%	-34.62%
MSCI World Health Care Index	-13.49%	-9.79%	-6.67%	-8.42%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Indxx and the Index are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Medical Devices ETF (MDEV) (Continued)
Sector Allocation	% of Total Investments
Health Care	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
Olympus Corp.	2.8%
Masimo Corp.	2.7
Agilent Technologies, Inc.	2.5
Terumo Corp.	2.5
Novocure Ltd.	2.5
ResMed, Inc.	2.4
Danaher Corp.	2.4
Boston Scientific Corp.	2.4
Waters Corp.	2.4
Insulet Corp.	2.4
Total	25.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

First Trust Indxx Medical Devices ETF (MDEV)
Understanding Your Fund Expenses
September 30, 2022 (Unaudited)
As a shareholder of the First Trust Indxx Medical Devices ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2022.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Indxx Medical Devices ETF (MDEV)
Actual	$1,000.00	$726.60	0.70%	$3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,021.56	0.70%	$3.55

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (April 1, 2022 through September 30, 2022), multiplied by 183/365 (to reflect the six-month period).

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.6%
	Biotechnology – 1.3%
658	Exact Sciences Corp. (a)	$21,378
	Health Care Equipment & Supplies – 76.0%
366	Abbott Laboratories	35,414
142	ABIOMED, Inc. (a)	34,884
560	Alcon, Inc. (b)	32,528
107	Align Technology, Inc. (a)	22,161
579	Baxter International, Inc.	31,185
165	Becton Dickinson and Co.	36,767
413	BioMerieux (b)	32,668
1,004	Boston Scientific Corp. (a)	38,885
287	Carl Zeiss Meditec AG (b)	29,812
269	Cochlear Ltd. (b)	33,414
283	Coloplast A.S., Class B (b)	28,760
109	Cooper (The) Cos., Inc.	28,765
1,002	Demant A.S. (a) (b)	24,771
939	DENTSPLY SIRONA, Inc.	26,621
352	DexCom, Inc. (a)	28,350
365	Edwards Lifesciences Corp. (a)	30,160
2,724	Fisher & Paykel Healthcare Corp., Ltd. (b)	28,234
594	Globus Medical, Inc., Class A (a)	35,385
568	Hologic, Inc. (a)	36,647
394	Hoya Corp. (b)	37,965
169	Insulet Corp. (a)	38,769
155	Intuitive Surgical, Inc. (a)	29,053
1,478	Koninklijke Philips N.V. (b)	22,756
306	Masimo Corp. (a)	43,195
402	Medtronic PLC	32,461
525	Novocure Ltd. (a)	39,889
2,340	Olympus Corp. (b)	45,016
179	ResMed, Inc.	39,076
732	Siemens Healthineers AG (b) (c) (d)	31,399
2,815	Smith & Nephew PLC (b)	32,493
111	Sonova Holding AG (b)	24,427
182	STERIS PLC	30,263
310	Straumann Holding AG (b)	28,353
167	Stryker Corp.	33,824
578	Sysmex Corp. (b)	30,886
132	Teleflex, Inc.	26,593
1,430	Terumo Corp. (b)	40,198
347	Zimmer Biomet Holdings, Inc.	36,279
		1,238,306
	Health Care Providers & Services – 1.6%
977	Amplifon S.p.A. (b)	25,455
	Life Sciences Tools & Services – 20.7%
332	Agilent Technologies, Inc.	40,355
76	Bio-Rad Laboratories, Inc., Class A (a)	31,703
151	Danaher Corp.	39,002
Shares	Description	Value

	Life Sciences Tools & Services (Continued)
33	Mettler-Toledo International, Inc. (a)	$35,776
262	PerkinElmer, Inc.	31,526
105	Sartorius Stedim Biotech (b)	32,207
74	Thermo Fisher Scientific, Inc.	37,532
144	Waters Corp. (a)	38,812
107	West Pharmaceutical Services, Inc.	26,331
2,952	WuXi AppTec Co., Ltd., Class H (b) (c) (d)	23,577
		336,821
	Total Investments – 99.6%	1,621,960
	(Cost $2,688,259)
	Net Other Assets and Liabilities – 0.4%	7,198
	Net Assets – 100.0%	$1,629,158

(a)	Non-income producing security.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $584,919 or 35.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

See Notes to Financial Statements

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Currency Exposure Diversification	% of Total Investments
United States Dollar	63.9%
Euro	10.7
Japanese Yen	9.5
Swiss Franc	5.3
Danish Krone	3.3
Australian Dollar	2.1
British Pound Sterling	2.0
New Zealand Dollar	1.7
Hong Kong Dollar	1.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Biotechnology	$ 21,378	$ 21,378	$ —	$ —
Health Care Equipment & Supplies	1,238,306	734,626	503,680	—
Health Care Providers & Services	25,455	—	25,455	—
Life Sciences Tools & Services	336,821	281,037	55,784	—
Total Investments	$ 1,621,960	$ 1,037,041	$ 584,919	$—
See Notes to Financial Statements

First Trust Indxx Medical Devices ETF (MDEV)
Statement of Assets and Liabilities
September 30, 2022 (Unaudited)
ASSETS:
Investments, at value (Cost $2,688,259)	$ 1,621,960
Cash	5,657
Receivables:
Dividends	1,796
Dividend reclaims	762
Total Assets	1,630,175
LIABILITIES:
Investment advisory fees payable	1,017
Total Liabilities	1,017
NET ASSETS	$1,629,158
NET ASSETS consist of:
Paid-in capital	$ 2,841,138
Par value	1,000
Accumulated distributable earnings (loss)	(1,212,980)
NET ASSETS	$1,629,158
NET ASSET VALUE, per share	$16.29
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	100,002

See Notes to Financial Statements

First Trust Indxx Medical Devices ETF (MDEV)
Statement of Operations
For the Six Months Ended September 30, 2022 (Unaudited)
INVESTMENT INCOME:
Dividends	$ 7,836
Foreign withholding tax	(615)
Other	10
Total investment income	7,231
EXPENSES:
Investment advisory fees	6,749
Total expenses	6,749
NET INVESTMENT INCOME (LOSS)	482
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(122,999)
Foreign currency transactions	(487)
Net realized gain (loss)	(123,486)
Net change in unrealized appreciation (depreciation) on:
Investments	(490,130)
Foreign currency translation	(86)
Net change in unrealized appreciation (depreciation)	(490,216)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(613,702)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(613,220)
See Notes to Financial Statements

First Trust Indxx Medical Devices ETF (MDEV)
Statements of Changes in Net Assets
	Six Months Ended 9/30/2022 (Unaudited)	Period Ended 3/31/2022 (a)
OPERATIONS:
Net investment income (loss)	$ 482	$ (46,130)
Net realized gain (loss)	(123,486)	131,318
Net change in unrealized appreciation (depreciation)	(490,216)	(576,197)
Net increase (decrease) in net assets resulting from operations	(613,220)	(491,009)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	40,832,103
Net increase (decrease) in net assets resulting from shareholder transactions	—	2,733,387
Total increase (decrease) in net assets	(613,220)	2,242,378
NET ASSETS:
Beginning of period	2,242,378	—
End of period	$1,629,158	$2,242,378
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	100,002	—
Shares sold	—	1,600,002
Shares redeemed	—	(1,500,000)
Shares outstanding, end of period	100,002	100,002

(a)	Inception date is June 22, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

See Notes to Financial Statements

First Trust Indxx Medical Devices ETF (MDEV)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 9/30/2022 (Unaudited)	Period Ended 3/31/2022 (a)
Net asset value, beginning of period	$ 22.42	$ 25.17
Income from investment operations:
Net investment income (loss)	(0.00) (b)	(0.46)
Net realized and unrealized gain (loss)	(6.13)	(2.29)
Total from investment operations	(6.13)	(2.75)
Net asset value, end of period	$16.29	$22.42
Total return (c)	(27.34)%	(10.93)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 1,629	$ 2,242
Ratio of total expenses to average net assets	0.70% (d)	0.70% (d)
Ratio of net investment income (loss) to average net assets	0.05% (d)	(0.36)% (d)
Portfolio turnover rate (e)	13%	13%

(a)	Inception date is June 22, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount is less than $0.01.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2022 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty-three funds that are offering shares. This report covers the First Trust Indxx Medical Devices ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “MDEV” on the CBOE BZX Exchange, Inc. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The investment objective of the Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Indxx Global Medical Equipment Index. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks and depositary receipts that comprise the Index. There can be no assurances that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not

Notes to Financial Statements (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2022 (Unaudited)
available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
2)	the type of security;
3)	the size of the holding;
4)	the initial cost of the security;
5)	transactions in comparable securities;
6)	price quotes from dealers and/or third-party pricing services;
7)	relationships among various securities;
8)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
9)	an analysis of the issuer’s financial statements;
10)	the existence of merger proposals or tender offers that might affect the value of the security; and
11)	other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur;
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
9)	other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

Notes to Financial Statements (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2022 (Unaudited)
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of September 30, 2022, is included with the Fund’s Portfolio of Investments.
In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.
Effective September 8, 2022 and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees designated the Advisor as its valuation designee to perform fair value determinations and approved new Advisor Valuation Procedures for the Trust.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
C. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are shown in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
During the fiscal period ended March 31, 2022, no distributions were paid by the Fund.
As of March 31, 2022, the components of distributable earnings on a tax basis for the Fund were as follows:
Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(17,983)
Net unrealized appreciation (depreciation)	(581,777)

Notes to Financial Statements (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2022 (Unaudited)
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended 2022 remains open to federal and state audit. As of September 30, 2022, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2022, for federal income tax purposes, the Fund had $13,097 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended March 31, 2022, the Fund incurred and elected to defer net ordinary losses of $4,886.
As of September 30, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,688,259	$—	$(1,066,299)	$(1,066,299)
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
First Trust has entered into a license agreement with Indxx, Inc. (the “Licensor”), for the Fund. The license agreement allows for the use by First Trust of the Fund’s index and of certain trademarks and trade names of the Licensor. The Fund is a sub-licensee to the applicable agreement.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
First Trust is paid an annual unitary management fee of 0.70% of the Fund’s average daily net assets. First Trust is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Notes to Financial Statements (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2022 (Unaudited)
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended September 30, 2022, the cost of purchases and proceeds from sales of investments, excluding short term investments and in-kind transactions, were $249,115 and $248,068, respectively.
For the six months ended September 30, 2022, the Fund had no in-kind transactions.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

Notes to Financial Statements (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2022 (Unaudited)
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before June 21, 2023.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:
At a meeting on October 24, 2022, the Board of Trustees approved a breakpoint pricing arrangement for each of the series of the Trust, including the Fund. Pursuant to this arrangement, which was effective as of November 1, 2022, the management fee the Fund pays to First Trust, as investment manager, will be discounted as the Fund’s net assets reach certain predefined levels.

Additional Information
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2022 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2022 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2022 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Advisory Agreement
Board Considerations Regarding Approval of Continuation of Investment Management Agreement
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the First Trust Indxx Medical Devices ETF (the “Fund”). The Board approved the continuation of the Agreement for a

Additional Information (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2022 (Unaudited)
one-year period ending June 30, 2023 at a meeting held on June 12–13, 2022. The Board determined that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2022 and June 12–13, 2022, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for the Fund; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 18, 2022, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 12–13, 2022 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from the Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 18, 2022 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate payable by the Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board, at the April 18, 2022 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate overall, the Board also considered the

Additional Information (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2022 (Unaudited)
Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. Because the Fund commenced operations on June 22, 2021 and therefore has a limited performance history, comparative performance information for the Fund was not considered.
On the basis of all the information provided on the unitary fee for the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to the Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund and noted the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Fund will likely increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the period from inception through December 31, 2021 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the twelve months ended December 31, 2021. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Fund. The Board also considered the Advisor’s compensation for fund reporting services provided to the Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.  The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4:  highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments.  The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 18, 2022 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee’s annual meeting held on March 17, 2022 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.

Additional Information (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
September 30, 2022 (Unaudited)
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID.  The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Exchange Traded Fund VI

S-Network Healthcare Technology ETF

Statement of Assets and Liabilities

September 30, 2022 (Unaudited)

ASSETS:
Cash	$50.00
Total Assets	$50.00

NET ASSETS consist of:
Paid in Capital	$50.00
NET ASSETS	$50.00

Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2

NET ASSET VALUE, per share	$25.00

The accompanying notes are an integral part of the Statement of Assets and Liabilities.

Note 1: Organization

First Trust S-Network Healthcare Technology ETF (the “Fund”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a series of the First Trust Exchange-Traded Fund VI (the “Trust”), a registered open-end investment company that was organized as a Massachusetts business trust on June 4, 2012. The Fund has had no operations through September 30, 2022 other than matters relating to organization and registration and the sale of its shares to First Trust Portfolios L.P., the sole shareholder of the Fund.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the S-Network Healthcare Technology Index (the “Index”). Once the Fund commences investment operations, the Fund will normally invest at least 80% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

Note 2: Significant Accounting Policies

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statement. The preparation of the financial statement in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Statement of Assets and Liabilities. Actual results could differ from these estimates.

The Fund intends to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Note 3: Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements

First Trust Advisors L.P. (“First Trust”), the Fund’s Advisor, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.

Once the Fund commences investment operations, First Trust will be paid an annual unitary management fee of 0.65% of the Fund’s average daily net assets. First Trust is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by the Fund. Once the Fund commences investment operations, First Trust will also provide fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Note 4: Capital

Subsequent to the Fund’s commencement of investment operations, the Fund will issue and redeem shares in primary market transactions through a creation and redemption mechanism. The Fund will not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.

The Fund will impose fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also will impose fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Note 5: Subsequent Events

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statement was issued and has determined that there was the following subsequent event:

Effective October 24, 2022, the Board of Trustees of the Trust approved the liquidation and termination of the Fund as soon as practicable as determed by First Trust. The liquidation was completed on November 16, 2022 and the termination was completed on November 16, 2022.

(b)       Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Schedule of Investments.

a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)       Not applicable.

(b)       Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 8, 2022
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	December 8, 2022

* Print the name and title of each signing officer under his or her signature.